UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III

(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock
Value Opportunities Fund

Semiannual Report

8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	3.13	—	—	–7.38	–9.61	3.13	—	—	–27.68

Class B	2.83	—	—	–7.33	–9.92	2.83	—	—	–27.52

Class C	6.82	—	—	–6.90	–6.13	6.82	—	—	–26.08

Class I2	9.04	—	—	–5.85	–4.61	9.04	—	—	–22.51

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.37%, Class B — 2.07%, Class C — 2.07% and Class I — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.31%, Class B — 9.39%, Class C — 5.28% and Class I — 10.50%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Value Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-12-06	$7,387	$7,248	$9,166

Class C2	6-12-06	7,392	7,392	9,166

Class I3	6-12-06	7,749	7,749	9,166

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Value Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$951.80	$6.79

Class B	1,000.00	948.20	10.21

Class C	1,000.00	948.20	10.21

Class I	1,000.00	953.90	4.48

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Value Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,018.20	$7.02

Class B	1,000.00	1,014.70	10.56

Class C	1,000.00	1,014.70	10.56

Class I	1,000.00	1,020.60	4.63

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.08%, 2.08% and 0.91% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Value Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

Hasbro, Inc.	1.3%	PetSmart, Inc.	1.1%

Wyndham Worldwide Corp.	1.2%	Genworth Financial, Inc., Class A	1.1%

Lubrizol Corp.	1.2%	Torchmark Corp.	1.0%

Autoliv, Inc.	1.1%	TRW Automotive Holdings Corp.	1.0%

Herbalife, Ltd.	1.1%	Fossil, Inc.	1.0%

Sector Composition[2,3]

Consumer Discretionary	35%	Consumer Staples	7%

Health Care	17%	Materials	6%

Financials	12%	Energy	3%

Industrials	11%	Utilities	1%

Information Technology	7%	Short-Term Investments & Other	1%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Value Opportunities Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value
Common Stocks 99.32%		$10,443,707

(Cost $9,562,303)

Consumer Discretionary 34.66%		3,644,857

Auto Components 2.53%

Autoliv, Inc.	2,200	119,108

Dorman Products, Inc. (I)	400	9,380

Tenneco, Inc. (I)	1,200	29,664

TRW Automotive Holdings Corp. (I)	3,100	107,756

Distributors 0.05%

Core-Mark Holding Company, Inc. (I)	200	5,178

Diversified Consumer Services 1.36%

Career Education Corp. (I)(L)	2,100	36,813

DeVry, Inc.	600	22,866

Hillenbrand, Inc.	1,100	20,933

Regis Corp.	800	13,416

Steiner Leisure, Ltd. (I)	400	14,244

Weight Watchers International, Inc.	1,200	34,224

Hotels, Restaurants & Leisure 3.14%

Bluegreen Corp. (I)	900	2,304

Brinker International, Inc.	1,400	22,050

CEC Entertainment, Inc. (I)	400	12,548

Cracker Barrel Old Country Store, Inc.	900	40,149

DineEquity, Inc. (I)	500	15,960

Domino’s Pizza, Inc. (I)	1,800	23,076

Papa John’s International, Inc. (I)	400	9,524

Royal Caribbean Cruises, Ltd. (I)	1,400	34,384

Ruby Tuesday, Inc. (I)	1,500	13,815

Speedway Motorsports, Inc.	500	6,660

The Cheesecake Factory, Inc. (I)	900	20,151

Wyndham Worldwide Corp.	5,600	129,864

Household Durables 3.34%

American Greetings Corp., Class A	1,300	25,090

Blyth, Inc.	200	7,624

Furniture Brands International, Inc. (I)	1,100	5,115

Helen of Troy, Ltd. (I)	400	8,902

Jarden Corp.	1,300	35,022

La-Z-Boy, Inc. (I)	700	4,690

Newell Rubbermaid, Inc. (L)	4,000	60,080

See notes to financial statements	Semiannual report | Value Opportunities Fund	11

	Shares	Value
Household Durables (continued)

Sealy Corp. (I)	3,100	$7,347

Stanley Black & Decker, Inc.	1,800	96,552

Tempur-Pedic International, Inc. (I)	600	16,080

Tupperware Brands Corp.	1,200	47,208

Whirlpool Corp.	500	37,080

Internet & Catalog Retail 0.55%

HSN, Inc. (I)	1,600	42,064

NutriSystem, Inc. (L)	900	15,804

Leisure Equipment & Products 2.21%

Arctic Cat, Inc. (I)	500	3,495

Eastman Kodak Company (I)(L)	4,400	15,356

Hasbro, Inc.	3,500	141,260

Jakks Pacific, Inc. (I)	600	8,940

Polaris Industries, Inc. (L)	900	47,997

RC2 Corp. (I)	600	11,046

Steinway Musical Instruments, Inc. (I)	300	4,641

Media 3.52%

Arbitron, Inc.	200	5,088

Belo Corp., Class A (I)	1,800	9,414

Entercom Communications Corp., Class A (I)	1,200	6,600

EW Scripps Company (I)	1,300	8,827

Gannett Company, Inc.	8,500	102,765

John Wiley & Sons, Inc., Class A	800	28,472

Journal Communications, Inc., Class A (I)	1,700	6,732

Lee Enterprises, Inc. (I)(L)	2,800	6,216

LIN TV Corp., Class A (I)	1,800	7,182

Media General, Inc., Class A (I)	900	6,921

Meredith Corp. (L)	1,300	38,038

Scholastic Corp.	800	18,744

Sinclair Broadcast Group, Inc., Class A (I)	2,800	16,744

The McClatchy Company, Class A (I)(L)	2,600	6,968

The New York Times Company, Class A (I)	3,700	26,566

The Washington Post Company, Class B (L)	61	21,974

Valassis Communications, Inc. (I)	1,800	52,758

Multiline Retail 1.99%

Big Lots, Inc. (I)(L)	2,400	75,024

Dillard’s, Inc., Class A (L)	2,500	54,675

Family Dollar Stores, Inc.	1,400	59,906

Retail Ventures, Inc. (I)	1,500	12,660

The Bon-Ton Stores, Inc. (L)	300	1,905

Tuesday Morning Corp. (I)	1,400	5,194

Specialty Retail 10.18%

Aaron, Inc., Class B (L)	1,300	21,177

Abercrombie & Fitch Company, Class A	2,100	72,660

Advance Auto Parts, Inc.	900	49,023

Aeropostale, Inc. (I)	1,300	27,690

Americas Car-Mart, Inc. (I)	500	12,500

12	Value Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Specialty Retail (continued)

AnnTaylor Stores Corp. (I)	1,500	$22,995

Asbury Automotive Group, Inc. (I)	700	8,351

Big 5 Sporting Goods Corp.	500	5,933

Brown Shoe Company, Inc.	1,300	13,676

Cabela’s, Inc. (I)(L)	1,100	17,138

Collective Brands, Inc. (I)(L)	1,500	19,395

Foot Locker, Inc.	2,900	34,046

Genesco, Inc. (I)	700	17,668

Gymboree Corp. (I)	500	18,815

Hibbett Sports, Inc. (I)(L)	300	6,954

Jo-Ann Stores, Inc. (I)	800	32,528

Jos. A. Bank Clothiers, Inc. (I)(L)	900	32,877

Limited Brands, Inc.	600	14,160

Office Depot, Inc. (I)	4,800	16,368

OfficeMax, Inc. (I)	2,800	27,272

PetSmart, Inc.	3,600	114,804

RadioShack Corp.	4,000	73,920

Rent-A–Center, Inc.	1,800	36,144

Shoe Carnival, Inc. (I)	400	6,612

Systemax, Inc.	1,000	11,770

Talbots, Inc. (I)(L)	1,100	10,978

The Cato Corp., Class A	800	18,360

The Children’s Place Retail Stores, Inc. (I)	700	30,562

The Dress Barn, Inc. (I)	2,000	41,700

The Finish Line, Inc., Class A	1,200	15,840

Tiffany & Company (L)	2,200	87,186

Tractor Supply Company	1,100	74,778

West Marine, Inc. (I)	500	4,210

Williams-Sonoma, Inc. (L)	2,800	72,688

Textiles, Apparel & Luxury Goods 5.79%

Carter’s, Inc. (I)	1,100	24,574

Columbia Sportswear Company (L)	1,100	51,271

Deckers Outdoor Corp. (I)	1,300	56,511

Fossil, Inc. (I)	2,200	104,478

G-III Apparel Group, Ltd. (I)	600	14,472

Hanesbrands, Inc. (I)	700	16,758

Jones Apparel Group, Inc.	2,700	41,526

Kenneth Cole Productions, Inc., Class A (I)	400	4,832

Liz Claiborne, Inc. (I)(L)	3,000	12,600

Maidenform Brands, Inc. (I)	500	13,335

Oxford Industries, Inc.	600	11,832

Perry Ellis International, Inc. (I)	600	11,016

Phillips-Van Heusen Corp.	2,000	91,360

Quiksilver, Inc. (I)	3,600	12,924

Skechers U.S.A., Inc., Class A (I)	1,300	33,111

Steven Madden, Ltd. (I)	600	20,658

The Timberland Company, Class A (I)	1,300	20,891

True Religion Apparel, Inc. (I)	700	12,306

See notes to financial statements	Semiannual report | Value Opportunities Fund	13

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Unifirst Corp.	400	$15,704

Volcom, Inc. (I)	400	6,236

Wolverine World Wide, Inc.	1,300	32,851

Consumer Staples 6.87%		722,242

Beverages 0.60%

Constellation Brands, Inc., Class A (I)	3,300	54,978

National Beverage Corp.	600	8,604

Food & Staples Retailing 1.41%

BJ’s Wholesale Club, Inc. (I)(L)	700	29,372

Nash Finch Company	400	15,708

Ruddick Corp.	1,300	42,081

Spartan Stores, Inc.	400	5,228

United Natural Foods, Inc. (I)	1,200	41,688

Weis Markets, Inc.	400	14,064

Food Products 1.47%

Cal-Maine Foods, Inc.	300	8,904

Del Monte Foods Company	6,800	88,672

McCormick & Company, Inc.	400	15,948

The J.M. Smucker Company	700	40,936

Household Products 0.14%

Spectrum Brands Holdings, Inc. (I)	300	7,653

WD-40 Company	200	7,034

Personal Products 3.08%

Elizabeth Arden, Inc. (I)	800	13,096

Herbalife, Ltd.	2,100	116,718

Inter Parfums, Inc.	1,100	18,062

NBTY, Inc. (I)	1,900	103,531

Nu Skin Enterprises, Inc., Class A	1,000	25,570

Nutraceutical International Corp. (I)	400	5,428

Prestige Brands Holdings, Inc. (I)	700	5,180

Revlon, Inc. (I)	800	8,680

Schiff Nutrition International, Inc.	700	6,027

USANA Health Sciences, Inc. (I)	500	21,250

Tobacco 0.17%

Universal Corp.	500	17,830

Energy 3.20%		336,349

Energy Equipment & Services 1.56%

Complete Production Services, Inc. (I)	2,100	37,044

Lufkin Industries, Inc.	400	15,464

Oil States International, Inc. (I)	1,600	65,968

Rowan Companies, Inc. (I)	1,500	38,565

T-3 Energy Services, Inc. (I)	300	6,624

Oil, Gas & Consumable Fuels 1.64%

Crosstex Energy, Inc. (I)	700	5,201

Energy Partners, Ltd. (I)	500	5,465

Frontline, Ltd. (L)	1,100	29,150

14	Value Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Petroleum Development Corp. (I)	300	$8,070

Ship Finance International, Ltd.	2,200	38,522

Sunoco, Inc.	1,500	50,520

World Fuel Services Corp. (L)	1,400	35,756

Financials 12.18%		1,280,424

Capital Markets 1.43%

American Capital, Ltd. (I)(L)	11,400	57,798

Ares Capital Corp.	3,900	58,266

BlackRock Kelso Capital Corp.	1,900	20,520

MCG Capital Corp.	2,600	13,728

Commercial Banks 0.37%

Community Bank Systems, Inc. (L)	500	11,290

International Bancshares Corp. (L)	1,800	28,080

Consumer Finance 1.34%

Cash America International, Inc.	1,000	30,630

EZCORP, Inc., Class A (I)	1,700	30,566

Nelnet, Inc., Class A	1,400	30,674

SLM Corp. (I)	2,600	28,730

World Acceptance Corp. (I)	500	20,375

Diversified Financial Services 0.15%

Encore Capital Group, Inc. (I)	600	11,886

Primus Guaranty, Ltd. (I)	900	3,447

Insurance 7.32%

American Equity Investment Life Holding Company	1,900	18,031

American Financial Group, Inc.	2,400	69,048

Assurant, Inc.	2,800	102,368

CNA Surety Corp. (I)	700	11,732

CNO Financial Group, Inc. (I)	6,800	32,164

Endurance Specialty Holdings, Ltd.	1,300	47,892

FBL Financial Group, Inc., Class A	1,000	23,000

Genworth Financial, Inc., Class A (I)	10,600	114,798

Horace Mann Educators Corp.	1,000	16,400

Mercury General Corp.	800	31,376

National Financial Partners Corp. (I)	1,200	12,768

Protective Life Corp.	1,500	28,020

Reinsurance Group of America, Inc.	1,200	52,488

Safety Insurance Group, Inc.	400	16,300

StanCorp Financial Group, Inc.	1,100	39,193

Torchmark Corp.	2,200	108,570

Unitrin, Inc.	1,900	45,220

Real Estate Investment Trusts 1.57%

Agree Realty Corp.	300	7,125

American Capital Agency Corp.	700	19,068

Ashford Hospitality Trust, Inc. (I)(L)	2,200	17,666

CBL & Associates Properties, Inc.	1,800	21,960

CommonWealth REIT	1,000	24,120

General Growth Properties, Inc.	800	11,256

See notes to financial statements	Semiannual report | Value Opportunities Fund	15

	Shares	Value
Real Estate Investment Trusts (continued)

Glimcher Realty Trust	1,200	$7,128

iStar Financial, Inc. (I)(L)	2,700	9,423

Pennsylvania Real Estate Investment Trust	1,000	10,460

Resource Capital Corp.	1,200	7,104

Strategic Hotels & Resorts, Inc. (I)	4,600	16,422

Walter Investment Management Corp.	400	6,484

Winthrop Realty Trust, REIT	500	6,850

Health Care 17.25%		1,813,683

Health Care Equipment & Supplies 3.96%

American Medical Systems Holdings, Inc. (I)(L)	1,100	20,042

ArthroCare Corp. (I)	400	10,384

CONMED Corp. (I)	800	14,808

Hill-Rom Holdings, Inc. (L)	2,200	70,620

Integra LifeSciences Holdings Corp. (I)	700	24,339

Invacare Corp. (L)	1,000	22,900

Kinetic Concepts, Inc. (I)	2,300	73,416

Orthofix International NV (I)	400	10,680

STERIS Corp.	1,400	40,278

Teleflex, Inc.	1,200	57,672

The Cooper Companies, Inc.	1,500	60,510

Young Innovations, Inc.	100	2,623

Zoll Medical Corp. (I)	300	7,926

Health Care Providers & Services 8.78%

Almost Family, Inc. (I)	200	5,054

Amedisys, Inc. (I)	900	20,808

AMERIGROUP Corp. (I)	1,600	59,040

Centene Corp. (I)	1,400	28,308

Chemed Corp.	500	24,950

Community Health Systems, Inc. (I)	2,000	52,140

Continucare Corp. (I)	1,600	5,200

Coventry Health Care, Inc. (I)	4,000	77,400

Gentiva Health Services, Inc. (I)	1,000	20,550

Health Management Associates, Inc., Class A (I)	6,200	38,750

Health Net, Inc. (I)	3,500	83,580

Healthspring, Inc. (I)	1,900	39,444

Henry Schein, Inc. (I)(L)	300	15,840

LHC Group, Inc. (I)	200	4,002

LifePoint Hospitals, Inc. (I)	1,500	45,630

Lincare Holdings, Inc. (L)	3,449	79,396

Magellan Health Services, Inc. (I)	900	39,429

MEDNAX, Inc. (I)	800	37,072

Molina Healthcare, Inc. (I)	600	15,216

Omnicare, Inc.	2,400	46,080

Owens & Minor, Inc.	1,400	37,324

Patterson Companies, Inc.	2,900	73,341

Sunrise Senior Living, Inc. (I)	1,500	3,315

The Providence Service Corp. (I)	600	8,112

Universal American Financial Corp.	2,600	35,906

WellCare Health Plans, Inc. (I)	1,100	27,291

16	Value Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Technology 0.05%

MedQuist, Inc. (I)	700	$5,145

Life Sciences Tools & Services 1.40%

Kendle International, Inc. (I)	300	2,349

Mettler-Toledo International, Inc. (I)	80	8,847

Parexel International Corp. (I)	1,400	27,846

PerkinElmer, Inc.	3,100	65,131

Pharmaceutical Product Development, Inc.	1,900	43,643

Pharmaceuticals 3.06%

Endo Pharmaceuticals Holdings, Inc. (I)	3,200	86,944

Hi-Tech Pharmacal Company, Inc. (I)(L)	200	3,470

K-V Pharmaceutical Company, Class A (I)	1,900	2,793

Medicis Pharmaceutical Corp., Class A (L)	1,500	41,250

Mylan, Inc. (I)(L)	2,200	37,752

Par Pharmaceutical Companies, Inc. (I)	800	21,096

Perrigo Company	100	5,699

Viropharma, Inc. (I)	2,200	27,588

Watson Pharmaceuticals, Inc. (I)	2,200	94,754

Industrials 11.06%		1,162,729

Aerospace & Defense 1.81%

BE Aerospace, Inc. (I)	1,600	43,120

Ceradyne, Inc. (I)	400	8,736

Esterline Technologies Corp. (I)	800	36,800

LMI Aerospace, Inc. (I)	300	4,539

Moog, Inc., Class A (I)	900	28,080

Teledyne Technologies, Inc. (I)	800	28,944

Triumph Group, Inc.	600	39,828

Air Freight & Logistics 0.10%

Air Transport Services Group, Inc. (I)	1,200	5,532

Pacer International, Inc. (I)	1,000	5,120

Airlines 0.25%

US Airways Group, Inc. (I)	2,900	26,216

Building Products 0.29%

A.O. Smith Corp.	600	30,810

Commercial Services & Supplies 2.29%

ACCO Brands Corp. (I)	1,500	8,715

American Reprographics Company (I)	900	5,940

Avery Dennison Corp.	1,600	52,032

Consolidated Graphics, Inc. (I)	300	11,913

Deluxe Corp.	1,600	26,768

Ennis, Inc.	800	12,312

HNI Corp. (L)	700	16,359

Knoll, Inc.	900	12,078

M&F Worldwide Corp. (I)	500	11,600

R.R. Donnelley & Sons Company	2,400	36,348

Schawk, Inc., Class A	700	10,640

United Stationers, Inc. (I)	800	35,912

See notes to financial statements	Semiannual report | Value Opportunities Fund	17

	Shares	Value
Electrical Equipment 0.76%

Acuity Brands, Inc.	900	$34,866

Hubbell, Inc., Class B	1,000	44,980

Industrial Conglomerates 0.33%

Carlisle Companies, Inc.	1,000	28,050

Standex International Corp.	300	7,059

Machinery 2.62%

Alamo Group, Inc.	200	3,900

Crane Company	1,700	57,630

EnPro Industries, Inc. (I)	600	16,386

Gardner Denver, Inc.	1,000	47,740

Joy Global, Inc.	200	11,348

NACCO Industries, Inc., Class A	280	21,711

Oshkosh Corp. (I)	1,400	34,832

The Manitowoc Company, Inc. (L)	2,900	26,564

The Toro Company	800	39,920

TriMas Corp. (I)	1,200	15,468

Professional Services 0.82%

Kelly Services, Inc., Class A (I)	1,100	11,484

Kforce, Inc. (I)	1,000	10,570

Manpower, Inc.	600	25,500

SFN Group, Inc. (I)	1,500	8,160

The Corporate Executive Board Company	900	25,236

Volt Information Sciences, Inc. (I)	400	2,528

VSE Corp.	100	2,808

Road & Rail 0.44%

Avis Budget Group, Inc. (I)(L)	1,400	12,768

Dollar Thrifty Automotive Group, Inc. (I)	700	32,928

Trading Companies & Distributors 1.26%

Aircastle, Ltd.	2,200	17,182

Applied Industrial Technologies, Inc.	1,100	29,480

CAI International, Inc. (I)	500	6,835

DXP Enterprises, Inc. (I)	400	7,260

TAL International Group, Inc.	800	17,056

Textainer Group Holdings, Ltd.	700	19,110

WESCO International, Inc. (I)	1,100	35,508

Transportation Infrastructure 0.09%

Macquarie Infrastructure Company LLC (I)	700	9,520

Information Technology 7.37%		774,832

Communications Equipment 0.40%

Black Box Corp.	400	11,280

Polycom, Inc. (I)	1,100	31,328

Computers & Peripherals 1.33%

Imation Corp. (I)	500	4,280

Lexmark International, Inc., Class A (I)	2,800	97,972

QLogic Corp. (I)	1,600	23,832

Quantum Corp. (I)	2,300	3,312

Seagate Technology PLC (I)	600	6,078

Super Micro Computer, Inc. (I)	500	4,518

18	Value Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Electronic Equipment, Instruments & Components 1.27%

Ingram Micro, Inc., Class A (I)	3,300	$49,698

Insight Enterprises, Inc. (I)	1,500	19,710

Measurement Specialties, Inc. (I)	400	5,928

Smart Modular Technologies (WWH), Inc. (I)	1,500	7,035

Tech Data Corp. (I)(L)	1,400	50,680

Internet Software & Services 0.23%

Earthlink, Inc.	1,800	15,408

United Online, Inc.	1,700	8,381

IT Services 1.35%

CACI International, Inc., Class A (I)	600	24,486

China Information Technology, Inc. (I)(L)	1,200	6,072

Convergys Corp. (I)	1,700	17,221

CSG Systems International, Inc. (I)	1,000	18,300

Heartland Payment Systems, Inc.	800	11,320

MAXIMUS, Inc.	400	21,484

MoneyGram International, Inc. (I)(L)	900	1,818

Ness Technologies, Inc. (I)	1,000	4,270

SRA International, Inc., Class A (I)	1,100	21,175

Unisys Corp. (I)	700	15,652

Office Electronics 0.22%

Zebra Technologies Corp., Class A (I)	800	22,896

Semiconductors & Semiconductor Equipment 0.05%

Silicon Image, Inc. (I)	1,500	5,430

Software 2.52%

Epicor Software Corp. (I)	1,500	10,185

Fair Isaac Corp.	1,100	24,629

JDA Software Group, Inc. (I)	800	18,376

Manhattan Associates, Inc. (I)	300	7,814

MicroStrategy, Inc., Class A (I)	200	15,586

Parametric Technology Corp. (I)	2,100	35,805

Progress Software Corp. (I)	1,400	37,394

Quest Software, Inc. (I)	1,900	40,716

Radiant Systems, Inc. (I)	1,100	19,701

TIBCO Software, Inc. (I)	3,800	55,062

Materials 5.90%		620,546

Chemicals 4.51%

Ashland, Inc.	1,500	69,690

Cytec Industries, Inc.	1,200	56,916

Hawkins, Inc.	200	6,094

Innophos Holdings, Inc.	600	17,502

Innospec, Inc. (I)	500	6,205

International Flavors & Fragrances, Inc.	1,700	77,673

Lubrizol Corp.	1,300	121,303

Quaker Chemical Corp.	200	5,922

RPM International, Inc.	3,500	59,150

Valspar Corp.	1,800	54,216

See notes to financial statements	Semiannual report | Value Opportunities Fund	19

		Shares	Value
Containers & Packaging 0.90%

Boise, Inc. (I)		2,000	$13,760

Silgan Holdings, Inc.		900	26,901

Sonoco Products Company		1,700	53,465

Metals & Mining 0.32%

Reliance Steel & Aluminum Company		900	33,525

Paper & Forest Products 0.17%

KapStone Paper and Packaging Corp. (I)		1,600	18,224

Telecommunication Services 0.05%			5,800

Diversified Telecommunication Services 0.05%

IDT Corp., Class B (I)		400	5,800

Utilities 0.78%			82,245

Gas Utilities 0.37%

UGI Corp.		1,400	38,640

Multi-Utilities 0.41%

Integrys Energy Group, Inc.		900	43,605

Short-Term Investments 9.39%			$987,456

(Cost $987,332)
	Yield	Par value	Value
Short-Term Securities 0.78%			81,545
State Street Institutional Investment Treasury
Money Market Fund	0.0344% (Y)	$81,545	81,545
		Shares	Value
Securities Lending Collateral 8.61%			905,911
John Hancock Collateral Investment Trust (W)	0.3330% (Y)	90,500	905,911

Total investments (Cost $10,549,635)† 108.71%			$11,431,163

Other assets and liabilities, net (8.71%)			($915,773)

Total net assets 100.00%			$10,515,390

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $10,693,223. Net unrealized appreciation aggregated $737,940, of which $1,478,577 related to appreciated investment securities and $740,637 related to depreciated investment securities.

20	Value Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $9,643,848) including
$878,863 of securities loaned (Note 2)	$10,525,252
Investments in affiliated issuers, at value (Cost $905,787) (Note 2)	905,911

Total investments, at value (Cost $10,549,635)	11,431,163
Receivable for fund shares sold	68
Dividends and interest receivable	10,205
Receivable for securities lending income	249
Receivable due from adviser	6,815
Other receivables and prepaid assets	20,931
Total assets	11,469,431

Liabilities

Payable for fund shares repurchased	11,299
Payable upon return of securities loaned (Note 2)	905,444
Payable to affiliates
Accounting and legal services fees	130
Transfer agent fees	1,976
Trustees’ fees	533
Other liabilities and accrued expenses	34,659
Total liabilities	954,041

Net assets

Capital paid-in	$17,502,917
Accumulated net investment loss	(9,848)
Accumulated net realized loss on investments and futures contracts	(7,859,207)
Net unrealized appreciation (depreciation) on investments	881,528
Net assets	$10,515,390

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,557,014 ÷ 681,439 shares)	$14.02
Class B ($258,685 ÷ 18,594 shares)[1]	$13.91
Class C ($560,093 ÷ 40,233 shares)[1]	$13.92
Class I ($139,598 ÷ 9,930 shares)	$14.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.76

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Value Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$72,382
Securities lending	2,281
Interest	179
Total investment income	74,842

Expenses

Investment management fees (Note 5)	46,195
Distribution and service fees (Note 5)	20,240
Accounting and legal services fees (Note 5)	1,035
Transfer agent fees (Note 5)	10,173
Trustees’ fees (Note 5)	658
State registration fees (Note 5)	15,916
Printing and postage fees (Note 5)	4,681
Professional fees	21,614
Custodian fees	6,267
Registration and filing fees	6,806
Other	4,176

Total expenses	137,761
Less expense reductions (Note 5)	(55,079)

Net expenses	82,682

Net investment loss	(7,840)

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	655,324
Investments in affiliated issuers	226
Futures contracts (Note 3)	20,896
676,446
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,298,764)
Investments in affiliated issuers	(319)
Futures contracts (Note 3)	1,700
(1,297,383)
Net realized and unrealized loss	(620,937)

Decrease in net assets from operations	($628,777)

22	Value Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month period	Year
	ended 8-31-10	ended
	(Unaudited)	2-28-10
Increase (decrease) in net assets

From operations
Net investment income (loss)	($7,840)	$36,459
Net realized gain (loss)	676,446	(3,475,209)
Change in net unrealized appreciation (depreciation)	(1,297,383)	8,094,137

Increase (decrease) in net assets resulting from operations	(628,777)	4,655,387

Distributions to shareholders
From net investment income
Class A	—	(57,822)
Class I	—	(933)

Total distributions	—	(58,755)

From Fund share transactions (Note 6)	900,101	(4,922,172)

Total increase (decrease)	271,324	(325,540)

Net assets

Beginning of period	10,244,066	10,569,606

End of period	$10,515,390	$10,244,066

Accumulated net investment loss	($9,848)	($2,008)

See notes to financial statements	Semiannual report | Value Opportunities Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$14.73	$10.14	$17.00	$22.36	$20.00
Net investment income (loss)[3]	(0.01)	0.04	0.10	0.12	0.07[4]
Net realized and unrealized gain (loss) on investments	(0.70)	4.61	(6.84)	(4.41)	2.53
Total from investment operations	(0.71)	4.65	(6.74)	(4.29)	2.60
Less distributions
From net investment income	—	(0.06)	(0.12)	(0.11)	(0.08)
From net realized gain	—	—	—	(0.96)	(0.16)
Total distributions	—	(0.06)	(0.12)	(1.07)	(0.24)
Net asset value, end of period	$14.02	$14.73	$10.14	$17.00	$22.36
Total return (%)[5,6,7]	(4.82)[8]	45.86	(39.79)	(19.45)	13.06[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$10	$10	$16	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10[9]	2.18[10]	2.03	2.04	2.13[9]
Expenses net of fee waivers	1.38[9]	1.39[10]	1.39	1.39	1.38[9]
Expenses net of fee waivers and credits	1.38[9]	1.39[10]	1.39	1.39	1.38[9]
Net investment income (loss)	(0.09)[9]	0.33	0.69	0.56	0.47[4,9]
Portfolio turnover (%)	45	178	80	68	30

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class A shares is 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.09% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Does not reflect the effect of sales charges, if any.

8 Not annualized.

9 Annualized.

10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

24	Value Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$14.67	$10.13	$16.94	$22.33	$20.00
Net investment loss[3]	(0.06)	(0.05)	(0.01)	(0.03)	(0.01)[4]
Net realized and unrealized gain (loss)
on investments	(0.70)	4.59	(6.80)	(4.40)	2.51
Total from investment operations	(0.76)	4.54	(6.81)	(4.43)	2.50
Less distributions
From net investment income	—	—	—[5]	—	(0.01)
From net realized gain	—	—	—	(0.96)	(0.16)
Total distributions	—	—	—[5]	(0.96)	(0.17)
Net asset value, end of period	$13.91	$14.67	$10.13	$16.94	$22.33
Total return (%)[6,7,8]	(5.18)[9]	44.82	(40.19)	(20.08)	12.54[9]

Ratios and supplemental data

Net assets, end of period (in millions)	—[10]	—[10]	—[10]	—[10]	—[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.16[11]	10.37[12]	9.95	6.82	11.31[11]
Expenses net of fee waivers	2.08[11]	2.18[12]	2.63	2.10	2.08[11]
Expenses net of fee waivers and credits	2.08[11]	2.09[12]	2.09	2.09	2.08[11]
Net investment loss	(0.79)[11]	(0.43)	(0.02)	(0.14)	(0.07)[4,11]
Portfolio turnover (%)	45	178	80	68	30

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class B shares is 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Does not reflect the effect of sales charges, if any.

9 Not annualized.

10 Less than $500,000.

11 Annualized.

12 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Value Opportunities Fund	25

CLASS C SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$14.68	$10.14	$16.95	$22.33	$20.00
Net investment loss[3]	(0.06)	(0.05)	(0.01)	(0.03)	(0.01)[4]
Net realized and unrealized gain (loss)
on investments	(0.70)	4.59	(6.80)	(4.39)	2.51
Total from investment operations	(0.76)	4.54	(6.81)	(4.42)	2.50
From net investment income	—	—	—[5]	—	(0.01)
From net realized gain	—	—	—	(0.96)	(0.16)
Total distributions	—	—	—[5]	(0.96)	(0.17)
Net asset value, end of period	$13.92	$14.68	$10.14	$16.95	$22.33
Total return (%)[6,7,8]	(5.18)[9]	44.77	(40.17)	(20.03)	12.54[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[10]	—[10]	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.24[11]	5.79[12]	5.12	3.88	5.09[11]
Expenses net of fee waivers	2.08[11]	2.21[12]	2.40	2.10	2.08[11]
Expenses net of fee waivers and credits	2.08[11]	2.09[12]	2.09	2.09	2.08[11]
Net investment loss	(0.79)[11]	(0.41)	(0.03)	(0.14)	(0.07)[4,11]
Portfolio turnover (%)	45	178	80	68	30

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class C shares is 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

5 Less than ($0.005) per share.

6 Assumes dividend reinvestment (if applicable).

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Does not reflect the effect of sales charges, if any.

9 Not annualized.

10 Less than $500,000.

11 Annualized.

12 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

26	Value Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance
Net asset value, beginning of period	$14.74	$10.15	$17.02	$22.39	$20.00
Net investment income[3]	0.03	0.09	0.17	0.18	0.15[4]
Net realized and unrealized gain (loss) on investments	(0.71)	4.62	(6.86)	(4.41)	2.53
Total from investment operations	(0.68)	4.71	(6.69)	(4.23)	2.68
Less distributions
From net investment income	—	(0.12)	(0.18)	(0.18)	(0.13)
From net realized gain	—	—	—	(0.96)	(0.16)
Total distributions	—	(0.12)	(0.18)	(1.14)	(0.29)
Net asset value, end of period	$14.06	$14.74	$10.15	$17.02	$22.39
Total return (%)[5,6]	(4.61)[7]	46.41	(39.48)	(19.16)	13.42[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.84[9]	11.39[10]	21.05	8.80	12.63[9]
Expenses net of fee waivers	0.91[9]	0.94[10]	0.99	0.99	0.99[9]
Expenses net of fee waivers and credits	0.91[9]	0.94[10]	0.99	0.99	0.99[9]
Net investment income	0.37[9]	0.74	1.11	0.86	0.96[4,9]
Portfolio turnover (%)	45	178	80	68	30

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class I shares is 6-12-06.

3 Based on the average daily shares outstanding.

4 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.10% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

See notes to financial statements	Semiannual report | Value Opportunities Fund	27

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Value Opportunities Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, print and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Affiliates of the Fund owned 65% of shares of beneficial interest of Class A on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value

28	Value Opportunities Fund | Semiannual report

(NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to

Semiannual report | Value Opportunities Fund	29

March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $8,395,553 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $2,899,971 and February 28, 2018 — $5,495,582.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, net operating losses, pay-downs, defaulted bonds, derivative transactions, partnerships, amortization and accretion on debt securities, tender fees and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The Fund may invest in derivatives, including futures contracts and forward foreign currency contracts in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

30	Value Opportunities Fund | Semiannual report

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2010, the Fund used futures contracts to maintain diversity and liquidity of the portfolio. The range of futures contracts notional amounts held by the Fund during six months ended August 31, 2010 was $0 to $284,660. There were no open futures contracts as of August 31, 2010.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Net realized gain	$20,896

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Change in unrealized	$1,700
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.78%

Semiannual report | Value Opportunities Fund	31

of the next $500,000,000; (c) 0.77% of the next $1,500,000,000; and (d) 0.76% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.37%, 2.07%, 2.07% and 0.91% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.39%, 2.09%, 2.09% and 0.91% for Class A, Class B, Class C and Class I shares, respectively.

Effective May 1, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.04% of average daily net assets.

Accordingly, these expense reductions, described above, amounted to $37,815, $5,380, $6,824 and $5,060 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

32	Value Opportunities Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,961 for the six months ended August 31, 2010. Of this amount, $1,828 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,119 was paid as sales commissions to broker-dealers and $14 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $201 and $0 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$15,761	$7,626	$4,021	$4,199

Class B	1,320	818	3,884	109

Class C	3,159	1,347	3,884	272

Class I	—	382	4,127	101
Total	$20,240	$10,173	$15,916	$4,681

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance

Semiannual report | Value Opportunities Fund	33

with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	For the six-month period
		ended 8-31-10	Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	65,113	$1,026,858	73,160	$937,482
Exchanged for Class R1	—	—	7,868	102,336
Distributions reinvested	—	—	3,994	56,634
Repurchased	(31,346)	(471,971)	(414,003)	(5,800,952)
Net increase (decrease)	33,767	$554,887	(328,981)	($4,704,500)

Class B shares

Sold	10,707	$174,295	4,486	$59,328
Repurchased	(4,540)	(68,486)	(3,177)	(41,268)
Net increase	6,167	$105,809	1,309	$18,060

Class C shares

Sold	28,953	$452,469	10,793	$135,316
Repurchased	(19,334)	(297,373)	(18,252)	(216,646)
Net increase (decrease)	9,619	$155,096	(7,459)	($81,330)

Class I shares

Sold	10,980	$181,162	1,414	$16,320
Distributions reinvested	—	—	66	932
Repurchased	(5,781)	(96,853)	(5,858)	(79,378)
Net increase (decrease)	5,199	$84,309	(4,378)	($62,126)

Class R1 shares

Sold	—	—	982	$10,978
Exchanged for Class A	—	—	(7,892)	(102,336)
Repurchased	—	—	(88)	(918)
Net decrease	—	—	(6,998)	($92,276)

Net increase (decrease)	54,752	$900,101	(346,507)	($4,922,172)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $5,884,953 and $4,833,701, respectively, for the six months ended August 31, 2010.

34	Value Opportunities Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Value Opportunities Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale;

Semiannual report | Value Opportunities Fund	35

(d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

36	Value Opportunities Fund | Semiannual report

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.

The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Value Opportunities Fund	12.11%	–11.28%	N/A	N/A

Russell 2500 Value Index	27.68%	–6.97%	N/A	N/A

Mid-Cap Value Category Median	35.29%	–4.86%	N/A	N/A

Morningstar 15(c) Peer Group Median	31.86%	–6.19%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered a presentation on the investment management style of the Subadviser and noted that the Subadviser manages with a quantitative bias towards quality stocks and a momentum style of investing. The Board noted that the Subadviser had historically managed these quantitative factors separately. The Board noted that these investment styles have struggled recently, and that the Subadviser has a history of staying consistent in its management style regardless of the market environment, and that such consistency can be rewarded in the right environment.

The Board noted that the Adviser and the Subadviser anticipated an improvement in performance once the markets begin to favor these investment styles again, and that the Subadviser has revised

Semiannual report | Value Opportunities Fund	37

its process to consider its quantitative investment characteristics as a single discipline. It was finally noted that the Adviser will be closely monitoring the Subadviser’s performance. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.37 for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 2.42% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group and Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board

38	Value Opportunities Fund | Semiannual report

reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the

Semiannual report | Value Opportunities Fund	39

results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	Value Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Value Opportunities Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.	630SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Core Fund

Semiannual Report
8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception
Class A	–3.31	—	—	–4.51[1]	–10.63	–3.31	—	—	–17.72[1]

Class B	–3.92	—	—	–4.44[1]	–10.92	–3.92	—	—	–17.47[1]

Class C	0.08	—	—	–4.02[1]	–7.17	0.08	—	—	–15.92[1]

Class I2	2.24	—	—	–2.95[1]	–5.69	2.24	—	—	–11.87[1]

Class R1[2]	1.29	—	—	–3.57[1]	–6.11	1.29	—	—	–14.26[1]

Class R3[2]	1.44	—	—	10.95[3]	–6.09	1.44	—	—	14.22[3]

Class R4[2]	1.70	—	—	11.28[3]	–5.92	1.70	—	—	14.65[3]

Class R5[2]	2.02	—	—	11.61[3]	–5.80	2.02	—	—	15.09[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05%, Class I — 0.89%, Class R1 — 1.64%. Class R3 — 1.54%, Class R4 — 1.24% and Class R5 — 0.94. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.91%, Class B — 7.27%, Class C — 3.86%, Class I — 1.33%, Class R1 — 19.92%, Class R3 — 7.43%, Class R4 — 7.17% and Class R5 — 6.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 share prospectuses.

3 From 5-22-09.

6	U.S. Core Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-12-06	$8,413	$8,253	$9,176

Class C2	6-12-06	8,408	8,408	9,176

Class I3	6-12-06	8,813	8,813	9,176

Class R1[3]	6-12-06	8,574	8,574	9,176

Class R3[3]	5-22-09	11,422	11,422	12,126

Class R4[3]	5-22-09	11,465	11,465	12,126

Class R5[3]	5-22-09	11,509	11,509	12,126

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

Semiannual report | U.S. Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$940.80	$6.60

Class B	1,000.00	937.70	10.01

Class C	1,000.00	937.70	10.01

Class I	1,000.00	943.10	4.31

Class R1	1,000.00	938.90	8.41

Class R3	1,000.00	939.10	7.87

Class R4	1,000.00	940.80	6.41

Class R5	1,000.00	942.00	4.94

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,018.40	$6.87

Class B	1,000.00	1,014.90	10.41

Class C	1,000.00	1,014.90	10.41

Class I	1,000.00	1,020.80	4.48

Class R1	1,000.00	1,016.50	8.74

Class R3	1,000.00	1,017.10	8.19

Class R4	1,000.00	1,018.60	6.67

Class R5	1,000.00	1,020.10	5.14

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.88%, 1.71%, 1.62%, 1.32% and 1.02% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | U.S. Core Fund	9

Portfolio summary

Top 10 Holdings[1]

Pfizer, Inc.	4.8%	The Procter & Gamble Company	3.0%

Microsoft Corp.	4.8%	Oracle Corp.	2.8%

Wal-Mart Stores, Inc.	3.6%	Apple, Inc.	2.4%

Google, Inc., Class A	3.5%	Johnson & Johnson	2.4%

Merck & Company, Inc.	3.3%	The Coca-Cola Company	2.1%

Sector Composition[2,3]

Health Care	25%	Financials	5%

Information Technology	23%	Energy	4%

Consumer Staples	17%	Materials	2%

Consumer Discretionary	9%	Telecommunication Services	1%

Industrials	7%	Short-Term Investments & Other	7%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Core Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value
Common Stocks 92.87%		$41,553,818

(Cost $42,542,589)

Consumer Discretionary 9.03%		4,038,813

Auto Components 0.14%

Autoliv, Inc.	600	32,484

TRW Automotive Holdings Corp. (I)	800	27,808

Automobiles 0.33%

Ford Motor Company (I)(L)	10,100	114,029

Harley-Davidson, Inc.	1,400	34,048

Distributors 0.09%

Genuine Parts Company	1,000	41,930

Diversified Consumer Services 0.30%

Apollo Group, Inc., Class A (I)	1,900	80,712

ITT Educational Services, Inc. (I)	300	15,978

Strayer Education, Inc. (L)	100	14,478

Weight Watchers International, Inc.	800	22,816

Hotels, Restaurants & Leisure 1.69%

Las Vegas Sands Corp. (I)	1,700	48,161

McDonald’s Corp.	6,260	457,356

MGM Resorts International (I)(L)	2,800	25,228

Royal Caribbean Cruises, Ltd. (I)	1,600	39,296

Starwood Hotels & Resorts Worldwide, Inc.	1,100	51,403

Wyndham Worldwide Corp.	2,000	46,380

Wynn Resorts, Ltd.	500	40,305

Yum! Brands, Inc.	1,100	45,870

Household Durables 0.49%

KB Home	6,870	70,830

Mohawk Industries, Inc. (I)	500	22,155

Newell Rubbermaid, Inc. (L)	1,900	28,538

Stanley Black & Decker, Inc.	900	48,276

Whirlpool Corp.	650	48,204

Internet & Catalog Retail 0.17%

Liberty Media Corp. - Interactive, Class A (Tracking Stock), (I)	7,300	77,015

Leisure Equipment & Products 0.06%

Hasbro, Inc.	700	28,252

See notes to financial statements	Semiannual report | U.S. Core Fund	11

	Shares	Value
Media 2.83%

CBS Corp., Class B	10,124	$139,914

Cinemark Holdings, Inc.	600	8,766

Clear Channel Outdoor Holdings, Inc., Class A (I)	2,400	24,120

Comcast Corp., Class A	7,100	121,552

DIRECTV, Class A (I)	1,700	64,464

Gannett Company, Inc.	3,100	37,479

Liberty Media - Starz, Series A (Tracking Stock)(I)	2,177	130,054

Liberty Media Corp - Capital, Series A (Tracking Stock)(I)	600	27,048

News Corp., Class A	6,800	85,476

The McGraw-Hill Companies, Inc.	2,100	58,065

The Walt Disney Company	5,900	192,281

The Washington Post Company, Class B (L)	53	19,092

Time Warner Cable, Inc.	1,300	67,093

Time Warner, Inc.	5,800	173,884

Viacom, Inc., Class B	3,700	116,254

Multiline Retail 0.57%

Dollar Tree, Inc. (I)	500	22,665

Macy’s, Inc.	3,700	71,928

Nordstrom, Inc.	900	26,028

Sears Holdings Corp. (I)(L)	2,200	136,180

Specialty Retail 1.52%

Advance Auto Parts, Inc.	700	38,129

Aeropostale, Inc. (I)	5,544	118,087

AutoNation, Inc. (I)(L)	1,600	36,128

AutoZone, Inc. (I)	648	135,937

Best Buy Company, Inc.	2,100	65,919

Home Depot, Inc.	4,900	136,269

Limited Brands, Inc.	2,500	59,000

RadioShack Corp.	900	16,632

TJX Companies, Inc.	1,900	75,411

Textiles, Apparel & Luxury Goods 0.84%

Coach, Inc. (L)	2,200	78,848

NIKE, Inc., Class B	3,300	231,000

VF Corp.	900	63,558

Consumer Staples 17.10%		7,649,048

Beverages 4.24%

Brown Forman Corp., Class B	1,100	67,419

Coca-Cola Enterprises, Inc.	3,400	96,764

Hansen Natural Corp. (I)	1,100	49,544

PepsiCo, Inc.	11,650	747,697

The Coca-Cola Company	16,700	933,864

Food & Staples Retailing 5.10%

Costco Wholesale Corp.	1,200	67,860

CVS Caremark Corp.	1,657	44,739

Safeway, Inc.	2,400	45,120

SUPERVALU, Inc.	2,000	19,440

Sysco Corp.	5,700	156,693

12	U.S. Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Food & Staples Retailing (continued)

The Kroger Company	3,200	$63,136

Wal-Mart Stores, Inc.	32,543	1,631,706

Walgreen Company	9,500	255,360

Food Products 1.41%

Campbell Soup Company	1,700	63,342

General Mills, Inc.	4,500	162,720

Hormel Foods Corp.	900	38,835

Kellogg Company	2,500	124,200

McCormick & Company, Inc.	900	35,883

Mead Johnson Nutrition Company	1,000	52,190

Sara Lee Corp.	4,800	69,312

The Hershey Company	1,800	83,646

Household Products 4.25%

Church & Dwight Company, Inc.	400	24,492

Clorox Company	1,100	71,302

Colgate-Palmolive Company	3,900	287,976

Kimberly-Clark Corp.	2,500	161,000

The Procter & Gamble Company	22,700	1,354,509

Personal Products 0.36%

Avon Products, Inc.	1,200	34,920

Herbalife, Ltd.	400	22,232

Nu Skin Enterprises, Inc., Class A	300	7,671

The Estee Lauder Companies, Inc., Class A	1,700	95,319

Tobacco 1.74%

Altria Group, Inc.	21,600	482,112

Lorillard, Inc.	1,000	76,010

Philip Morris International, Inc.	2,726	140,225

Reynolds American, Inc.	1,500	81,810

Energy 4.37%		1,956,370

Energy Equipment & Services 0.33%

Atwood Oceanics, Inc. (I)	600	15,048

National Oilwell Varco, Inc.	1,400	52,626

Oil States International, Inc. (I)	500	20,615

Rowan Companies, Inc. (I)	1,100	28,281

Schlumberger, Ltd.	410	21,865

Superior Energy Services, Inc. (I)	400	8,600

Oil, Gas & Consumable Fuels 4.04%

Anadarko Petroleum Corp.	196	9,014

Chevron Corp.	3,448	255,704

Cimarex Energy Company	300	19,626

ConocoPhillips	10,336	541,916

Exxon Mobil Corp.	9,928	587,340

Marathon Oil Corp.	2,100	64,029

Occidental Petroleum Corp.	2,584	188,839

Pioneer Natural Resources Company	700	40,474

Sunoco, Inc.	800	26,944

The Williams Companies, Inc.	1,900	34,447

Valero Energy Corp.	2,600	41,002

See notes to financial statements	Semiannual report | U.S. Core Fund	13

	Shares	Value
Financials 4.99%		$2,233,791

Capital Markets 0.14%

Ameriprise Financial, Inc.	1,400	61,012

Commercial Banks 0.68%

CIT Group, Inc. (I)	2,300	84,364

PNC Financial Services Group, Inc.	3,100	157,976

Regions Financial Corp.	8,800	56,584

SVB Financial Group (I)	200	7,434

Consumer Finance 0.55%

American Express Company	2,500	99,675

AmeriCredit Corp. (I)	1,100	26,620

Capital One Financial Corp.	1,400	53,004

SLM Corp. (I)	6,200	68,510

Diversified Financial Services 0.58%

Bank of America Corp.	20,679	257,454

Insurance 2.11%

Aflac, Inc.	2,200	103,950

Allied World Assurance Company Holdings, Ltd.	500	25,185

American Financial Group, Inc.	700	20,139

American International Group, Inc. (I)	1,000	33,930

Arch Capital Group, Ltd. (I)	400	31,920

Aspen Insurance Holdings, Ltd.	700	19,880

Assurant, Inc.	700	25,592

Brown & Brown, Inc.	900	17,136

Endurance Specialty Holdings, Ltd.	600	22,104

Genworth Financial, Inc., Class A (I)	4,200	45,486

Hartford Financial Services Group, Inc.	2,800	56,448

Lincoln National Corp.	1,500	35,040

Platinum Underwriters Holdings, Ltd.	200	8,042

Prudential Financial, Inc.	2,400	121,368

RenaissanceRe Holdings, Ltd.	400	22,716

StanCorp Financial Group, Inc.	300	10,689

The Allstate Corp.	2,600	71,760

The Travelers Companies, Inc.	3,200	156,736

Torchmark Corp.	600	29,610

Transatlantic Holdings, Inc.	400	19,068

Unum Group	1,400	28,070

Validus Holdings, Ltd.	800	20,376

W.R. Berkley Corp.	800	21,080

Real Estate Investment Trusts 0.83%

Annaly Capital Management, Inc.	2,500	43,450

CommonWealth REIT	300	7,236

Equity Residential	1,000	45,830

General Growth Properties, Inc.	1,900	26,733

Host Hotels & Resorts, Inc.	4,100	53,833

Simon Property Group, Inc.	1,200	108,540

SL Green Realty Corp.	500	30,140

Vornado Realty Trust	700	56,742

14	U.S. Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Real Estate Management & Development 0.04%

Forest City Enterprises, Inc., Class A (I)(L)	1,500	$16,905

Thrifts & Mortgage Finance 0.06%

New York Community Bancorp, Inc.	1,600	25,424

Health Care 25.25%		11,298,635

Biotechnology 1.53%

Amgen, Inc. (I)	8,200	418,528

Biogen Idec, Inc. (I)(L)	1,300	69,940

Gilead Sciences, Inc. (I)	6,200	197,532

Health Care Equipment & Supplies 3.64%

Baxter International, Inc.	5,884	250,423

Becton, Dickinson & Company	2,000	136,380

C.R. Bard, Inc.	600	46,098

CareFusion Corp. (I)	1,100	23,738

DENTSPLY International, Inc.	1,000	27,820

Edwards Lifesciences Corp. (I)	980	56,419

Hospira, Inc. (I)	700	35,952

IDEXX Laboratories, Inc. (I)(L)	700	38,689

Intuitive Surgical, Inc. (I)	150	39,755

Kinetic Concepts, Inc. (I)	1,100	35,112

Medtronic, Inc.	12,900	406,092

ResMed, Inc. (I)	1,400	42,196

Sirona Dental Systems, Inc. (I)	300	9,456

St. Jude Medical, Inc. (I)	2,200	76,054

Stryker Corp.	4,600	198,674

Varian Medical Systems, Inc. (I)(L)	1,200	63,888

Zimmer Holdings, Inc. (I)	3,000	141,510

Health Care Providers & Services 4.40%

Aetna, Inc.	3,300	88,176

AmerisourceBergen Corp.	4,400	120,032

Cardinal Health, Inc.	4,500	134,820

Catalyst Health Solutions, Inc. (I)	200	8,018

CIGNA Corp.	1,300	41,886

Coventry Health Care, Inc. (I)	1,600	30,960

Express Scripts, Inc. (I)	2,300	97,980

Health Net, Inc. (I)	1,400	33,432

Henry Schein, Inc. (I)(L)	500	26,400

Humana, Inc. (I)	2,200	105,138

Laboratory Corp. of America Holdings (I)	1,000	72,620

Lincare Holdings, Inc. (L)	2,716	62,522

McKesson Corp.	2,000	116,100

MEDNAX, Inc. (I)	400	18,536

Omnicare, Inc.	700	13,440

Owens & Minor, Inc.	400	10,664

Patterson Companies, Inc.	1,000	25,290

Quest Diagnostics, Inc.	1,100	47,850

UnitedHealth Group, Inc.	19,694	624,694

VCA Antech, Inc. (I)	700	13,839

WellPoint, Inc. (I)	5,582	277,314

See notes to financial statements	Semiannual report | U.S. Core Fund	15

	Shares	Value
Health Care Technology 0.09%

Cerner Corp. (I)(L)	500	$36,425

Quality Systems, Inc.	100	5,605

Life Sciences Tools & Services 0.43%

Mettler-Toledo International, Inc. (I)	340	37,601

Pharmaceutical Product Development, Inc.	1,100	25,267

Thermo Fisher Scientific, Inc. (I)	2,149	90,516

Waters Corp. (I)	600	36,312

Pharmaceuticals 15.16%

Abbott Laboratories	13,600	671,024

Allergan, Inc.	2,700	165,834

Bristol-Myers Squibb Company	15,600	406,848

Eli Lilly & Company	17,700	594,012

Endo Pharmaceuticals Holdings, Inc. (I)	2,100	57,057

Forest Laboratories, Inc. (I)	5,100	139,179

Johnson & Johnson	18,500	1,054,870

Merck & Company, Inc.	41,711	1,466,559

Mylan, Inc. (I)(L)	2,700	46,332

Perrigo Company	500	28,495

Pfizer, Inc.	135,137	2,152,732

Industrials 6.49%		2,902,143

Aerospace & Defense 2.12%

General Dynamics Corp.	3,900	217,893

L-3 Communications Holdings, Inc.	700	46,620

Northrop Grumman Corp.	1,700	92,004

Precision Castparts Corp.	880	99,598

Rockwell Collins, Inc.	1,500	80,895

Spirit Aerosystems Holdings, Inc., Class A (I)	900	17,406

The Boeing Company	3,200	195,616

United Technologies Corp.	3,000	195,630

Air Freight & Logistics 0.16%

C.H. Robinson Worldwide, Inc.	1,100	71,489

Airlines 0.12%

Delta Air Lines, Inc. (I)	3,200	33,472

UAL Corp. (I)(L)	1,000	21,190

Building Products 0.04%

Owens Corning, Inc. (I)	700	19,040

Commercial Services & Supplies 0.29%

Copart, Inc. (I)	700	23,135

Pitney Bowes, Inc.	1,800	34,632

R.R. Donnelley & Sons Company	2,200	33,319

Stericycle, Inc. (I)(L)	600	39,300

Electrical Equipment 0.27%

Emerson Electric Company	2,600	121,290

Industrial Conglomerates 2.37%

3M Company	5,300	416,315

General Electric Company	41,200	596,576

Textron, Inc.	2,800	47,796

16	U.S. Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Machinery 0.84%

Caterpillar, Inc.	2,300	$149,868

Danaher Corp.	2,900	105,357

Dover Corp.	800	35,808

Eaton Corp.	800	55,584

Joy Global, Inc.	500	28,370

Professional Services 0.09%

Dun & Bradstreet Corp.	300	19,770

Towers Watson & Company, Class A	400	17,960

Road & Rail 0.13%

Norfolk Southern Corp.	1,100	59,048

Trading Companies & Distributors 0.06%

Fastenal Company (L)	600	27,162

Information Technology 22.91%		10,251,185

Communications Equipment 2.95%

Cisco Systems, Inc. (I)	27,700	555,385

F5 Networks, Inc. (I)	500	43,715

Harris Corp.	1,200	50,484

QUALCOMM, Inc.	17,471	669,314

Computers & Peripherals 3.63%

Apple, Inc. (I)	4,340	1,056,226

Dell, Inc. (I)	10,715	126,116

Hewlett-Packard Company	7,600	292,448

Lexmark International, Inc., Class A (I)	800	27,992

NetApp, Inc. (I)	1,000	40,440

Seagate Technology PLC (I)	3,500	35,455

Western Digital Corp. (I)	1,900	45,885

Electronic Equipment, Instruments & Components 0.19%

Dolby Laboratories, Inc., Class A (I)	900	49,878

Ingram Micro, Inc., Class A (I)	1,300	19,578

Tech Data Corp. (I)	500	18,100

Internet Software & Services 4.35%

eBay, Inc. (I)	16,200	376,488

Google, Inc., Class A (I)	3,489	1,570,120

IT Services 2.55%

Accenture PLC, Class A	2,700	98,820

Amdocs, Ltd. (I)	2,000	52,460

Automatic Data Processing, Inc.	2,200	84,942

Cognizant Technology Solutions Corp., Class A (I)	3,200	184,336

Computer Sciences Corp.	700	27,867

Global Payments, Inc.	700	26,341

International Business Machines Corp.	3,212	395,815

ManTech International Corp., Class A (I)	200	7,078

MasterCard, Inc., Class A	748	148,373

NeuStar, Inc., Class A (I)	800	17,712

Paychex, Inc.	2,600	64,714

Syntel, Inc.	200	7,699

Total Systems Services, Inc.	1,700	24,140

See notes to financial statements	Semiannual report | U.S. Core Fund	17

	Shares	Value
Office Electronics 0.24%

Xerox Corp.	12,800	$108,032

Software 9.00%

Adobe Systems, Inc. (I)	2,800	77,728

BMC Software, Inc. (I)	700	25,242

FactSet Research Systems, Inc.	400	29,420

Intuit, Inc. (I)	2,300	98,440

Jack Henry & Associates, Inc.	900	21,186

McAfee, Inc. (I)	900	42,345

MICROS Systems, Inc. (I)	600	22,860

Microsoft Corp.	90,944	2,135,365

Novell, Inc. (I)	11,209	62,995

Oracle Corp.	56,747	1,241,624

Quest Software, Inc. (I)	100	2,143

Salesforce.com, Inc. (I)	600	65,928

Symantec Corp. (I)	6,600	89,958

VMware, Inc., Class A (I)(L)	1,400	109,998

Materials 1.38%		619,617

Chemicals 0.78%

Ashland, Inc.	400	18,584

Ecolab, Inc.	1,100	52,140

Huntsman Corp.	2,700	24,596

Lubrizol Corp.	300	27,993

PPG Industries, Inc.	600	39,498

Sigma-Aldrich Corp. (L)	600	31,902

The Dow Chemical Company	6,400	155,968

Metals & Mining 0.16%

Cliffs Natural Resources, Inc.	600	36,714

Commercial Metals Company	600	7,818

United States Steel Corp. (L)	610	25,931

Paper & Forest Products 0.44%

Domtar Corp.	700	42,014

Schweitzer-Mauduit International, Inc.	2,906	156,459

Telecommunication Services 1.17%		523,451

Diversified Telecommunication Services 0.94%

AT&T, Inc.	8,600	232,458

Verizon Communications, Inc.	6,300	185,912

Wireless Telecommunication Services 0.23%

Crown Castle International Corp. (I)	1,200	49,344

NII Holdings, Inc. (I)	900	32,625

Telephone & Data Systems, Inc.	800	23,112

18	U.S. Core Fund | Semiannual report	See notes to financial statements

		Shares	Value
Utilities 0.18%			$80,765

Multi-Utilities 0.18%

DTE Energy Company		1,000	46,850

Integrys Energy Group, Inc.		700	33,915

Short-Term Investments 8.20%			$3,668,016

(Cost $3,667,900)
	Yield*	Par value	Value
U.S. Government 0.67%			299,972
U.S. Treasury Bill	0.2288%	$300,000	299,972

		Shares	Value
Short-Term Securities 5.71%			2,556,142
State Street Institutional Investment Treasury
Money Market Fund	0.0344% (Y)	2,556,142	2,556,142

Securities Lending Collateral 1.82%			811,902
John Hancock Collateral Investment Trust (W)	0.3330% (Y)	81,100	811,902

Total investments (Cost $46,210,489)† 101.07%			$45,221,834

Other assets and liabilities, net (1.07%)			($477,821)

Total net assets 100.00%			$44,744,013

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $46,929,875. Net unrealized depreciation aggregated $1,708,041, of which $1,539,227 related to appreciated investment securities and $3,247,268 related to depreciated investment securities.

See notes to financial statements	Semiannual report | U.S. Core Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $45,398,703) including
$790,255 of securities loaned (Note 2)	$44,409,932
Investments in affiliated issuers, at value (Cost $811,786) (Note 2)	811,902

Total investments, at value (Cost $46,210,489)	45,221,834
Cash held at broker for futures contracts	160,000
Receivable for fund shares sold	158,069
Dividends and interest receivable	111,008
Receivable for securities lending income	460
Receivable for futures variation margin	5,600
Receivable due from adviser	2,246
Other receivables and prepaid assets	28,443

Total assets	45,687,660

Liabilities

Payable for investments purchased	742
Payable for fund shares repurchased	88,787
Payable upon return of securities loaned (Note 2)	812,548
Payable to affiliates
Accounting and legal services fees	252
Transfer agent fees	5,562
Distribution and service fees	193
Trustees’ fees	470
Other liabilities and accrued expenses	35,093
Total liabilities	943,647

Net assets

Capital paid-in	$49,542,808
Undistributed net investment income	193,210
Accumulated net realized loss on investments and futures contracts	(3,935,321)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(1,056,684)

Net assets	$44,744,013

20	U.S. Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($23,840,242 ÷ 1,485,745 shares)	$16.05
Class B ($479,026 ÷ 30,023 shares)[1]	$15.96
Class C ($1,984,650 ÷ 124,466 shares)[1]	$15.95
Class I ($18,263,812 ÷ 1,135,240 shares)	$16.09
Class R1 ($90,585 ÷ 5,664 shares)	$15.99
Class R3 ($28,530 ÷ 1,779.359 shares)	$16.03
Class R4 ($28,566 ÷ 1,779.359 shares)	$16.05
Class R5 ($28,602 ÷ 1,779.359 shares)	$16.07

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.89

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | U.S. Core Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$429,547
Securities lending	1,699
Interest	597
Less foreign taxes withheld	(18)
Total investment income	431,825

Expenses

Investment management fees (Note 5)	173,439
Distribution and service fees (Note 5)	49,144
Accounting and legal services fees (Note 5)	3,114
Transfer agent fees (Note 5)	28,747
Trustees’ fees (Note 5)	1,915
State registration fees (Note 5)	24,935
Printing and postage fees (Note 5)	5,997
Professional fees	27,558
Custodian fees	6,238
Registration and filing fees	7,562
Other	5,693

Total expenses	334,342
Less expense reductions (Note 5)	(66,656)

Net expenses	267,686

Net investment income	164,139

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	338,348
Investments in affiliated issuers	(604)
Futures contracts (Note 3)	45,344
383,088
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,233,765)
Investments in affiliated issuers	(95)
Futures contracts (Note 3)	(85,959)
Translation of assets and liabilities in foreign currencies	(2)
(3,319,821)
Net realized and unrealized loss	(2,936,733)

Decrease in net assets from operations	($2,772,594)

22	U.S. Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-10	ended
	(unaudited)	2-28-10

Increase (decrease) in net assets

From operations
Net investment income	$164,139	$197,722
Net realized gain (loss)	383,088	(1,312,068)
Change in net unrealized appreciation (depreciation)	(3,319,821)	7,710,519

Increase (decrease) in net assets resulting from operations	(2,772,594)	6,596,173

Distributions to shareholders
From net investment income
Class A	—	(77,787)
Class I	—	(124,896)
Class R1	—	(22)
Class R3	—	(34)
Class R4	—	(113)
Class R5	—	(193)

Total distributions	—	(203,045)

From Fund share transactions (Note 6)	6,462,180	22,212,754

Total increase	3,689,586	28,605,882

Net assets

Beginning of period	41,054,427	12,448,545

End of period	$44,744,013	$41,054,427

Undistributed net investment income	$193,210	$29,071

See notes to financial statements	Semiannual report | U.S. Core Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.06	$12.25	$19.42	$22.24	$20.00
Net investment income[3]	0.05	0.11	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investments	(1.06)	4.76	(7.19)	(1.88)	2.41
Total from investment operations	(1.01)	4.87	(7.04)	(1.72)	2.53
Less distributions
From net investment income	—	(0.06)	(0.13)	(0.17)	(0.09)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	(0.06)	(0.13)	(1.10)	(0.29)
Net asset value, end of period	$16.05	$17.06	$12.25	$19.42	$22.24
Total return (%)[4,5,9]	(5.92)[6]	39.78	(36.34)	(8.16)	12.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$22	$11	$18	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[7]	1.76[8]	1.75	1.86	1.93[7]
Expenses net of fee waivers	1.35[7]	1.35[8]	1.35	1.34	1.34[7]
Expenses net of fee waivers and credits	1.35[7]	1.35[8]	1.35	1.34	1.34[7]
Net investment income	0.59[7]	0.72	0.86	0.70	0.76[7]
Portfolio turnover (%)	51	44	61	81	36

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class A shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 Does not reflect the effect of sales charges, if any.

24	U.S. Core Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.02	$12.26	$19.38	$22.20	$20.00
Net investment income (loss)[3]	(0.01)	0.01	0.04	—[4]	0.02
Net realized and unrealized gain (loss) on investments	(1.05)	4.75	(7.16)	(1.88)	2.40
Total from investment operations	(1.06)	4.76	(7.12)	(1.88)	2.42
From net investment income	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	—	—	(0.94)	(0.22)
Net asset value, end of period	$15.96	$17.02	$12.26	$19.38	$22.20
Total return (%)[5,6,12]	(6.23)[7]	38.83	(36.74)	(8.84)	12.07[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.03[9]	7.67[10]	8.79	6.98	13.58[9]
Expenses net of fee waivers	2.05[9]	2.08[10]	2.40	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[9]	2.05[10]	2.05	2.05	2.04[9]
Net investment income (loss)	(0.09)[9]	0.03	0.24	—[11]	0.12[9]
Portfolio turnover (%)	51	44	61	81	36

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Assumes dividend reinvestment (if applicable).
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
11 Less than 0.005%.
12 Does not reflect the effect of sales charges, if any.

CLASS C SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.01	$12.26	$19.39	$22.21	$20.00
Net investment income (loss)[3]	(0.01)	—[4]	0.01	—[5]	0.03
Net realized and unrealized gain (loss) on investments	(1.05)	4.75	(7.14)	(1.88)	2.40
Total from investment operations	(1.06)	4.75	(7.13)	(1.88)	2.43
From net investment income	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	—	—	(0.94)	(0.22)
Net asset value, end of period	$15.95	$17.01	$12.26	$19.39	$22.21
Total return (%)[6,7,12]	(6.23)[8]	38.74	(36.77)	(8.84)	12.12[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.59[9]	3.92[10]	3.43	2.94	3.82[9]
Expenses net of fee waivers	2.05[9]	2.06[10]	2.07	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[9]	2.05[10]	2.05	2.05	2.04[9]
Net investment income (loss)	(0.09)[9]	—[11]	0.06	(0.01)	0.16[9]
Portfolio turnover (%)	51	44	61	81	36

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Less than $0.005 per share.
6 Assumes dividend reinvestment (if applicable).
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 Less than (0.005%).
12 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Semiannual report | U.S. Core Fund	25

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.06	$12.25	$19.43	$22.26	$20.00
Net investment income[3]	0.09	0.16	0.21	0.25	0.18
Net realized and unrealized gain (loss) on investments	(1.06)	4.79	(7.19)	(1.89)	2.41
Total from investment operations	(0.97)	4.95	(6.98)	(1.64)	2.59
Less distributions
From net investment income	—	(0.14)	(0.20)	(0.26)	(0.13)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	(0.14)	(0.20)	(1.19)	(0.33)
Net asset value, end of period	$16.09	$17.06	$12.25	$19.43	$22.26
Total return (%)[4,5]	(5.69)[6]	40.35	(36.06)	(7.82)	12.95[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$16	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[8]	1.39[9]	10.44	12.79	17.83[8]
Expenses net of fee waivers	0.88[8]	0.87[9]	0.95	0.95	0.95[8]
Expenses net of fee waivers and credits	0.88[8]	0.87[9]	0.95	0.95	0.95[8]
Net investment income	1.07[8]	0.94	1.19	1.10	1.16[8]
Portfolio turnover (%)	51	44	61	81	36

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to less than 0.005% of average net assets.

CLASS R1 SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.03	$12.23	$19.37	$22.20	$20.00
Net investment income[3]	0.02	0.07	0.13	0.13	0.06
Net realized and unrealized gain (loss) on investments	(1.06)	4.73	(7.16)	(1.88)	2.42
Total from investment operations	(1.04)	4.80	(7.03)	(1.75)	2.48
Less distributions
From net investment income	—	—[4]	(0.11)	(0.15)	(0.08)
From net realized gain	—	—	—	(0.93)	(0.20)
Total distributions	—	—[4]	(0.11)	(1.08)	(0.28)
Net asset value, end of period	$15.99	$17.03	$12.23	$19.37	$22.20
Total return (%)[5,6]	(6.11)[7]	39.28	(36.37)	(8.32)	12.38[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.99[9]	20.80[10]	19.51	15.98	21.12[9]
Expenses net of fee waivers	1.71[9]	1.66[10]	1.95	1.45	1.69[9]
Expenses net of fee waivers and credits	1.71[9]	1.66[10]	1.45	1.45	1.69[9]
Net investment income	0.23[9]	0.43	0.76	0.59	0.41[9]
Portfolio turnover (%)	51	44	61	81	36

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Assumes dividend reinvestment (if applicable).
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

26	U.S. Core Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	8-31-10[1]	2-28-10[2]

Per share operating performance

Net asset value, end of period	$17.07	$14.05
Net investment income[3]	0.03	0.03
Net realized and unrealized gain (loss) on investments	(1.07)	3.01
Total from investment operations	(1.04)	3.04
Less distributions
From net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$16.03	$17.07
Total return (%)[4,5]	(6.09)[6]	21.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.85[8]	9.87[8]
Expenses net of fee waivers	1.62[8]	1.66[8]
Expenses net of fee waivers and credits	1.62[8]	1.66[8]
Net investment income	0.33[8]	0.21[8]
Portfolio turnover (%)	51	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	8-31-10[1]	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$17.06	$14.05
Net investment income[3]	0.05	0.06
Net realized and unrealized gain (loss) on investments	(1.06)	3.01
Total from investment operations	(1.01)	3.07
Less distributions
From net investment income	—	(0.06)
Total distributions	—	(0.06)
Net asset value, end of period	$16.05	$17.06
Total return (%)[4,5]	(5.92)[6]	21.87[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.58[8]	9.61[8]
Expenses net of fee waivers	1.32[8]	1.36[8]
Expenses net of fee waivers and credits	1.32[8]	1.36[8]
Net investment loss	0.63[8]	0.50[8]
Portfolio turnover (%)	51	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | U.S. Core Fund	27

CLASS R5 SHARES Period ended	8-31-10[1]	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$17.06	$14.05
Net investment income[3]	0.08	0.10
Net realized and unrealized gain (loss) on investments	(1.07)	3.02
Total from investment operations	(0.99)	3.12
Less distributions
From net investment income	—	(0.11)
Total distributions	—	(0.11)
Net asset value, end of period	$16.07	$17.06
Total return (%)[4,5]	(5.80)[6]	22.18[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	24.35[8]	9.36[8]
Expenses net of fee waivers	1.02[8]	1.06[8]
Expenses net of fee waivers and credits	1.02[8]	1.06[8]
Net investment income	0.93[8]	0.81
Portfolio turnover (%)	51	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

28	U.S. Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, print and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 53%, 95%, 100%, 100% and 100% of shares of beneficial interest of Class A, Class R1, Class R3, Class R4 and Class R5, respectively, on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | U.S. Core Fund	29

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$4,038,813	$4,038,813	—	—

Consumer Staples	7,649,048	7,649,048	—	—

Energy	1,956,370	1,956,370	—	—

Financials	2,233,791	2,233,791	—	—

Health Care	11,298,635	11,298,635	—	—

Industrials	2,902,143	2,902,143	—	—

Information Technology	10,251,185	10,251,185	—	—

Materials	619,617	619,617	—	—
Telecommunication
Services	523,451	523,451	—	—

Utilities	80,765	80,765	—	—

Short-Term Investments	3,668,016	3,368,044	$299,972	—

Total Investments in
Securities	$45,221,834	$44,921,862	$299,972	—
Other Financial
Instruments

Futures	(67,812)	(67,812)	—	—

Totals	$45,154,022	$44,854,050	$299,972	—

During the six months ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is

30	U.S. Core Fund | Semiannual report

accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $3,548,509 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $1,129,413 and February 28, 2018 — $2,419,096.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | U.S. Core Fund	31

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2010, the Fund used futures contracts to maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts absolute notional amounts held by the Fund during the six months ended August 31, 2010 was $1.3 million to $1.9 million.

OPEN	NUMBER OF				UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	DEPRECIATION

S&P 500 E-Mini Index	35	Long	Sept 2010	$1,902,334	($67,812)
Futures

32	U.S. Core Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Receivable for futures	Futures†	—	($67,812)

† Reflects cumulative appreciation/depreciation of future as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

	STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS

Equity Contracts	Net realized gain	$45,344
	(loss) on

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

	STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS

Equity Contracts	Change in	($85,959)
	unrealized
	appreciation
	(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.76% of the next $500,000,000; (c) 0.75% of the next $1,000,000,000; (d) 0.74% of the next $1,000,000,000; and (e) 0.72% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | U.S. Core Fund	33

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, 2.05%, 0.89%, 1.64%, 1.54%, 1.24% and 0.94% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.35%, 2.05%, 2.05%, 0.87%, 1.75%, 1.65%, 1.35% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

Effective June 26, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.04% of average daily net assets. During the period from May 1, 2010 to June 26, 2010, the fee waiver and/or reimbursement was such that these expenses did not exceed 0.09% of average daily net assets.

Accordingly, these expense reductions amounted to $20,181, $4,025, $5,338, $23,436, $2,982, $3,556, $3,563 and $3,575 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services.

The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES	SERVICE FEES

Class A	0.30%	—

Class B	1.00%	—

Class C	1.00%	—

Class R1	0.50%	0.25%

Class R3	0.50%	0.15%

Class R4	0.25%	0.10%
Class R5	—	0.05%

34	U.S. Core Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,316 for the six months ended August 31, 2010. Of this amount, $1,340 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,590 was paid as sales commissions to broker-dealers and $386 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $261 and $0 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$36,814	$18,013	$3,161	$3,651

Class B	2,032	843	3,101	131

Class C	9,945	2,243	3,097	348

Class I	—	6,368	3,209	1,710

Class R1	238	332	2,677	70

Class R3	77	315	3,230	29

Class R4	38	315	3,230	29

Class R5	—	318	3,230	29
Total	$49,144	$28,747	$24,935	$5,997

Semiannual report | U.S. Core Fund	35

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	241,528	$4,207,307	455,553	$7,151,566
Distributions reinvested	—	—	4,368	75,873
Repurchased	(72,897)	(1,287,965)	(72,964)	(1,132,654)
Net increase	168,631	$2,919,342	386,957	$6,094,785

Class B shares

Sold	9,845	$165,584	11,993	$182,687
Repurchased	(2,427)	(41,128)	(5,610)	(86,556)
Net increase	7,418	$124,456	6,383	$96,131

Class C shares

Sold	29,262	$501,496	68,921	$1,077,457
Repurchased	(4,010)	(66,318)	(21,998)	(334,545)
Net increase	25,252	$435,178	46,923	$742,912

Class I shares

Sold	292,108	$4,948,540	1,020,503	$16,466,223
Distributions reinvested	—	—	6,074	105,386
Repurchased	(114,494)	(1,970,662)	(80,937)	(1,367,705)
Net increase	177,614	$2,977,878	945,640	$15,203,904

Class R1 shares

Sold	302	$5,326	—	—
Distributions reinvested	—	—	1	$22
Net increase	302	$5,326	1	$22

Class R3 shares[1]

Sold	—	—	1,779	$25,000
Net increase	—	—	1,779	$25,000

Class R4 shares[1]

Sold	—	—	1,779	$25,000
Net increase	—	—	1,779	$25,000

Class R5 shares[1]

Sold	—	—	1,779	$25,000
Net increase	—	—	1,779	$25,000

Net increase	379,217	$6,462,180	1,391,241	$22,212,754

[1] The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

36	U.S. Core Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $26,804,196 and $21,281,490 respectively, for the six months ended August 31, 2010.

Semiannual report | U.S. Core Fund	37

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock U.S. Core Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

38	U.S. Core Fund | Semiannual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | U.S. Core Fund	39

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below).The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

U.S. Core Fund	20.18%	–5.95%	N/A	N/A

S&P 500 Index	26.46%	–5.63%	N/A	N/A

Large Blend Category Median	27.61%	–5.24%	N/A	N/A

Morningstar 15(c) Peer Group Median	25.32%	–4.80%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered a presentation on the investment management style of the Subadviser and noted that the Subadviser manages with a quantitative bias towards quality stocks and a momentum style of investing. The Board noted that the Subadviser had historically managed these quantitative factors separately. The Board noted that these investment styles have struggled recently, and that the Subadviser has a history of staying consistent in its management style regardless of the market environment, and that such consistency can be rewarded in the right environment. The Board noted that the Adviser and the Subadviser anticipated an improvement in performance

40	U.S. Core Fund | Semiannual report

once the markets begin to favor these investment styles again, and that the Subadviser has revised its process to consider its quantitative investment characteristics as a single discipline. It was finally noted that the Adviser will be closely monitoring the Subadviser’s performance. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 1.97% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its

Semiannual report | U.S. Core Fund	41

affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.

42	U.S. Core Fund | Semiannual report

The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | U.S. Core Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	U.S. Core Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	650SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Semiannual Report
8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	–9.86	—	—	–2.02[2]	–8.16	–9.86	—	—	–9.62[2]

Class B	–10.42	—	—	–4.10[3]	–8.49	–10.42	—	—	–16.20[3]

Class C	–6.70	—	—	–3.73[3]	–4.63	–6.70	—	—	–14.83[3]

Class I4	–4.58	—	—	–2.58[3]	–3.06	–4.58	—	—	–10.46[3]

Class R1[4]	–5.46	—	—	–3.22[3]	–3.51	–5.46	—	—	–12.92[3]

Class R3[4]	–5.39	—	—	6.60[5]	–3.45	–5.39	—	—	8.52[5]

Class R4[4]	–5.10	—	—	6.92[5]	–3.33	–5.10	—	—	8.94[5]

Class R5[4]	–4.84	—	—	7.24[5]	–3.18	–4.84	—	—	9.35[5]

Class 1[4]	–4.59	—	—	–5.83[6]	–3.10	–4.59	—	—	–20.48[6]

Class NAV[4]	–4.55	—	—	–4.70[7]	–3.02	–4.55	—	—	–17.52[7]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.60%, Class B — 2.30%, Class C — 2.30%, Class R1 — 1.89%, Class R3 — 1.79%, Class R4 — 1.49% and Class R5 — 1.19%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.62%, Class B — 2.62%, Class C — 2.51%, Class R1 — 8.19%, Class R3 — 8.46%, Class R4 — 8.20% and Class R5 — 7.95%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 1.05%, Class NAV — 1.01% and Class 1 — 1.05%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 From 9-16-05.

3 From 6-12-06.

4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

5 From 5-22-09.

6 From 11-6-06.

7 From 8-29-06.

6	International Core Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-12-06	$8,517	$8,380	$9,324

Class C3	6-12-06	8,517	8,517	9,324

Class I4	6-12-06	8,954	8,954	9,324

Class R1[4]	6-12-06	8,708	8,708	9,324

Class R3[4]	5-22-09	10,852	10,852	11,555

Class R4[4]	5-22-09	10,894	10,894	11,555

Class R5[4]	5-22-09	10,935	10,935	11,555

Class 1[4]	11-6-06	7,952	7,952	8,282

Class NAV[4]	8-29-06	8,248	8,248	8,669

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes. Returns are calculated and presented net of withholding tax. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$966.60	$7.78

Class B	1,000.00	963.30	11.38

Class C	1,000.00	963.30	11.38

Class I	1,000.00	969.40	5.36

Class R1	1,000.00	964.90	9.71

Class R3	1,000.00	965.50	9.26

Class R4	1,000.00	966.70	7.78

Class R5	1,000.00	968.20	6.30

Class 1	1,000.00	969.00	5.26

Class NAV	1,000.00	969.80	5.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,017.30	$7.98

Class B	1,000.00	1,013.60	11.67

Class C	1,000.00	1,013.60	11.67

Class I	1,000.00	1,019.80	5.50

Class R1	1,000.00	1,015.30	9.96

Class R3	1,000.00	1,015.80	9.50

Class R4	1,000.00	1,017.30	7.98

Class R5	1,000.00	1,018.80	6.46

Class 1	1,000.00	1,019.90	5.40

Class NAV	1,000.00	1,020.10	5.19

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.57%, 2.30%, 2.30%, 1.08%, 1.96%, 1.87%, 1.57%, 1.27%, 1.06% and 1.02% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	3.2%	Nestle SA	1.8%

AstraZeneca PLC	2.5%	Royal Dutch Shell PLC, A Shares	1.6%

Novartis AG	2.4%	Takeda Pharmaceutical Company, Ltd.	1.3%

Sanofi-Aventis SA	2.0%	Vodafone Group PLC	1.2%

Eni SpA	1.8%	Total SA	1.2%

Sector Composition[2,3]

Financials	16%	Materials	8%

Health Care	15%	Telecommunication Services	6%

Consumer Discretionary	14%	Information Technology	5%

Industrials	11%	Utilities	4%

Energy	10%	Short-Term Investments & Other	3%

Consumer Staples	8%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on 8-31-10.

10	International Core Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value
Common Stocks 96.48%	$1,201,421,912

(Cost $1,335,577,405)

Australia 4.22%		52,530,181

Australia & New Zealand Banking Group, Ltd.	30,691	620,856

BlueScope Steel, Ltd. (I)	1,094,561	2,092,582

Commonwealth Bank of Australia	296,827	13,325,064

Dexus Property Group	1,170,131	866,031

General Property Trust, Ltd.	781,431	2,075,651

Goodman Fielder, Ltd.	711,113	847,025

Goodman Group	3,608,277	2,049,257

ING Office Fund	2,625,676	1,405,117

Macquarie Infrastructure Group (I)	614,454	805,644

Macquarie Office Trust (I)	4,928,280	1,076,994

Mirvac Group, Ltd.	1,274,507	1,527,297

National Australia Bank, Ltd.	111,248	2,311,435

Pacific Brands, Ltd. (I)	970,438	905,098

Qantas Airways, Ltd. (I)	504,911	1,130,795

Rio Tinto, Ltd.	60,897	3,812,391

Stockland	907,935	3,189,039

Suncorp-Metway, Ltd.	283,317	2,110,097

TABCORP Holdings, Ltd.	233,158	1,327,110

Telstra Corp., Ltd.	1,680,706	4,120,367

Woodside Petroleum, Ltd.	116,752	4,361,203

Woolworths, Ltd.	104,183	2,571,128

Austria 0.59%		7,341,419

Erste Group Bank AG	38,944	1,404,599

Immofinanz AG (I)(L)	395,708	1,293,740

OMV AG	104,201	3,344,992

Raiffeisen International Bank Holding AG (L)	31,763	1,298,088

Belgium 1.23%		15,329,684

Ageas	740,603	1,876,074

Anheuser-Busch InBev NV	41,858	2,174,510

Belgacom SA	80,430	2,859,368

Colruyt SA	9,049	2,237,724

Delhaize Group SA	25,808	1,729,262

Dexia SA (I)(L)	315,923	1,316,736

Mobistar SA	19,088	1,068,675

Nyrstar	106,444	1,137,649

Umicore	26,854	929,686

See notes to financial statements	Semiannual report | International Core Fund	11

	Shares	Value
Bermuda 0.11%		$1,401,755

Golden Ocean Group, Ltd. (L)	509,800	652,783

Lancashire Holdings, Ltd.	91,502	748,972

Canada 1.84%		22,890,855

Bank of Montreal	56,600	3,126,309

BCE, Inc.	26,900	841,800

Canadian Pacific Railway, Ltd. (L)	12,400	730,383

EnCana Corp.	153,700	4,215,994

IGM Financial, Inc.	38,700	1,453,496

Magna International, Inc. (L)	43,500	3,387,481

Methanex Corp.	44,600	951,935

Metro, Inc.	33,900	1,435,032

National Bank of Canada	23,065	1,331,967

RONA, Inc. (I)	50,200	595,517

Sun Life Financial, Inc.	69,300	1,627,301

Teck Resources, Ltd., Class B	81,400	2,722,875

Western Coal Corp.	125,500	470,765

Denmark 1.14%		14,209,178

D.S. Norden A/S	13,905	522,532

Danisco A/S	12,626	907,463

Danske Bank A/S (I)	58,605	1,299,417

Novo Nordisk A/S	133,951	11,479,766

Finland 0.80%		9,892,310

Metso Oyj	58,864	2,139,446

Neste Oil Oyj (L)	83,552	1,121,808

Nokia AB Oyj	258,369	2,209,030

Outokumpu Oyj	25,927	421,755

Rautaruukki Oyj (L)	28,499	498,570

Sampo Oyj, A Shares	39,726	955,578

Stora Enso Oyj, Series R	200,901	1,546,750

YIT Oyj	48,411	999,373

France 9.29%		115,671,435

Air Liquide SA	16,692	1,729,650

BNP Paribas	240,356	14,950,872

Carrefour SA	23,805	1,077,575

Casino Guichard Perrachon SA	14,172	1,144,706

Cie Generale de Geophysique-Veritas (I)	52,050	876,042

Dassault Systemes SA	24,048	1,447,064

Essilor International SA	47,992	2,908,425

Eutelsat Communications	16,060	576,206

France Telecom SA (L)	135,542	2,747,925

Hermes International SA	15,810	2,859,695

L’Oreal SA	28,066	2,784,480

Lagardere S.C.A	65,191	2,341,182

LVMH Moet Hennessy Louis Vuitton SA	47,964	5,552,130

12	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
France (continued)

Natixis (I)	222,011	$1,202,428

Nexans SA	17,310	1,032,868

PagesJaunes Groupe SA (L)	69,370	658,242

Peugeot SA (I)	40,568	1,061,147

PPR	17,043	2,211,306

Renault SA (I)	86,700	3,506,012

Rhodia SA	137,543	2,568,972

Sanofi-Aventis SA	430,776	24,627,287

Schneider Electric SA	22,415	2,366,837

Societe Generale	140,396	7,099,911

SOITEC (I)(L)	74,598	629,606

Technip SA	43,799	2,855,866

Total SA	331,243	15,424,203

Valeo SA (I)	39,937	1,387,208

Vallourec SA	13,170	1,126,142

Vivendi SA	240,160	5,582,434

Wendel	26,070	1,335,014

Germany 4.31%		53,684,969

Adidas AG	15,142	768,530

Aixtron AG (L)	72,301	1,787,033

BASF SE	103,773	5,432,435

Bayerische Motoren Werke (BMW) AG	40,851	2,140,861

Beiersdorf AG	11,358	604,611

Bilfinger Berger AG	10,759	639,447

Daimler AG (I)	97,865	4,743,291

Deutsche Post AG	42,756	694,345

Deutsche Telekom AG	86,982	1,140,532

E.ON AG	129,255	3,619,319

Heidelberger Druckmaschinen AG (I)(L)	41,808	321,420

Hochtief AG	12,087	797,138

Infineon Technologies AG (I)	755,344	4,167,846

Kloeckner & Company SE (I)	67,574	1,310,625

Lanxess AG	64,802	2,829,143

MAN AG	10,204	876,062

Metro AG	13,507	686,109

MTU Aero Engines Holding AG	36,539	2,028,787

Muenchener Rueckversicherungs - Gesellschaft AG	6,258	795,338

Norddeutsche Affinerie AG	44,282	1,754,261

Puma AG	4,537	1,219,887

RWE AG	19,638	1,279,048

Salzgitter AG	31,388	1,902,724

SAP AG	164,777	7,168,488

Siemens AG	17,080	1,549,140

Software AG	17,094	1,781,436

Suedzucker AG	62,829	1,141,454

Symrise AG	20,518	505,659

See notes to financial statements	Semiannual report | International Core Fund	13

	Shares	Value
Greece 0.49%		$6,139,134

Alpha Bank A.E. (I)	164,087	1,056,929

National Bank of Greece SA (I)	199,476	2,530,594

OPAP SA	135,035	2,042,366

Public Power Corp. SA	35,716	509,245

Hong Kong 1.49%		18,581,105

CLP Holdings, Ltd.	705,199	5,385,092

Esprit Holdings, Ltd.	184,795	1,044,346

Hong Kong & China Gas Company, Ltd.	713,130	1,723,597

Hong Kong Electric Holdings, Ltd.	607,854	3,699,548

Li & Fung, Ltd.	124,000	624,658

Noble Group, Ltd.	1,503,727	1,748,421

Pacific Basin Shipping, Ltd.	2,371,000	1,619,450

Swire Pacific, Ltd., Class A	83,500	1,009,217

Yue Yuen Industrial Holdings, Ltd.	526,718	1,726,776

Ireland 0.88%		10,966,198

C&C Group PLC	294,438	1,146,602

CRH PLC	159,414	2,463,358

DCC PLC	60,236	1,506,638

Experian PLC	136,088	1,298,100

Kerry Group PLC	66,229	2,172,638

Paddy Power PLC	23,715	822,400

Shire PLC	72,130	1,556,462

Israel 0.25%		3,150,893

Bezek Israeli Telecommunications Corp., Ltd.	647,541	1,431,229

Israel Chemicals, Ltd.	68,518	869,213

Partner Communications Company, Ltd.	51,011	850,451

Italy 5.48%		68,227,162

Azimut Holding SpA	92,596	791,495

Bulgari SpA (L)	223,744	1,645,796

Enel SpA	2,816,706	13,364,442

Eni SpA	1,139,958	22,529,639

Finmeccanica SpA	41,892	419,531

Fondiaria-Sai SpA	76,894	729,846

Italcementi SpA - RSP	38,152	154,698

Luxottica Group SpA	32,639	751,294

Mediaset SpA	205,570	1,270,390

Milano Assicurazioni SpA	129,493	224,650

Parmalat SpA	772,825	1,853,449

Recordati SpA	105,623	828,913

Saipem SpA	80,675	2,809,313

Snam Rete Gas SpA	485,884	2,245,971

Telecom Italia SpA	2,035,184	2,743,350

Telecom Italia SpA, RSP	3,983,387	4,366,274

Terna Rete Elettrica Nazionale SpA	419,339	1,683,535

UniCredit Italiano SpA	4,211,722	9,814,576

14	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan 23.73%		$295,557,641

Advance Residence Investment Corp.	247	385,041

Advantest Corp.	26,200	494,849

AEON Credit Service Company, Ltd.	115,200	1,214,010

Aiful Corp. (I)(L)	418,000	520,809

Aisin Seiki Company, Ltd.	36,300	940,756

Alps Electric Company, Ltd. (I)	298,946	2,069,684

Asahi Glass Company, Ltd.	386,000	3,755,617

Asahi Kasei Corp.	244,000	1,202,312

Astellas Pharma, Inc.	170,900	5,895,734

Bank of Yokohama, Ltd.	182,000	789,215

Canon, Inc.	75,700	3,093,438

Circle K Sunkus Company, Ltd.	32,600	446,791

Cosmo Oil Company, Ltd.	434,000	1,041,581

CyberAgent, Inc. (L)	994	1,590,185

Daiei, Inc. (I)(L)	88,450	359,021

Daikyo, Inc. (I)(L)	607,000	856,821

Dainippon Ink & Chemicals, Inc.	298,000	488,242

Dainippon Screen Manufacturing Company, Ltd. (I)(L)	446,000	1,947,188

Daito Trust Construction Company, Ltd.	88,400	5,070,300

Dena Company, Ltd.	87,400	2,614,394

Denki Kagaku Kogyo Kabushiki Kaisha	246,000	987,105

Don Quijote Company, Ltd. (L)	56,800	1,386,338

Dowa Holdings Company, Ltd.	355,000	1,841,159

Ebara Corp. (I)	267,000	1,062,648

Eisai Company, Ltd. (L)	61,780	2,225,041

Electric Power Development Company, Ltd.	36,200	1,165,075

Elpida Memory, Inc. (I)(L)	158,000	1,908,572

Fanuc, Ltd.	56,200	6,058,674

Fast Retailing Company, Ltd.	21,300	2,947,763

Fuji Electric Holdings Company, Ltd.	167,000	411,993

Fuji Heavy Industries, Ltd. (I)	425,116	2,382,076

Fuji Oil Company, Ltd.	48,500	747,022

Fujikura, Ltd.	211,000	914,318

Fujitsu, Ltd.	141,000	976,337

Gree, Inc. (L)	10,500	772,163

Hanwa Company, Ltd.	243,000	877,591

Haseko Corp. (I)	1,737,000	1,453,354

Hikari Tsushin, Inc.	34,500	608,174

Hitachi Construction Machinery Company, Ltd. (L)	80,300	1,602,009

Hitachi, Ltd. (I)	1,039,000	4,207,272

Honda Motor Company, Ltd.	282,712	9,319,126

Inpex Corp.	219	991,084

Isuzu Motors, Ltd.	864,000	2,859,049

Itochu Corp.	387,000	3,150,798

JFE Holdings, Inc.	47,800	1,407,753

JX Holdings, Inc. (I)	1,794,300	9,086,664

K’s Holding Corp.	71,500	1,548,904

Kajima Corp.	558,000	1,313,060

See notes to financial statements	Semiannual report | International Core Fund	15

	Shares	Value
Japan (continued)

Kakaku.com, Inc.	85	$414,880

Kao Corp.	207,850	4,822,993

Kawasaki Kisen Kaisha, Ltd. (I)	684,000	2,560,610

KDDI Corp.	782	3,763,703

Komatsu, Ltd.	159,500	3,250,516

Konami Corp.	52,923	849,383

Kyocera Corp.	14,000	1,186,160

Lawson, Inc.	25,100	1,143,416

Leopalace21 Corp. (I)(L)	313,700	674,983

Marubeni Corp.	701,824	3,607,632

Mazda Motor Corp.	1,151,000	2,566,445

Mitsubishi Chemical Holdings Corp.	295,000	1,394,033

Mitsubishi Corp.	260,695	5,606,592

Mitsubishi Electric Corp.	320,000	2,562,306

Mitsubishi UFJ Financial Group	490,800	2,338,291

Mitsubishi UFJ Lease & Finance Company, Ltd.	44,510	1,588,512

Mitsui & Company, Ltd.	139,000	1,816,449

Mitsui Mining & Smelting Company, Ltd.	507,000	1,363,018

Mitsui O.S.K. Lines, Ltd.	469,000	2,958,688

Mizuho Financial Group, Inc.	4,081,200	6,251,558

Net One Systems Company, Ltd.	375	431,891

Nidec Corp.	38,600	3,405,571

Nintendo Company, Ltd.	8,700	2,414,239

Nippon Electric Glass Company, Ltd.	208,000	2,321,719

Nippon Sheet Glass Company, Ltd. (L)	182,000	397,399

Nippon Telegraph & Telephone Corp.	143,700	6,179,513

Nippon Yakin Kogyo Company, Ltd. (I)	217,500	629,406

Nippon Yusen Kabushiki Kaisha	826,000	3,177,115

Nissan Motor Company, Ltd. (I)	1,260,600	9,603,007

Nisshin Seifun Group, Inc.	34,500	442,919

Nisshinbo Holdings, Inc.	88,000	830,577

Nitori Company, Ltd.	24,250	2,112,646

Nitto Denko Corp.	81,400	2,621,029

NSK, Ltd.	160,000	956,655

NTT Data Corp.	347	1,082,651

NTT DoCoMo, Inc.	4,927	8,316,889

Obayashi Corp.	298,000	1,132,046

Okuma Holdings, Inc. (I)	78,000	376,610

Oriental Land Company, Ltd.	4,300	381,074

ORIX Corp.	79,400	5,958,010

Osaka Gas Company, Ltd.	895,120	3,375,462

Pacific Metals Company, Ltd. (L)	301,000	2,156,980

Pioneer Corp. (I)(L)	512,200	1,513,467

Point, Inc.	22,960	1,072,399

Resona Holdings, Inc. (L)	346,200	3,422,068

Ricoh Company, Ltd.	144,000	1,839,493

Round One Corp.	170,800	744,005

Ryohin Keikaku Company, Ltd.	30,200	1,058,262

16	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

SANKYO Company, Ltd.	50,000	$2,526,496

Secom Company, Ltd.	42,000	1,831,783

SEGA SAMMMY HOLDINGS, Inc.	107,600	1,601,521

Seven & I Holdings Company, Ltd.	255,300	5,823,555

Shimamura Company, Ltd.	11,700	1,067,172

Showa Shell Sekiyu KK	119,300	862,998

Softbank Corp.	53,000	1,517,868

Sojitz Holdings Corp.	1,416,100	2,283,075

Sony Corp.	63,600	1,780,095

Sumco Corp. (I)	28,200	478,184

Sumitomo Corp.	323,200	3,694,602

Sumitomo Electric Industries, Ltd.	56,700	607,759

Sumitomo Heavy Industries, Ltd.	184,000	849,198

Sumitomo Metal Mining Company, Ltd.	33,000	422,010

Taisei Corp.	713,000	1,405,335

Taisho Pharmaceuticals Company, Ltd.	46,790	932,699

Taiyo Yuden Company, Ltd. (L)	147,000	1,614,508

Takeda Pharmaceutical Company, Ltd.	358,389	16,447,025

Takefuji Corp. (L)	83,020	199,150

TDK Corp.	23,300	1,220,187

The Sumitomo Trust & Banking Company, Ltd.	603,841	3,205,235

Toho Zinc Company, Ltd.	154,000	540,404

Tokyo Gas Company, Ltd.	304,397	1,420,318

Tokyo Steel Manufacturing Company, Ltd.	133,300	1,452,900

Tokyo Tatemono Company, Ltd.	462,000	1,611,755

TonenGeneral Sekiyu KK	124,133	1,120,018

Tosoh Corp.	370,000	928,378

Toyota Motor Corp.	248,500	8,433,127

Toyota Tsusho Corp.	164,200	2,347,819

Unicharm Corp.	10,900	1,328,132

UNY Company, Ltd.	181,200	1,327,699

USS Company, Ltd.	17,330	1,281,640

Yahoo! Japan Corp.	1,855	666,756

Yamada Denki Company, Ltd.	35,020	2,179,147

Yamaha Motor Company, Ltd. (I)	98,200	1,322,649

Zeon Corp.	233,000	1,566,064

Luxembourg 0.27%		3,307,054

ArcelorMittal	59,930	1,739,996

Tenaris SA	93,010	1,567,058

Netherlands 3.36%		41,806,296

ASML Holding NV	62,831	1,561,178

CSM	40,017	1,038,963

Heineken NV (L)	104,660	4,674,996

ING Groep NV (I)	1,629,685	14,408,542

Koninklijke Ahold NV	79,416	975,623

Koninklijke BAM Groep NV	310,529	1,545,298

See notes to financial statements	Semiannual report | International Core Fund	17

	Shares	Value
Netherlands (continued)

Koninklijke Boskalis Westinster NV	44,498	$1,652,649

Koninklijke DSM NV	56,141	2,326,221

Koninklijke Philips Electronics NV	311,356	8,690,852

Koninklijke Vopak NV	16,044	642,577

Reed Elsevier NV	100,104	1,196,796

TomTom NV (I)(L)	115,014	612,171

Unilever NV (L)	60,402	1,613,757

Wereldhave NV	10,529	866,673

New Zealand 0.32%		3,966,624

Fletcher Building, Ltd.	309,172	1,622,853

Telecom Corp. of New Zealand, Ltd.	1,646,874	2,343,771

Norway 0.29%		3,615,114

DnB NOR ASA	238,446	2,622,859

Yara International ASA	24,800	992,255

Portugal 0.01%		178,332

Jeronimo Martins SGPS SA	16,167	178,332

Singapore 2.62%		32,634,850

CapitaCommercial Trust	1,794,000	1,857,029

Cosco Corp. Singapore, Ltd.	522,000	607,437

Ezra Holdings, Ltd.	590,000	759,779

Genting Singapore PLC (I)	910,000	1,137,847

Golden Agri-Resources, Ltd.	8,913,000	3,693,053

Indofood Agri Resources, Ltd. (I)	345,000	588,669

Jaya Holdings, Ltd. (I)	930,000	464,836

Keppel Land, Ltd.	204,000	585,497

Midas Holdings, Ltd.	590,000	376,103

Neptune Orient Lines, Ltd. (I)	1,444,854	2,044,272

Oversea-Chinese Banking Corp., Ltd.	367,000	2,345,329

SembCorp Marine, Ltd.	912,573	2,572,069

Singapore Exchange, Ltd.	419,000	2,329,673

Singapore Press Holdings, Ltd.	875,000	2,637,915

Singapore Telecommunications, Ltd.	2,104,350	4,791,070

Suntec Real Estate Investment Trust	1,586,000	1,660,737

Swiber Holdings, Ltd. (I)	531,000	377,428

United Overseas Bank, Ltd.	182,000	2,523,253

Venture Corp., Ltd.	200,000	1,282,854

Spain 1.64%		20,414,927

Banco Bilbao Vizcaya Argentaria SA	373,770	4,505,151

Banco Popular Espanol SA	239,919	1,430,774

Banco Santander SA	453,216	5,296,958

Inditex SA	44,771	2,980,290

Repsol YPF SA	273,172	6,201,754

Sweden 3.77%		46,977,237

Alfa Laval AB	94,273	1,371,898

Assa Abloy AB, Series B	59,188	1,176,090

Atlas Copco AB, Series A	195,190	2,956,182

Boliden AB	279,078	3,140,027

18	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Sweden (continued)

Electrolux AB, Series B	105,761	$2,032,774

Ericsson (LM), Series B	110,531	1,069,465

Hennes & Mauritz AB, B Shares	303,338	9,873,113

Modern Times Group AB, B Shares	47,775	2,739,405

NCC AB	90,165	1,478,738

Nordea Bank AB	272,505	2,431,442

Sandvik AB	243,614	2,875,920

Skandinaviska Enskilda Banken AB, Series A	201,250	1,248,216

SKF AB, B Shares	83,026	1,486,074

Svenska Handelsbanken AB, Series A	164,091	4,270,638

Swedbank AB, Class A (I)	454,864	5,104,511

Trelleborg AB, Series B	236,195	1,557,946

Volvo AB, Series B (I)	187,520	2,164,798

Switzerland 6.84%		85,103,247

Actelion, Ltd. (I)	14,277	611,508

Clariant AG (I)	137,661	1,764,065

Compagnie Financiere Richemont SA, BR Shares	176,638	6,844,127

Nestle SA	426,878	22,077,028

Novartis AG	573,730	30,093,133

Roche Holdings AG	102,096	13,868,636

Swisscom AG	4,022	1,562,187

Synthes AG	32,618	3,596,200

The Swatch Group AG, BR Shares	14,619	4,686,363

United Kingdom 21.51%		267,844,312

3i Group PLC	335,850	1,336,099

Acergy SA	86,216	1,313,270

Aggreko PLC	56,011	1,220,056

Amlin PLC	226,458	1,407,063

Anglo American PLC	191,060	6,830,802

ARM Holdings PLC	438,802	2,443,886

Associated British Foods PLC	60,947	986,734

AstraZeneca PLC	625,224	30,895,940

Barclays PLC	1,861,726	8,556,589

BG Group PLC	446,966	7,200,545

BHP Billiton PLC	197,304	5,520,792

BP PLC	456,840	2,653,473

British American Tobacco PLC	88,822	3,020,446

BT Group PLC	1,883,157	3,835,314

Burberry Group PLC	297,824	3,872,437

Capita Group PLC	210,135	2,266,984

Carnival PLC	22,822	738,832

Centrica PLC	358,590	1,790,268

Cobham PLC	507,987	1,629,547

Compass Group PLC	312,069	2,547,611

Cookson Group PLC (I)	86,692	555,657

Daily Mail & General Trust	63,676	440,275

Diageo PLC	342,771	5,570,930

Drax Group PLC	364,522	2,211,664

See notes to financial statements	Semiannual report | International Core Fund	19

	Shares	Value
United Kingdom (continued)

DSG International PLC (I)	2,155,076	$793,708

Eurasian Natural Resources Corp.	91,329	1,183,036

GlaxoSmithKline PLC	2,120,664	39,735,864

Home Retail Group PLC	563,329	1,882,193

HSBC Holdings PLC	671,399	6,614,820

IMI PLC	66,831	697,915

Imperial Tobacco Group PLC	44,898	1,239,984

Kazakhmys PLC	154,703	2,720,574

Ladbrokes PLC	146,556	293,672

Lloyds Banking Group PLC (I)	3,356,881	3,584,435

National Express Group PLC (I)	93,384	320,861

Next PLC	128,364	3,887,078

Old Mutual PLC (I)	369,428	718,988

Pearson PLC	120,271	1,789,640

Petrofac, Ltd.	67,161	1,438,308

Punch Taverns PLC (I)	688,629	845,734

Reckitt Benckiser Group PLC	125,636	6,291,996

Reed Elsevier PLC	152,307	1,224,841

Rentokil Initial PLC (I)	369,663	530,393

Rio Tinto PLC	290,052	14,633,500

Royal Dutch Shell PLC, A Shares	757,086	20,072,013

Royal Dutch Shell PLC, B Shares	345,131	8,796,279

SABMiller PLC	138,893	3,959,823

Sage Group PLC	374,218	1,406,620

Scottish & Southern Energy PLC	100,927	1,773,285

Smith & Nephew PLC	216,744	1,802,636

Standard Chartered PLC	233,674	6,234,736

Taylor Woodrow PLC (I)	1,835,317	723,995

Tesco PLC	403,706	2,521,080

Travis Perkins PLC	138,518	1,612,545

Trinity Mirror PLC (I)	140,795	236,503

Unilever PLC	60,718	1,604,668

United Utilities Group PLC	101,648	889,797

Vedanta Resources PLC	55,275	1,592,997

Vodafone Group PLC	6,422,556	15,511,308

William Hill PLC	423,222	1,083,869

Wolseley PLC (I)	164,064	3,150,864

WPP PLC	168,025	1,660,371

Xstrata PLC	227,800	3,555,392

Yell Group PLC (I)	1,730,193	382,777

20	International Core Fund | Semiannual report	See notes to financial statements

			Shares	Value
Preferred Stocks 0.49%				$6,118,059

(Cost $5,698,994)

Germany 0.49%				6,118,059

Bayerische Motoren Werke (BMW) AG (N)			11,115	410,355

Fresenius SE (N)			8,411	597,484

Henkel AG & Company KGaA (N)			60,174	2,815,042

Porsche Automobil Holding SE (I)			32,555	1,511,071

ProSiebenSat.1 Media AG (N)			43,828	784,107

		Maturity
	Yield*	date	Par value	Value
Short-Term Investments 5.61%				$69,906,753

(Cost $69,888,525)

U.S. Government 1.41%				17,545,859

U.S. Treasury Bills	0.2283%	09-16-10	$17,547,000	17,545,859

			Shares	Value
Short-Term Securities 0.65%				8,162,056

State Street Institutional Investment Treasury
Money Market Fund	0.0344%		7,088,647	7,088,647

State Street Institutional Liquid
Reserves Fund	0.2807%		1,073,409	1,073,409

Securities Lending Collateral 3.55%				44,198,838

John Hancock Collateral Investment Trust (W)		0.3330% (Y)	4,415,424	44,198,838

Total investments (Cost $1,411,164,924)† 102.58%			$1,277,446,724

Other assets and liabilities, net (2.58%)				($32,112,277)

Total net assets 100.00%			$1,245,334,447

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(N) Variable rate preferred stock.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $1,427,927,372. Net unrealized depreciation aggregated $150,480,648, of which $50,813,224 related to appreciated investment securities and $201,293,872 related to depreciated investment securities.

See notes to financial statements	Semiannual report | International Core Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,366,965,605)
including $41,933,312 of securities loaned (Note 2)	$1,233,247,886
Investments in affiliated issuers, at value (Cost $44,199,319) (Note 2)	44,198,838

Total investments, at value (Cost $1,411,164,924)	1,277,446,724
Foreign currency, at value (Cost $817,098)	816,597
Cash held at broker for futures contracts	7,185,405
Receivable for forward foreign currency exchange contracts (Note 3)	628,478
Receivable for fund shares sold	2,942,060
Dividends and interest receivable	4,226,548
Receivable for securities lending income	46,093
Receivable for futures variation margin	6,155
Receivable due from adviser	9,411
Other receivables and prepaid assets	100,402

Total assets	1,293,407,873

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	667,963
Payable for fund shares repurchased	2,744,498
Payable upon return of securities loaned (Note 2)	44,148,552
Payable to affiliates
Accounting and legal services fees	17,215
Transfer agent fees	54,236
Distribution and service fees	13
Trustees’ fees	26,835
Other liabilities and accrued expenses	414,114

Total liabilities	48,073,426

Net assets

Capital paid-in	$1,599,831,676
Undistributed net investment income	12,699,722
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(232,334,117)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(134,862,834)

Net assets	$1,245,334,447

22	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($242,468,944 ÷ 9,744,742 shares)	$24.88
Class B ($5,154,201 ÷ 208,841 shares)[1]	$24.68
Class C ($4,649,898 ÷ 188,381 shares)[1]	$24.68
Class I ($173,041,558 ÷ 6,919,903 shares)	$25.01
Class R1 ($178,693 ÷ 7,215 shares)	$24.77
Class R3 ($26,693 ÷ 1,071.582 shares)	$24.91
Class R4 ($26,725 ÷ 1,071.582 shares)	$24.94
Class R5 ($32,459 ÷ 1,300 shares)	$24.97
Class 1 ($40,150,878 ÷ 1,603,263 shares)	$25.04
Class NAV ($779,604,398 ÷ 31,140,296 shares)	$25.04

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$26.19

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Core Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$24,645,498
Securities lending	1,068,859
Interest	2,309
Less foreign taxes withheld	(2,379,471)

Total investment income	23,337,195

Expenses

Investment management fees (Note 5)	5,714,174
Distribution and service fees (Note 5)	429,140
Accounting and legal services fees (Note 5)	79,087
Transfer agent fees (Note 5)	347,062
Trustees’ fees (Note 5)	30,957
State registration fees (Note 5)	29,980
Printing and postage fees (Note 5)	24,079
Professional fees	105,025
Custodian fees	584,916
Registration and filing fees	11,393
Other	20,571

Total expenses	7,376,384
Less expense reductions (Note 5)	(32,636)

Net expenses	7,343,748

Net investment income	15,993,447

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(6,236,746)
Investments in affiliated issuers	(4,008)
Futures contracts (Note 3)	(916,780)
Foreign currency transactions	(2,811,786)
(9,969,320)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(47,627,046)
Investments in affiliated issuers	(1,095)
Futures contracts (Note 3)	759,882
Translation of assets and liabilities in foreign currencies	140,073
(46,728,186)
Net realized and unrealized loss	(56,697,506)

Decrease in net assets from operations	($40,704,059)

24	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month period	Year
	ended 8-31-10	ended
	(Unaudited)	2-28-10

Increase (decrease) in net assets

From operations
Net investment income	$15,993,447	$17,429,122
Net realized loss	(9,969,320)	(138,521,721)
Change in net unrealized appreciation (depreciation)	(46,728,186)	420,053,420

Increase (decrease) in net assets resulting from operations	(40,704,059)	298,960,821

Distributions to shareholders
From net investment income
Class A	—	(3,861,204)
Class B	—	(95,282)
Class C	—	(73,557)
Class I	—	(1,997,302)
Class R1	—	(2,466)
Class R3	—	(477)
Class R4	—	(554)
Class R5	—	(631)
Class 1	—	(1,080,309)
Class NAV	—	(18,258,674)

Total distributions	—	(25,370,456)

From Fund share transactions (Note 6)	121,278,997	188,583,389

Total increase	80,574,938	462,173,754

Net assets

Beginning of period	1,164,759,509	702,585,755

End of period	$1,245,334,447	$1,164,759,509

Undistributed net investment income (loss)	$12,699,722	($3,293,725)

See notes to financial statements	Semiannual report | International Core Fund	25

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]	2-28-06[3]

Per share operating performance

Net asset value, beginning of period	$25.74	$18.43	$39.06	$43.30	$36.26	$32.60
Net investment income[4]	0.26	0.24	0.76	0.35	0.63	0.19
Net realized and unrealized gain (loss)
on investments	(1.12)	7.59	(18.65)	(0.35)	6.79	3.47
Total from investment operations	(0.86)	7.83	(17.89)	—	7.42	3.66
Less distributions
From net investment income	—	(0.52)	(1.56)	(0.45)	—	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)	—
Total distributions	—	(0.52)	(2.74)	(4.24)	(0.38)	—
Net asset value, end of period	$24.88	$25.74	$18.43	$39.06	$43.30	$36.26
Total return (%)[5,6]	(3.34)[7]	42.33[8]	(47.16)[8]	(0.76)[8]	20.48[8]	11.23[7,8]

Ratios and supplemental data

Net assets, end of period (in millions)	$242	$225	$54	$130	$12	$17
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.57[9]	1.95[10]	1.75	1.68	2.23	2.22[9]
Expenses net of fee waivers	1.57[9]	1.66[10]	1.75	1.65	1.40	0.55[9]
Expenses net of fee waivers and credits	1.57[9]	1.62[10]	1.70	1.65	1.40	0.55[9]
Net investment income	2.03[9]	0.94	2.33	0.78	1.58	1.23[9]
Portfolio turnover (%)	19	44	54	50[11]	37	22

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 Effective 6-12-06, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund)
became owners of an equal number of full and fractional Class A shares of the John Hancock International Core
Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.
3 The inception date for Class A shares is 9-16-05.
4 Based on the average daily shares outstanding.
5 Assumes dividend reinvestment (if applicable).
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 Excludes merger activity.

26	International Core Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$25.62	$18.36	$38.80	$43.08	$35.92
Net investment income (loss)[3]	0.18	0.17	0.53	—[4]	(0.25)
Net realized and unrealized gain (loss) on investments	(1.12)	7.44	(18.49)	(0.33)	7.79
Total from investment operations	(0.94)	7.61	(17.96)	(0.33)	7.54
Less distributions
From net investment income	—	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$24.68	$25.62	$18.36	$38.80	$43.08
Total return (%)[5,6,7]	(3.67)[8]	41.35	(47.53)	(1.48)	21.01[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$6	$7	$20	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.67[9]	3.07[10]	2.75	2.48	6.83[9]
Expenses net of fee waivers	2.30[9]	2.36[10]	2.63	2.41	2.39[9]
Expenses net of fee waivers and credits	2.30[9]	2.33[10]	2.40	2.40	2.39[9]
Net investment income (loss)	1.40[9]	0.69	1.64	—[11]	(0.84)[9]
Portfolio turnover (%)	19	44	54	50[12]	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Assumes dividend reinvestment (if applicable).
7 Does not reflect the effect of sales charges, if any.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
11 Less than 0.005%.
12 Excludes merger activity.

CLASS C SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$25.62	$18.36	$38.81	$43.09	$35.92
Net investment income (loss)3	0.18	0.15	0.55	0.13	(0.24)
Net realized and unrealized gain (loss) on investments	(1.12)	7.46	(18.52)	(0.46)	7.79
Total from investment operations	(0.94)	7.61	(17.97)	(0.33)	7.55
Less distributions
From net investment income	—	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$24.68	$25.62	$18.36	$38.81	$43.09
Total return (%)4,5,6	(3.67)7	41.35	(47.55)	(1.48)	21.047

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$4	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.558	2.699	2.59	2.49	3.728
Expenses net of fee waivers	2.308	2.369	2.43	2.40	2.398
Expenses net of fee waivers and credits	2.308	2.339	2.40	2.40	2.398
Net investment income (loss)	1.388	0.60	1.69	0.28	(0.79)8
Portfolio turnover (%)	19	44	54	5010	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	27

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$25.80	$18.45	$39.20	$43.43	$35.92
Net investment income[3]	0.32	0.35	0.94	0.55	0.16
Net realized and unrealized gain (loss) on investments	(1.11)	7.63	(18.77)	(0.35)	7.73
Total from investment operations	(0.79)	7.98	(17.83)	0.20	7.89
Less distributions
From net investment income	—	(0.63)	(1.74)	(0.64)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.63)	(2.92)	(4.43)	(0.38)
Net asset value, end of period	$25.01	$25.80	$18.45	$39.20	$43.43
Total return (%)[4]	(3.06)[6]	43.10[5]	(46.91)[5]	(0.33)[5]	21.99[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$173	$84	$1	$3	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[8]	1.06	2.37	2.34	12.52[8]
Expenses net of fee waivers	1.08[8]	1.06	1.18	1.18	1.20[8]
Expenses net of fee waivers and credits	1.08[8]	1.06	1.18	1.18	1.20[8]
Net investment income	2.50[8]	1.34	2.87	1.24	0.56[8]
Portfolio turnover (%)	19	44	54	50[9]	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Excludes merger activity.

CLASS R1 SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$25.67	$18.36	$38.94	$43.19	$35.92
Net investment income (loss)3	0.21	0.23	0.69	0.66	(0.03)
Net realized and unrealized gain (loss) on investments	(1.11)	7.50	(18.54)	(0.69)	7.68
Total from investment operations	(0.90)	7.73	(17.85)	(0.03)	7.65
Less distributions
From net investment income	—	(0.42)	(1.55)	(0.43)	—
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.42)	(2.73)	(4.22)	(0.38)
Net asset value, end of period	$24.77	$25.67	$18.36	$38.94	$43.19
Total return (%)4,5	(3.51)6	42.00	(47.16)	(0.82)	21.326

Ratios and supplemental data

Net assets, end of period (in millions)	—7	—7	—7	—7	—7
Ratios (as a percentage of average net assets):
Expenses before reductions	6.948	8.859	15.16	13.85	20.408
Expenses net of fee waivers	1.968	1.929	2.10	1.70	1.948
Expenses net of fee waivers and credits	1.968	1.929	1.70	1.70	1.948
Net investment income (loss)	1.648	0.92	2.21	1.48	(0.10)8
Portfolio turnover (%)	19	44	54	5010	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
10 Excludes merger activity.

28	International Core Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	8-31-10[1]	2-28-10[2]

Per share operating performance

Net asset value, end of period	$25.80	$23.33
Net investment income[3]	0.23	0.02
Net realized and unrealized gain (loss) on investments	(1.12)	2.90
Total from investment operations	(0.89)	2.92
Less distributions
From net investment income	—	(0.45)
Total distributions	—	(0.45)
Net asset value, end of period	$24.91	$25.80
Total return (%)[4,5]	(3.45)[6]	12.40[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	27.66[8]	10.97[8]
Expenses net of fee waivers	1.87[8]	1.91[8]
Expenses net of fee waivers and credits	1.87[8]	1.91[8]
Net investment income	1.79[8]	0.10[8]
Portfolio turnover (%)	19	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	8-31-101	2-28-102

Per share operating performance

Net asset value, beginning of period	$25.80	$23.33
Net investment income3	0.27	0.08
Net realized and unrealized gain (loss) on investments	(1.13)	2.91
Total from investment operations	(0.86)	2.99
Less distributions
From net investment income	—	(0.52)
Total distributions	—	(0.52)
Net asset value, end of period	$24.94	$25.80
Total return (%)4,5	(3.33)6	12.696

Ratios and supplemental data

Net assets, end of period (in millions)	—7	—7
Ratios (as a percentage of average net assets):
Expenses before reductions	27.408	10.718
Expenses net of fee waivers	1.578	1.618
Expenses net of fee waivers and credits	1.578	1.618
Net investment loss	2.098	0.408
Portfolio turnover (%)	19	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | International Core Fund	29

CLASS R5 SHARES Period ended	8-31-10[1]	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$25.79	$23.33
Net investment income[3]	0.31	0.14
Net realized and unrealized gain (loss) on investments	(1.13)	2.91
Total from investment operations	(0.82)	3.05
Less distributions
From net investment income	—	(0.59)
Total distributions	—	(0.59)
Net asset value, end of period	$24.97	$25.79
Total return (%)[4,5,6]	(3.18)	12.95

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	23.09[8]	10.50[8]
Expenses net of fee waivers	1.27[8]	1.31[8]
Expenses net of fee waivers and credits	1.27[8]	1.31[8]
Net investment income	2.37[8]	0.70[8]
Portfolio turnover (%)	19	44

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS 1 SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$25.84	$18.48	$39.22	$43.43	$40.56
Net investment income3	0.34	0.46	0.93	0.95	0.02
Net realized and unrealized gain (loss) on investments	(1.14)	7.54	(18.74)	(0.72)	3.26
Total from investment operations	(0.80)	8.00	(17.81)	0.23	3.28
Less distributions
From net investment income	—	(0.64)	(1.75)	(0.65)	(0.03)
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.64)	(2.93)	(4.44)	(0.41)
Net asset value, end of period	$25.04	$25.84	$18.48	$39.22	$43.43
Total return (%)5	(3.10)6	43.114	(46.83)4	(0.25)4	8.114,6

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$44	$34	$74	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.067	1.088	1.10	1.16	1.237
Expenses net of fee waivers	1.067	1.078	1.10	1.14	1.177
Expenses net of all fee waivers and credits	1.067	1.078	1.10	1.14	1.177
Net investment income	2.617	1.83	2.88	2.09	0.167
Portfolio turnover (%)	19	44	54	509	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class 1 shares is 11-6-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Assumes dividend reinvestment (if applicable).
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

30	International Core Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$25.82	$18.47	$39.21	$43.42	$39.18
Net investment income[3]	0.34	0.49	0.99	0.95	0.08
Net realized and unrealized gain (loss) on investments	(1.12)	7.51	(18.78)	(0.70)	4.58
Total from investment operations	(0.78)	8.00	(17.79)	0.25	4.66
Less distributions
From net investment income	—	(0.65)	(1.77)	(0.67)	(0.04)
From net realized gain	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.65)	(2.95)	(4.46)	(0.42)
Net asset value, end of period	$25.04	$25.82	$18.47	$39.21	$43.42
Total return (%)[4]	(3.02)[6]	43.14[5]	(46.80)[5]	(0.20)[5]	11.90[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$780	$800	$603	$1,415	$1,244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[7]	1.04[8]	1.04	1.11	1.08[7]
Expenses net of fee waivers	1.02[7]	1.02[8]	1.04	1.08	1.08[7]
Expenses net of fee waivers and credits	1.02[7]	1.02[8]	1.04	1.08	1.08[7]
Net investment income	2.62[7]	1.99	3.06	2.09	0.38[7]
Portfolio turnover (%)	19	44	54	50[9]	37

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class NAV shares is 8-29-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	31

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Affiliates of the Fund owned 48%, 100%, 100%, 82% and 100% of shares of beneficial interest of Class R1, Class R3, Class R4, Class R5 and Class NAV, respectively, on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	International Core Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$52,530,181	—	$52,530,181	—
Austria	7,341,419	—	7,341,419	—
Belgium	15,329,684	—	15,329,684	—
Bermuda	1,401,755	—	1,401,755	—
Canada	22,890,855	$22,890,855	—	—
Denmark	14,209,178	—	14,209,178	—
Finland	9,892,310	—	9,892,310	—
France	115,671,435	—	115,671,435	—
Germany	53,684,969	—	53,684,969	—
Greece	6,139,134	—	6,139,134	—
Hong Kong	18,581,105	—	18,581,105	—
Ireland	10,966,198	—	10,966,198	—
Israel	3,150,893	—	3,150,893	—
Italy	68,227,162	—	68,227,162	—
Japan	295,557,641	—	295,557,641	—
Luxembourg	3,307,054	—	3,307,054	—
Netherlands	41,806,296	—	41,806,296	—
New Zealand	3,966,624	—	3,966,624	—
Norway	3,615,114	—	3,615,114	—
Portugal	178,332	—	178,332	—
Singapore	32,634,850	—	32,634,850	—
Spain	20,414,927	—	20,414,927	—
Sweden	46,977,237	—	46,977,237	—
Switzerland	85,103,247	—	85,103,247	—
United Kingdom	267,844,312	—	267,844,312	—
Preferred Stocks
Germany	6,118,059	—	6,118,059	—
Short-Term Investments	69,906,753	52,360,894	17,545,859	—

Total Investments in
Securities	$1,277,446,724	$75,251,749	$1,202,194,975	—
Other Financial
Instruments

Futures	($1,058,058)	($1,058,058)	—	—
Forward Foreign
Currency Contracts	($39,485)	—	($39,485)	—

Totals	$1,276,349,181	$74,193,691	$1,202,155,490

During the six months ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter

Semiannual report | International Core Fund	33

market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Real estate investment trusts. From time to time, the Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

34	International Core Fund | Semiannual report

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $201,183,192 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $18,555,069 and February 28, 2018 — $182,628,123.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Semiannual report | International Core Fund	35

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency translations, investments in passive foreign investment companies, expiration of capital loss carryforward and differing treatment of capital gain/loss transactions.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts and forward foreign currency contracts in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2010, the Fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchased or to be purchased. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts absolute notional amounts held by the Fund during six months ended August 31, 2010 was $92.0 million to $129.8 million.

36	International Core Fund | Semiannual report

					UNREALIZED
OPEN	NUMBER OF			NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	(DEPRECIATION)

SGX MSCI Singapore	245	Long	Sep 2010	$12,579,860	$226,429
Index Futures
CAC 40 Index Futures	80	Long	Sep 2010	3,533,601	(146,598)
FTSE MIB Index	131	Long	Sep 2010	16,374,377	(587,801)
Futures
Topix Index Futures	37	Long	Sep 2010	3,525,592	(272,758)
DAX Index Futures	64	Long	Sep 2010	11,982,106	(378,568)
FTSE 100 Index	105	Long	Sep 2010	8,376,148	(111,248)
Futures
OMX 30 Index	78	Short	Sep 2010	(1,068,977)	41,838
Futures
IBEX 35 Index Futures	7	Short	Sep 2010	(902,732)	15,606
AEX Index Futures	11	Short	Sep 2010	(881,271)	27,764
ASX SPI 200 Index	140	Short	Sep 2010	(13,660,903)	488,340
Futures
S&P TSE 60 Index	147	Short	Sep 2010	(19,114,756)	(361,062)
Futures
					($1,058,058)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended August 31, 2010, the Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rates and maintain diversification and liquidity. The following table summarizes the contracts held at August 31, 2010. The range of forward foreign currency contracts absolute notional amounts held by the Fund during six months ended August 31, 2010 was $115.2 million to $263.7 million.

Semiannual report | International Core Fund	37

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
CHF	7,893,290	$7,613,200	Deutsche Bank AG	10-22-10	$165,155
			London
GBP	5,075,062	7,951,607	Bank of America, N.A.	10-22-10	(170,906)
GBP	3,260,002	5,104,445	Brown Brothers	10-22-10	(106,457)
			Harriman & Company
GBP	2,921,724	4,577,874	Mellon Bank N.A.	10-22-10	(98,508)
GBP	4,824,342	7,561,027	Morgan Stanley	10-22-10	(164,711)
			Capital Services
SEK	106,592,373	14,440,085	Brown Brothers	10-22-10	(30,589)
			Harriman & Company
SEK	188,690,576	25,567,136	Deutsche Bank AG	10-22-10	(59,343)
			London
		$72,815,374			($465,359)
Sells
CAD	7,552,751	$7,218,022	Bank of America, N.A.	10-22-10	$140,718
CAD	5,475,675	5,233,835	Mellon Bank N.A.	10-22-10	102,855
EUR	10,666,523	13,691,346	Royal Bank of Scotland	10-22-10	175,227
			PLC
HKD	35,758,435	4,602,885	Mellon Bank N.A.	10-22-10	4,134
NZD	3,623,763	2,556,989	Royal Bank of Scotland	10-22-10	40,389
			PLC
SGD	12,403,425	9,113,036	Royal Bank of Scotland	10-22-10	(37,449)
			PLC
		$42,416,113			$425,874

Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward for-	$628,478	($667,963)
contracts	forward foreign currency	eign currency
	contracts	contracts
Equity contracts	Receivable/payable	Futures†	799,977	(1,858,035)
	for futures
Total			$1,428,455	($2,525,998)

† Reflects cumulative appreciation/deprecation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

38	International Core Fund | Semiannual report

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign exchange	Net realized loss on	—	($2,625,511)	($2,625,511)
contracts
Equity contracts	Net realized loss on	($916,780)	—	(916,780)
Total		($916,780)	($2,625,511)	($3,542,291)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

			TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	FUTURES	AND LIABILITIES IN
RISK	LOCATION	CONTRACTS	FOREIGN CURRENCIES*	TOTAL

Foreign exchange	Change in unrealized	—	$172,304	$172,304
contracts	appreciation
	(depreciation) of
Equity contracts	Change in unrealized	$759,882	—	759,882
	appreciation
	(depreciation) of
Total		$759,882	$172,304	$932,186

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily aggregate net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000; and (f) 0.800% of the Fund’s average daily aggregate net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | International Core Fund	39

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.89% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.14%, 1.89%, 1.79%, 1.49%, 1.19%, and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.12%, 2.00%, 1.90%, 1.60%, 1.30%, 1.10% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively.

Accordingly, these expense reductions amounted to $11,012, $6,457, $4,365, $3,589, $3,596 and $3,617 for Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,936 for the six months ended August 31, 2010. Of this amount, $2,807 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,754 was paid as sales commissions to broker-dealers and $3,375 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

40	International Core Fund | Semiannual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $6,431 and $216 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 and Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B Class C, Class R1, Class R3, Class R4 and Class R5 shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$362,790	$288,719	$4,133	$15,985
Class B	29,588	14,196	3,882	1,411
Class C	25,397	8,854	3,930	927
Class I	—	33,889	4,195	6,475
Class R1	515	441	4,096	140
Class R3	70	315	3,248	78
Class R4	35	315	3,248	78
Class R5	—	333	3,248	80
Class 1	10,745	—	—	(1,095)
Total	$429,140	$347,062	$29,980	$24,079

Semiannual report | International Core Fund	41

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	Six months ended 8-31-10		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,885,224	$74,180,112	6,631,074	$175,433,435
Distributions reinvested	(63)	(1,480)	127,968	3,461,527
Repurchased	(1,897,692)	(49,514,179)	(937,289)	(23,342,208)

Net increase	987,469	$24,664,453	5,821,753	$155,552,754

Class B shares

Sold	8,207	$210,703	34,238	$822,466
Distributions reinvested	(7)	(194)	3,234	87,218
Repurchased	(49,460)	(1,262,787)	(157,836)	(3,860,326)

Net decrease	(41,260)	($1,052,278)	(120,364)	($2,950,642)

Class C shares

Sold	20,571	$519,708	33,391	$831,273
Distributions reinvested	—	—	2,024	54,586
Repurchased	(37,211)	(942,302)	(70,882)	(1,706,967)

Net decrease	(16,640)	($422,594)	(35,467)	($821,108)

Class I shares

Sold	4,214,074	$111,444,267	3,684,749	$84,068,147
Distributions reinvested	—	—	69,850	1,892,236
Repurchased	(530,893)	(13,703,447)	(566,742)	(14,806,818)

Net increase	3,683,181	$97,740,820	3,187,857	$71,153,565

Class R1 shares

Sold	1,089	$27,407	2,549	$60,268
Distributions reinvested	—	—	91	2,466
Repurchased	(226)	(5,902)	(897)	(22,016)

Net increase	863	$21,505	1,743	$40,718

Class R3 shares

Sold	—	—	1,072	$25,000

Net increase	—	—	1,072	$25,000

Class R4 shares

Sold	—	—	1,072	$25,000

Net increase	—	—	1,072	$25,000

Class R5 shares

Sold	49	$1,230	1,425	$34,030
Repurchased	—	—	(174)	(4,500)

Net increase	49	$1,230	1,251	$29,530

42	International Core Fund | Semiannual report

	Six months ended 8-31-10		Year ended 2-28-10[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	71,120	$1,838,217	125,633	$3,081,025
Distributions reinvested	—	—	39,820	1,080,309
Repurchased	(151,776)	(3,898,407)	(306,337)	(7,335,607)

Net increase	(80,656)	($2,060,190)	(140,884)	($3,174,273)

Class NAV shares

Sold	2,869,125	$71,636,670	4,768,948	$118,536,541
Distributions reinvested	—	—	673,503	18,258,674
Repurchased	(2,726,028)	(69,250,619)	(7,076,676)	(168,092,370)

Net increase (decrease)	143,097	$2,386,051	(1,634,225)	($31,297,155)

Net increase	4,676,103	$121,278,997	7,083,808	$188,583,389

1 The inception date for Class R3, Class R4 and Class R5 shares is 5-22-09.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $415,923,497 and $221,699,398, respectively, for the six months ended August 31, 2010.

Semiannual report | International Core Fund	43

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Core Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

44	International Core Fund | Semiannual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | International Core Fund	45

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Core Fund	18.20%	–7.27%	N/A	N/A
MSCI EAFE Index (net of dividends)	31.78%	–6.04%	N/A	N/A
Foreign Large Value Category Median	30.06%	–5.94%	N/A	N/A
Morningstar 15(c) Peer Group Median	28.81%	–7.32%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered a presentation on the investment management style of the Subadviser and noted that the Subadviser manages with a quantitative bias towards quality stocks and a momentum style of investing. The Board noted that the Subadviser had historically managed these quantitative factors separately. The Board noted that these investment styles have struggled recently, and that the Subadviser has a history of staying consistent in its management style regardless of the market environment, and that such consistency can be rewarded in the right environment. The Board noted that the Adviser and the Subadviser anticipated an improvement in performance

46	International Core Fund | Semiannual report

once the markets begin to favor these investment styles again, and that the Subadviser has revised its process to consider its quantitative investment characteristics as a single discipline. It was finally noted that the Adviser will be closely monitoring the Subadviser’s performance. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 1.98% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its

Semiannual report | International Core Fund	47

affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and

48	International Core Fund | Semiannual report

different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | International Core Fund	49

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50	International Core Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	660SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
Growth Opportunities Fund

Semiannual Report
8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	6.91	—	—	–5.86	–6.07	6.91	—	—	–25.88

Class B2	6.69	—	—	–5.88	–6.44	6.69	—	—	–25.95

Class C2	10.69	—	—	–5.49	–2.50	10.69	—	—	–24.43

Class I2,3	13.01	—	—	–4.43	–0.93	13.01	—	—	–20.13

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.50%, Class B — 2.20%, Class C — 2.20% and Class I — 1.04%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.81%, Class B — 2.52%, Class C — 2.98% and Class I — 25.10%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 9-16-05.

2 On 6-9-06, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is 6-12-06; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Growth Opportunities Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B1	9-16-05	$7,557	$7,405	$10,285

Class C1,3	9-16-05	7,557	7,557	10,285

Class I1,4	9-16-05	7,987	7,987	10,285

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization the Fund acquired all of the assets of the GMO Small/Mid Cap Growth Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares. The inception date for Class B, Class C and Class I shares is 6-12-06; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C and Class I shares, respectively.

2 NAV represents net asset value and POP represents public offering price.

3 The contingent deferred sales charge, if any, is not applicable.

4 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Growth Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$988.80	$7.52

Class B	1,000.00	984.80	11.01

Class C	1,000.00	984.80	11.01

Class I	1,000.00	990.70	5.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Growth Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,017.60	$7.63

Class B	1,000.00	1,014.10	11.17

Class C	1,000.00	1,014.10	11.17

Class I	1,000.00	1,020.00	5.30

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.20%, 2.20% and 1.04% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Growth Opportunities Fund	9

Portfolio summary

Top 10 Holdings[1]

UAL Corp.	2.6%	Chipotle Mexican Grill, Inc.	1.5%

Mettler-Toledo International, Inc.	1.7%	Tempur-Pedic International, Inc.	1.5%

Perrigo Company	1.5%	Lincare Holdings, Inc.	1.4%

F5 Networks, Inc.	1.5%	TransDigm Group, Inc.	1.3%

Valassis Communications, Inc.	1.5%	Erie Indemnity Company, Class A	1.2%

Sector Composition[2,3]

Information Technology	22%	Materials	6%

Consumer Discretionary	21%	Consumer Staples	4%

Health Care	16%	Energy	4%

Industrials	16%	Short-Term Investments & Other	4%

Financials	7%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on 8-31-10.

10	Growth Opportunities Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value

Common Stocks 96.47%		$49,467,137

(Cost $47,696,930)

Consumer Discretionary 20.85%		10,689,532

Auto Components 0.78%

Cooper Tire & Rubber Company (L)	7,100	114,946

Hawk Corp., Class A (I)	400	14,656

Standard Motor Products, Inc.	1,300	11,180

TRW Automotive Holdings Corp. (I)	7,400	257,224

Automobiles 0.15%

Thor Industries, Inc.	3,300	77,022

Diversified Consumer Services 0.65%

CPI Corp.	400	8,724

Pre-Paid Legal Services, Inc. (I)(L)	1,800	98,370

Sotheby’s	8,000	212,880

Universal Technical Institute, Inc.	800	12,360

Hotels, Restaurants & Leisure 4.29%

California Pizza Kitchen, Inc. (I)	2,000	30,720

Carrols Restaurant Group, Inc. (I)	1,400	6,132

CEC Entertainment, Inc. (I)	3,900	122,343

Chipotle Mexican Grill, Inc. (I)	5,100	769,233

Cracker Barrel Old Country Store, Inc. (L)	8,000	356,880

Domino’s Pizza, Inc. (I)	2,700	34,614

Interval Leisure Group, Inc. (I)	4,400	55,044

P.F. Chang’s China Bistro, Inc. (L)	1,400	59,934

Panera Bread Company (I)	4,100	327,754

The Cheesecake Factory, Inc. (I)	7,100	158,969

Wyndham Worldwide Corp.	12,000	278,280

Household Durables 2.54%

Harman International Industries, Inc. (I)	7,300	227,541

Leggett & Platt, Inc.	1,600	30,672

National Presto Industries, Inc.	1,700	170,034

Tempur-Pedic International, Inc. (I)	28,200	755,760

Tupperware Brands Corp.	3,000	118,020

Internet & Catalog Retail 0.22%

1-800-Flowers.com, Inc., Class A (I)	5,900	9,381

HSN, Inc. (I)	4,000	105,160

See notes to financial statements	Semiannual report | Growth Opportunities Fund	11

	Shares	Value
Leisure Equipment & Products 0.54%

Hasbro, Inc.	4,200	$169,512

Polaris Industries, Inc. (L)	2,000	106,660

Media 1.84%

Arbitron, Inc.	1,000	25,440

Cinemark Holdings, Inc.	9,800	143,178

Valassis Communications, Inc. (I)	26,400	773,784

Multiline Retail 0.86%

Big Lots, Inc. (I)	14,100	440,766

Specialty Retail 5.50%

Abercrombie & Fitch Company, Class A	3,600	124,560

Aeropostale, Inc. (I)	6,650	141,645

Big 5 Sporting Goods Corp.	1,900	22,544

DSW, Inc., Class A (I)	2,400	57,000

Foot Locker, Inc.	2,200	25,828

Guess?, Inc.	3,700	119,547

Hibbett Sports, Inc. (I)(L)	6,400	148,352

Jo-Ann Stores, Inc. (I)	2,400	97,584

Jos. A. Bank Clothiers, Inc. (I)	2,050	74,887

Kirklands, Inc. (I)	7,100	81,011

Monro Muffler Brake, Inc.	300	12,564

OfficeMax, Inc. (I)	12,300	119,802

PetSmart, Inc.	15,500	494,295

RadioShack Corp.	1,300	24,024

Sonic Automotive, Inc. (I)	2,500	22,025

Systemax, Inc.	700	8,239

Talbots, Inc. (I)(L)	7,900	78,842

The Cato Corp., Class A	300	6,885

The Children’s Place Retail Stores, Inc. (I)	4,100	179,006

The Dress Barn, Inc. (I)	8,700	181,395

The Finish Line, Inc., Class A	6,200	81,840

Tractor Supply Company	7,600	516,648

Williams-Sonoma, Inc. (L)	7,800	202,488

Textiles, Apparel & Luxury Goods 3.48%

Carter’s, Inc. (I)	1,100	24,574

Crocs, Inc. (I)(L)	7,700	96,250

Deckers Outdoor Corp. (I)	12,300	534,681

Fossil, Inc. (I)	12,000	569,880

G-III Apparel Group, Ltd. (I)	700	16,884

Liz Claiborne, Inc. (I)(L)	5,400	22,680

Oxford Industries, Inc.	2,200	43,384

Phillips-Van Heusen Corp.	6,500	296,920

Steven Madden, Ltd. (I)	4,350	149,771

Wolverine World Wide, Inc.	1,200	30,324

Consumer Staples 4.40%		2,256,754

Beverages 1.03%

Boston Beer Company, Inc. (I)(L)	4,600	302,266

Hansen Natural Corp. (I)	5,000	225,200

12	Growth Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Food & Staples Retailing 0.13%

Pricesmart, Inc.	2,600	$67,106

Food Products 0.62%

B&G Foods, Inc.	1,700	18,156

Cal-Maine Foods, Inc.	2,400	71,232

Darling International, Inc. (I)	7,300	54,896

Diamond Foods, Inc.	600	25,338

John B. Sanfilippo & Son, Inc. (I)	200	2,560

Sanderson Farms, Inc.	3,400	146,234

Household Products 0.11%

WD-40 Company	1,600	56,272

Personal Products 2.49%

Herbalife, Ltd.	10,200	566,916

Inter Parfums, Inc.	1,100	18,062

Medifast, Inc. (I)(L)	7,300	195,056

NBTY, Inc. (I)	2,500	136,225

Nu Skin Enterprises, Inc., Class A	14,100	360,537

Tobacco 0.02%

Universal Corp.	300	10,698

Energy 3.74%		1,920,402

Energy Equipment & Services 1.64%

CARBO Ceramics, Inc.	3,200	242,336

Dril-Quip, Inc. (I)	6,200	327,794

Hercules Offshore, Inc. (I)(L)	2,000	4,280

Lufkin Industries, Inc.	6,200	239,692

PHI, Inc. (I)	1,600	23,200

Rowan Companies, Inc. (I)	100	2,571

Oil, Gas & Consumable Fuels 2.10%

Atlas Energy, Inc. (I)	5,400	146,880

Brigham Exploration Company (I)(L)	20,500	314,060

Enbridge Energy Management LLC (I)	102	5,413

Forest Oil Corp. (I)	9,700	253,364

Holly Corp.	3,300	85,833

International Coal Group, Inc. (I)	100	457

Massey Energy Company	6,500	186,875

Rex Energy Corp. (I)	1,000	11,310

Ship Finance International, Ltd.	3,700	64,787

Teekay Tankers, Ltd., Class A	1,000	11,550

Financials 6.90%		3,535,741

Capital Markets 0.02%

International Assets Holding Corp. (I)	500	8,185

Teton Advisors, Inc., Class A (I)	20	140

Commercial Banks 0.17%

Bank of the Ozarks, Inc. (L)	900	33,066

Comerica, Inc.	100	3,441

Commerce Bancshares, Inc.	800	28,584

First Interstate Bancsystem, Inc.	300	3,426

See notes to financial statements	Semiannual report | Growth Opportunities Fund	13

	Shares	Value
Commercial Banks (continued)

Nara Bancorp, Inc. (I)	1,100	$6,567

OmniAmerican Bancorp, Inc. (I)	400	4,448

SunTrust Banks, Inc.	100	2,249

SVB Financial Group (I)	100	3,717

Consumer Finance 2.50%

Advance America Cash Advance Centers, Inc.	10,800	36,180

AmeriCredit Corp. (I)(L)	4,000	96,800

Cardtronics, Inc. (I)	8,600	119,110

Credit Acceptance Corp. (I)(L)	6,200	351,230

Dollar Financial Corp. (I)	6,000	116,040

EZCORP, Inc., Class A (I)	24,100	433,318

First Cash Financial Services, Inc. (I)	4,300	102,598

World Acceptance Corp. (I)	700	28,525

Diversified Financial Services 0.07%

Interactive Brokers Group, Inc., Class A (I)	100	1,619

Life Partners Holdings, Inc.	1,300	19,201

NewStar Financial, Inc. (I)	2,200	14,762

Insurance 2.18%

Axis Capital Holdings, Ltd.	3,800	117,344

Endurance Specialty Holdings, Ltd.	1,100	40,524

Erie Indemnity Company, Class A	11,800	619,500

Genworth Financial, Inc., Class A (I)	29,900	323,817

Reinsurance Group of America, Inc.	200	8,748

Universal Insurance Holdings, Inc.	2,300	9,568

Real Estate Investment Trusts 0.78%

Anworth Mortgage Asset Corp.	100	680

Apollo Commercial Real Estate Finance, Inc.	300	5,109

Associated Estates Realty Corp.	5,900	80,004

Chesapeake Lodging Trust (I)	300	4,914

Colony Financial, Inc.	200	3,544

CreXus Investment Corp.	300	3,579

DuPont Fabros Technology, Inc.	8,700	214,977

MFA Financial, Inc.	100	737

Pennymac Mortgage Investment Trust	200	3,494

Saul Centers, Inc., REIT	1,700	70,278

Terreno Realty Corp. (I)	200	3,466

Walter Investment Management Corp.	392	6,354

Real Estate Management & Development 1.18%

CB Richard Ellis Group, Inc., Class A (I)	36,900	605,898

Health Care 16.34%		8,379,967

Biotechnology 0.59%

Immunogen, Inc. (I)	100	536

Incyte Corp. (I)	16,300	204,076

Mannkind Corp. (I)(L)	10,800	59,994

NPS Pharmaceuticals, Inc. (I)	100	651

Rigel Pharmaceuticals, Inc. (I)	5,100	39,933

14	Growth Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Equipment & Supplies 3.60%

American Medical Systems Holdings, Inc. (I)(L)	4,600	$83,812

ArthroCare Corp. (I)	200	5,192

Exactech, Inc. (I)	1,900	27,569

Hill-Rom Holdings, Inc. (L)	10,500	337,050

Integra LifeSciences Holdings Corp. (I)	2,100	73,017

Invacare Corp.	1,900	43,510

Kinetic Concepts, Inc. (I)(L)	4,800	153,216

Merit Medical Systems, Inc. (I)	4,800	75,744

NxStage Medical, Inc. (I)	9,300	146,661

Orthofix International NV (I)	6,600	176,220

ResMed, Inc. (I)(L)	8,800	265,232

Sirona Dental Systems, Inc. (I)	13,600	428,672

Teleflex, Inc.	600	28,836

Health Care Providers & Services 5.72%

Almost Family, Inc. (I)	900	22,743

American Dental Partners, Inc. (I)	800	8,544

AMERIGROUP Corp. (I)	2,500	92,250

AMN Healthcare Services, Inc. (I)	1,200	5,340

Bio-Reference Labs, Inc. (I)	3,700	73,334

BioScrip, Inc. (I)	10,800	52,488

Catalyst Health Solutions, Inc. (I)	5,800	232,522

Chemed Corp.	2,300	114,770

Community Health Systems, Inc. (I)(L)	3,400	88,638

Corvel Corp. (I)	5,300	194,934

Emergency Medical Services Corp., Class A (I)	2,100	100,905

Gentiva Health Services, Inc. (I)	1,500	30,825

Health Management Associates, Inc., Class A (I)	71,300	445,625

Healthways, Inc. (I)	400	5,000

HMS Holdings Corp. (I)	1,400	73,052

Lincare Holdings, Inc. (L)	31,650	728,583

Omnicare, Inc.	3,600	69,120

Patterson Companies, Inc.	16,700	422,343

Tenet Healthcare Corp. (I)	32,800	128,576

The Providence Service Corp. (I)	2,600	35,152

US Physical Therapy, Inc. (I)	500	8,015

Health Care Technology 0.06%

Computer Programs & Systems, Inc.	800	32,688

Life Sciences Tools & Services 3.11%

Affymetrix, Inc. (I)	4,500	18,495

Albany Molecular Research, Inc. (I)	100	607

Charles River Laboratories International, Inc. (I)	1,300	36,725

Dionex Corp. (I)	2,400	174,000

eResearch Technology, Inc. (I)	10,900	80,715

Kendle International, Inc. (I)	1,200	9,396

Mettler-Toledo International, Inc. (I)	7,900	873,661

Parexel International Corp. (I)	4,900	97,461

PerkinElmer, Inc.	6,800	142,868

Pharmaceutical Product Development, Inc.	6,900	158,493

See notes to financial statements	Semiannual report | Growth Opportunities Fund	15

	Shares	Value
Pharmaceuticals 3.26%

Hi-Tech Pharmacal Company, Inc. (I)(L)	800	$13,880

Impax Laboratories, Inc. (I)	20,600	322,802

Perrigo Company	13,700	780,763

Salix Pharmaceuticals, Ltd. (I)(L)	11,300	427,818

Valeant Pharmaceuticals International (I)	1,700	98,073

Viropharma, Inc. (I)	2,300	28,842

Industrials 16.20%		8,305,495

Aerospace & Defense 1.91%

American Science & Engineering, Inc.	500	35,485

BE Aerospace, Inc. (I)	7,400	199,430

DigitalGlobe, Inc. (I)	19	583

Esterline Technologies Corp. (I)	1,200	55,200

Spirit Aerosystems Holdings, Inc., Class A (I)	1,600	30,944

TransDigm Group, Inc.	11,400	659,946

Airlines 3.38%

Alaska Air Group, Inc. (I)	700	30,961

Continental Airlines, Inc., Class B (I)(L)	4,800	107,232

Copa Holdings SA, Class A	5,700	278,046

Hawaiian Holdings, Inc. (I)	500	2,450

Skywest, Inc.	100	1,274

UAL Corp. (I)(L)	62,000	1,313,780

Building Products 0.43%

Lennox International, Inc.	3,400	144,126

Masco Corp.	100	1,049

Quanex Building Products Corp.	3,800	60,040

Trex Company, Inc. (I)(L)	800	16,040

Commercial Services & Supplies 0.98%

ATC Technology Corp. (I)	600	14,478

Cenveo, Inc. (I)	4,800	26,352

Consolidated Graphics, Inc. (I)	600	23,826

Deluxe Corp.	4,100	68,593

Herman Miller, Inc.	1,900	31,198

HNI Corp. (L)	11,000	257,070

Knoll, Inc.	4,100	55,022

Standard Parking Corp. (I)	300	4,695

Team, Inc. (I)	1,400	20,482

Construction & Engineering 0.07%

Michael Baker Corp. (I)	1,100	36,267

Electrical Equipment 1.50%

Acuity Brands, Inc.	2,800	108,472

AMETEK, Inc.	10,300	442,797

Hubbell, Inc., Class B	1,300	58,474

Polypore International, Inc. (I)	5,000	135,100

Thomas & Betts Corp. (I)	700	25,865

16	Growth Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Industrial Conglomerates 0.13%

Carlisle Companies, Inc.	2,300	$64,515

Machinery 5.30%

Actuant Corp., Class A	4,100	81,262

Altra Holdings, Inc. (I)	600	7,722

ArvinMeritor, Inc. (I)(L)	16,200	211,734

Bucyrus International, Inc.	6,700	385,183

Chart Industries, Inc. (I)	2,100	33,432

Colfax Corp. (I)	1,800	22,482

Crane Company	4,500	152,550

Dynamic Materials Corp.	2,900	39,672

EnPro Industries, Inc. (I)	500	13,655

Force Protection, Inc. (I)	100	388

FreightCar America, Inc.	200	4,658

Gardner Denver, Inc.	700	33,418

Graco, Inc.	900	25,119

Nordson Corp.	500	32,085

Pall Corp.	16,300	557,297

Pentair, Inc.	1,100	33,110

Sauer-Danfoss, Inc. (I)	3,400	55,284

Snap-On, Inc.	1,000	41,230

The Toro Company	7,700	384,230

TriMas Corp. (I)	2,100	27,069

WABCO Holdings, Inc. (I)	16,300	574,738

Professional Services 0.91%

Diamond Management & Technology Consultants, Inc.	5,700	71,193

Equifax, Inc.	6,800	200,396

Exponent, Inc. (I)	2,500	77,100

The Advisory Board Company (I)	2,500	101,350

VSE Corp.	600	16,848
Road & Rail 0.85%

Avis Budget Group, Inc. (I)	11,800	107,616

Kansas City Southern (I)(L)	9,700	325,629
Trading Companies & Distributors 0.74%

MSC Industrial Direct Company, Inc., Class A	4,900	218,393

TAL International Group, Inc.	2,700	57,564

WESCO International, Inc. (I)	3,200	103,296

Information Technology 21.64%		11,097,392

Communications Equipment 3.98%

Acme Packet, Inc. (I)	13,100	440,160

Blue Coat Systems, Inc. (I)	6,100	114,863

F5 Networks, Inc. (I)	8,900	778,127

Ixia (I)	5,500	62,095

JDS Uniphase Corp. (I)	28,000	257,320

NETGEAR, Inc. (I)	1,100	23,232

Plantronics, Inc.	3,300	90,123

Polycom, Inc. (I)	9,500	270,560

Tellabs, Inc.	300	2,130

See notes to financial statements	Semiannual report | Growth Opportunities Fund	17

	Shares	Value
Computers & Peripherals 0.95%

Isilon Systems, Inc. (I)	800	$15,960

NCR Corp. (I)	8,200	105,370

QLogic Corp. (I)	11,900	177,251

Silicon Graphics International Corp. (I)	200	1,187

Stratasys, Inc. (I)	5,300	120,363

Super Micro Computer, Inc. (I)	7,500	67,763

Electronic Equipment, Instruments & Components 1.84%

AVX Corp.	2,300	28,589

Benchmark Electronics, Inc. (I)	700	9,821

Comverge, Inc. (I)(L)	1,100	7,293

FARO Technologies, Inc. (I)	3,100	56,854

FLIR Systems, Inc. (I)	3,700	92,944

Insight Enterprises, Inc. (I)	1,100	14,454

Jabil Circuit, Inc.	30,200	309,550

MTS Systems Corp.	300	7,995

Multi-Fineline Electronix, Inc. (I)	2,000	41,680

National Instruments Corp.	6,500	187,395

Plexus Corp. (I)	2,600	59,852

Power-One, Inc. (I)(L)	12,400	126,232

Internet Software & Services 0.98%

Akamai Technologies, Inc. (I)(L)	9,600	442,272

Earthlink, Inc.	100	856

IAC/InterActiveCorp (I)	1,600	39,664

ModusLink Global Solutions, Inc. (I)	500	2,905

Travelzoo, Inc. (I)	800	14,608

ValueClick, Inc. (I)	100	1,090

IT Services 4.02%

Acxiom Corp. (I)	22,700	281,367

CSG Systems International, Inc. (I)	7,200	131,760

Exlservice Holdings, Inc. (I)	3,800	63,118

Gartner, Inc. (I)	4,700	134,796

Genpact, Ltd. (I)	5,300	74,147

Global Cash Access Holdings, Inc. (I)	14,700	53,214

Heartland Payment Systems, Inc. (L)	4,600	65,090

Hewitt Associates, Inc. (I)	10,700	516,489

iGate Corp.	2,100	32,949

MAXIMUS, Inc.	4,000	214,840

Sapient Corp.	13,800	143,934

Unisys Corp. (I)	1,400	31,304

VeriFone Holdings, Inc. (I)	12,400	299,832

Virtusa Corp. (I)	2,300	20,286

Office Electronics 0.13%

Zebra Technologies Corp., Class A (I)	2,400	68,688

Semiconductors & Semiconductor Equipment 4.43%

Atheros Communications, Inc. (I)(L)	7,000	172,620

Cirrus Logic, Inc. (I)	36,700	554,904

Cree, Inc. (I)(L)	9,500	508,630

18	Growth Opportunities Fund | Semiannual report	See notes to financial statements

Semiconductors & Semiconductor Equipment (continued)

Diodes, Inc. (I)(L)	6,500	$95,875

Entropic Communications, Inc. (I)	3,600	27,396

Lattice Semiconductor Corp. (I)	8,100	33,615

Micrel, Inc.	3,160	27,950

MKS Instruments, Inc. (I)	100	1,726

Novellus Systems, Inc. (I)	1,900	44,270

NVE Corp. (I)	1,100	42,240

Power Integrations, Inc.	3,000	82,170

Skyworks Solutions, Inc. (I)	4,800	85,728

Supertex, Inc. (I)	1,500	33,015

Teradyne, Inc. (I)(L)	4,200	37,716

Veeco Instruments, Inc. (I)(L)	9,900	328,977

Virage Logic Corp. (I)	6,100	73,200

Volterra Semiconductor Corp. (I)	6,000	120,300

Software 5.31%

Actuate Corp. (I)	4,500	17,955

Blackbaud, Inc.	6,500	135,330

Bottomline Technologies, Inc. (I)	2,200	30,822

FactSet Research Systems, Inc. (L)	4,700	345,685

Informatica Corp. (I)	13,000	418,080

JDA Software Group, Inc. (I)	3,300	75,801

Manhattan Associates, Inc. (I)	3,800	98,971

MICROS Systems, Inc. (I)	9,800	373,380

MicroStrategy, Inc., Class A (I)	3,500	272,755

Opnet Technologies, Inc.	2,100	33,075

Parametric Technology Corp. (I)	10,200	173,910

Progress Software Corp. (I)	9,200	245,732

Radiant Systems, Inc. (I)	5,000	89,550

Renaissance Learning, Inc.	5,700	45,600

Smith Micro Software, Inc. (I)	9,100	69,615

Synchronoss Technologies, Inc. (I)	7,400	114,404

TIBCO Software, Inc. (I)	12,700	184,023

Materials 5.61%		2,875,666

Chemicals 3.78%

Albemarle Corp.	7,800	312,702

Ashland, Inc.	2,100	97,566

Balchem Corp.	3,100	75,795

International Flavors & Fragrances, Inc.	11,800	539,142

Lubrizol Corp.	4,100	382,571

NewMarket Corp.	3,700	371,961

Omnova Solutions, Inc. (I)	4,200	25,620

PolyOne Corp. (I)	11,100	108,225

Stepan Company	400	22,180

W.R. Grace & Company (I)	100	2,530

Metals & Mining 1.83%

Carpenter Technology Corp.	5,800	179,858

Compass Minerals International, Inc.	2,000	143,500

Stillwater Mining Company (I)	3,000	41,100

See notes to financial statements	Semiannual report | Growth Opportunities Fund	19

		Shares	Value
Metals & Mining (continued)

Titanium Metals Corp. (I)		1,800	$32,616

Walter Energy, Inc.		7,500	540,300

Telecommunication Services 0.38%			194,004

Diversified Telecommunication Services 0.36%

Cogent Communications Group, Inc. (I)		2,100	18,312

Consolidated Communications Holdings, Inc.		4,300	74,562

Global Crossing, Ltd. (I)		4,100	50,430

TW Telecom, Inc. (I)		2,400	42,084

Wireless Telecommunication Services 0.02%

USA Mobility, Inc.		600	8,616

Utilities 0.41%			212,184

Multi-Utilities 0.38%

CenterPoint Energy, Inc.		8,900	131,631

Integrys Energy Group, Inc. (L)		1,300	62,985

Water Utilities 0.03%

Southwest Water Company		1,600	17,568

Short-Term Investments 14.42%			$7,395,760
(Cost $7,394,546)

	Yield	Shares	Value
Short-Term Securities 3.36%			1,722,876

State Street Institutional Investment Treasury
Money Market Fund,	0.034% (Y)	1,722,876	1,722,876

Securities Lending Collateral 11.06%			5,672,884
John Hancock Collateral Investment Trust (W)	0.3330% (Y)	566,716	5,672,884

Total investments (Cost $55,091,476)† 110.89%			$56,862,897

Other assets and liabilities, net (10.89%)			($5,583,068)

Total net assets 100.00%			$51,279,829

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $55,192,004. Net unrealized appreciation aggregated $1,670,893, of which $5,399,053 related to appreciated investment securities and $3,728,160 related to depreciated investment securities.

20	Growth Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $49,419,806) including
$5,507,321 of securities loaned (Note 2)	$51,190,013
Investments in affiliated issuers, at value (Cost $5,671,670) (Note 2)	5,672,884

Total investments, at value (Cost $55,091,476)	56,862,897
Receivable for investments sold	1,096,965
Receivable for fund shares sold	18,265
Dividends and interest receivable	33,898
Receivable for securities lending income	2,236
Receivable due from adviser	12,935
Other receivables and prepaid assets	20,039

Total assets	58,047,235

Liabilities

Payable for investments purchased	980,158
Payable for fund shares repurchased	49,939
Payable upon return of securities loaned (Note 2)	5,670,078
Payable to affiliates
Accounting and legal services fees	978
Transfer agent fees	9,609
Trustees’ fees	1,455
Other liabilities and accrued expenses	55,189
Total liabilities	6,767,406

Net assets

Capital paid-in	$87,700,374
Accumulated net investment loss	(233,472)
Accumulated net realized loss on investments and futures contracts	(37,958,494)
Net unrealized appreciation (depreciation) on investments	1,771,421

Net assets	$51,279,829

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($44,537,099 ÷ 2,665,272 shares)	$16.71
Class B ($3,847,681 ÷ 236,896 shares)[1]	$16.24
Class C ($2,149,934 ÷ 132,400 shares)[1]	$16.24
Class I ($745,115 ÷ 43,770 shares)	$17.02

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.59

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Growth Opportunities Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$193,752
Securities lending	19,184
Interest	668

Total investment income	213,604

Expenses

Investment management fees (Note 5)	225,109
Distribution and service fees (Note 5)	108,604
Accounting and legal services fees (Note 5)	6,514
Transfer agent fees (Note 5)	113,785
Trustees’ fees (Note 5)	1,930
State registration fees (Note 5)	16,678
Printing and postage fees (Note 5)	14,756
Professional fees	30,612
Custodian fees	6,373
Registration and filing fees	6,806
Other	4,845

Total expenses	536,012
Less expense reductions (Note 5)	(89,878)

Net expenses	446,134

Net investment loss	(232,530)

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	2,851,883
Investments in affiliated issuers	1,874
Futures contracts (Note 3)	305,186
3,158,943
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,344,958)
Investments in affiliated issuers	(1,761)
Futures contracts (Note 3)	(112,098)
(3,458,817)
Net realized and unrealized loss	(299,874)

Decrease in net assets from operations	($532,404)

22	Growth Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	8-31-10	ended
	(unaudited)	2-28-10
Increase (decrease) in net assets

From operations
Net investment loss	($232,530)	($389,560)
Net realized gain (loss)	3,158,943	(8,764,202)
Change in net unrealized appreciation (depreciation)	(3,458,817)	27,627,086

Increase (decrease) in net assets resulting from operations	(532,404)	18,473,324

From Fund share transactions (Note 6)	(1,782,597)	(7,035,680)

Total increase (decrease)	(2,315,001)	11,437,644

Net assets

Beginning of period	53,594,830	42,157,186

End of period	$51,279,829	$53,594,830

Accumulated net investment loss	($233,472)	($942)

See notes to financial statements	Semiannual report | Growth Opportunities Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]	2-28-06[3]

Per share operating performance

Net asset value, beginning of period	$16.90	$11.53	$20.76	$24.34	$23.29	$21.31
Net investment income (loss)[4]	(0.07)	(0.10)	(0.10)	(0.15)	(0.07)[5]	0.04
Net realized and unrealized gain (loss)
on investments	(0.12)	5.47	(9.13)	(3.43)	1.36	1.94
Total from investment operations	(0.19)	5.37	(9.23)	(3.58)	1.29	1.98
Less distributions
From net realized gain	—	—	—	—[6]	(0.24)	—
Net asset value, end of period	$16.71	$16.90	$11.53	$20.76	$24.34	$23.29
Total return (%)[7,8,13]	(1.12)[9]	46.57	(44.46)	(14.69)	5.57	9.29[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$47	$36	$72	$5	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.77[10]	2.12[11]	2.01	1.81	5.59	5.45[10]
Expenses net of fee waivers	1.50[10]	1.64[11]	1.81	1.55	1.32	0.48[10]
Expenses net of fee waivers and credits	1.50[10]	1.51[11]	1.54	1.54	1.32	0.48[10]
Net investment income (loss)	(0.74)[10]	(0.68)	(0.52)	(0.64)	(0.34)[5]	0.41[10]
Portfolio turnover (%)	59	125	140	262[12]	96	43

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 Effective 6-12-06, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.
3 The inception date for Class A shares is 9-16-05.
4 Based on the average daily shares outstanding.
5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.14% of average net assets.
6 Less than ($0.005) per share.
7 Assumes dividend reinvestment (if applicable).
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
12 Excludes merger activity.
13 Does not reflect the effect of sales charges, if any.

24	Growth Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$16.49	$11.33	$20.52	$24.23	$22.17
Net investment loss[3]	(0.13)	(0.20)	(0.23)	(0.31)	(0.20)[4]
Net realized and unrealized gain (loss)
on investments	(0.12)	5.36	(8.96)	(3.40)	2.50
Total from investment operations	(0.25)	5.16	(9.19)	(3.71)	2.30
Less distributions
From net realized gain	—	—	—	—[5]	(0.24)
Net asset value, end of period	$16.24	$16.49	$11.33	$20.52	$24.23
Total return (%)[6,7,13]	(1.52)[8]	45.54	(44.79)	(15.29)	10.40[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$5	$5	$13	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.74[10]	3.19[11]	3.07	2.61	14.62[10]
Expenses net of fee waivers	2.20[10]	2.24[11]	2.72	2.25	2.22[10]
Expenses net of fee waivers and credits	2.20[10]	2.21[11]	2.24	2.24	2.22[10]
Net investment loss	(1.44)[10]	(1.38)	(1.24)	(1.34)	(1.21)[4,10]
Portfolio turnover (%)	59	125	140	262[12]	96

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.02 per share and 0.11% of average net assets.
5 Less than ($0.005) per share.
6 Assumes dividend reinvestment (if applicable).
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Less than $500,000.
10 Annualized.
11 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
12 Excludes merger activity.
13 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Semiannual report | Growth Opportunities Fund	25

CLASS C SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$16.49	$11.32	$20.53	$24.23	$22.17
Net investment loss[3]	(0.13)	(0.20)	(0.21)	(0.32)	(0.19)[4]
Net realized and unrealized gain (loss)
on investments	(0.12)	5.37	(9.00)	(3.38)	2.49
Total from investment operations	(0.25)	5.17	(9.21)	(3.70)	2.30
Less distributions
From net realized gain	—	—	—	—[5]	(0.24)
Net asset value, end of period	$16.24	$16.49	$11.32	$20.53	$24.23
Total return (%)[6,7,12]	(1.52)[8]	45.67	(44.86)	(15.25)	10.40[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.76[9]	3.27[10]	3.45	3.14	10.43[9]
Expenses net of fee waivers	2.20[9]	2.28[10]	2.55	2.25	2.22[9]
Expenses net of fee waivers and credits	2.20[9]	2.21[10]	2.24	2.24	2.22[9]
Net investment loss	(1.45)[9]	(1.39)	(1.21)	(1.35)	(1.15)[4,9]
Portfolio turnover (%)	59	125	140	262[11]	96

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.
5 Less than ($0.005) per share.
6 Assumes dividend reinvestment (if applicable).
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
11 Excludes merger activity.
12 Does not reflect the effect of sales charges, if any.

26	Growth Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.18	$11.66	$20.90	$24.41	$22.17
Net investment loss[3]	(0.01)	(0.04)	(0.01)	(0.07)	(0.02)[4]
Net realized and unrealized gain (loss)
on investments	(0.15)	5.56	(9.23)	(3.44)	2.50
Total from investment operations	(0.16)	5.52	(9.24)	(3.51)	2.48
Less distributions
From net realized gain	—	—	—	—[5]	(0.24)
Net asset value, end of period	$17.02	$17.18	$11.66	$20.90	$24.41
Total return (%)[6,7]	(0.93)[8]	47.34	(44.21)	(14.36)	11.22[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[9]	—[9]	—[9]	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.68[10]	26.99[11]	121.96	12.17	16.26[10]
Expenses net of fee waivers	1.04[10]	1.07[11]	1.09	1.04	1.13[10]
Expenses net of fee waivers and credits	1.04[10]	1.07[11]	1.09	1.04	1.13[10]
Net investment loss	(0.09)[10]	(0.27)	(0.04)	(0.30)	(0.10)[4,10]
Portfolio turnover (%)	59	125	140	262[12]	96

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.11% of average net assets.
5 Less than ($0.005) per share.
6 Assumes dividend reinvestment (if applicable).
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Less than $500,000.
10 Annualized.
11 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.
12 Excludes merger activity.

See notes to financial statements	Semiannual report | Growth Opportunities Fund	27

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Growth Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital growth.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted into Class A shares on August 21, 2009.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT is a floating NAV fund investing in short-term investments as part of a securities lending program.

28	Growth Opportunities Fund | Semiannual report

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at

Semiannual report | Growth Opportunities Fund	29

the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $40,904,812 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $21,165,220 and February 28, 2018 — $19,739,592. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually.

Distributions paid by the Fund with respect to each series of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses and expiration of capital loss carryforward.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be

30	Growth Opportunities Fund | Semiannual report

highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2010 the Fund used futures contracts to gain exposure to certain securities markets and to enhance potential gain. The range of futures contracts notional amounts held by the Fund during the six months ended August 31, 2010 was $0 to $2,200,000. There were no open futures contracts at August 31, 2010.

Effect of derivative instruments on the Statement of Operations.

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six months ended August 31, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Net realized gain	$305,186

The table below summarizes the change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the six months ended August 31, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Change in unrealized	($112,098)
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $500,000,000; (c) 0.77% of the next $1,500,000,000; and (d) 0.76% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

Semiannual report | Growth Opportunities Fund	31

Effective July 1, 2010, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.04% for Class I shares. The expense reimbursements and limits will continue in effect until June 30, 2011 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to July 1, 2010, the Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits were such that these expenses would not exceed 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.04% for Class I shares.

Accordingly, the expense reductions or reimbursements related to these agreements were $65,757, $12,330, $6,850 and $4,941 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may up to the following contractual rates of distribution and services fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $20,477 for the six months ended August 31, 2010. Of this amount, $3,303 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,585 was paid as sales commissions to broker-dealers and $12,589 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption

32	Growth Opportunities Fund | Semiannual report

or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $6,147 and $34 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, Class C and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$73,674	$97,212	$4,049	$12,986
Class B	22,724	11,979	3,914	1,023
Class C	12,206	4,227	4,558	484
Class I	—	367	4,157	263
Total	$108,604	$113,785	$16,678	$14,756

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Semiannual report | Growth Opportunities Fund	33

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and the year ended February 28, 2010 were as follows:

	For the six-month period
		ended 8-31-10	Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	119,458	$2,139,284	239,627	$3,485,927
Exchanged for Class R1	—	—	6,731	100,417
Repurchased	(224,730)	(4,000,241)	(581,309)	(8,514,817)

Net decrease	(105,272)	($1,860,957)	(334,951)	($4,928,473)

Class B shares

Sold	13,117	$230,786	33,636	$477,682
Repurchased	(59,183)	(1,036,146)	(152,890)	(2,199,177)

Net decrease	(46,066)	($805,360)	(119,254)	($1,721,495)

Class C shares

Sold	40,687	$719,593	20,040	$295,286
Repurchased	(33,643)	(592,594)	(45,542)	(585,976)

Net increase (decrease)	7,044	$126,999	(25,502)	($290,690)

Class I shares

Sold	42,095	$760,325	5,869	$76,363
Repurchased	(199)	(3,604)	(5,195)	(76,017)

Net increase	41,896	$756,721	674	$346

Class R1 shares

Sold	—	—	381	$5,049
Exchanged for Class A	—	—	(6,769)	(100,417)

Net decrease	—	—	(6,388)	($95,368)

Net decrease	(102,398)	($1,782,597)	(485,421)	($7,035,680)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $31,055,078 and $32,329,121, respectively, for the six months ended August 31, 2010.

34	Growth Opportunities Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Growth Opportunities Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

Semiannual report | Growth Opportunities Fund	35

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer

36	Growth Opportunities Fund | Semiannual report

agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund materially underperformed its Peer Group median, Category median and the Russell 2500 Growth Index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Growth Opportunities Fund	21.51%	–11.21%	N/A	N/A
Russell 2500 Growth Index	41.66%	–3.13%	N/A	N/A
Small Growth Category Median	34.24%	–4.68%	N/A	N/A
Morningstar 15(c) Peer Group Median	34.38%	–6.61%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered a presentation on the investment management style of the Subadviser and noted that the Subadviser manages with a quantitative bias towards quality stocks and a momentum style of investing. The Board noted that the Subadviser had historically managed these quantitative factors separately. The Board noted that these investment styles have struggled recently, and that the Subadviser has a history of staying consistent in its management style regardless of the market environment, and that such consistency can be rewarded in the right environment.

The Board noted that the Adviser and the Subadviser anticipated an improvement in performance once the markets begin to favor these investment styles again, and that the Subadviser has revised its process to consider its quantitative investment characteristics as a single discipline. It was finally noted that the Adviser will be closely monitoring the Subadviser’s performance. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser

Semiannual report | Growth Opportunities Fund	37

and Subadviser. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was lower than the Category median and slightly lower than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 2.42% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among

38	Growth Opportunities Fund | Semiannual report

various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | Growth Opportunities Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	Growth Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	840SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock

MUTUAL FUNDS

John Hancock

International Growth Fund

Semiannual Report

8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–2.81	—	—	–1.85[1]	–6.24	–2.81	—	—	–7.60[1]

Class B	–3.45	—	—	–1.81[1]	–6.64	–3.45	—	—	–7.43[1]

Class C	0.49	—	—	–1.41[1]	–2.71	0.49	—	—	–5.83[1]

Class I2	2.81	—	—	–0.20[1]	–1.09	2.81	—	—	–0.83[1]

Class 1[2]	2.77	—	—	–0.18[1]	–1.09	2.77	—	—	–0.78[1]

Class NAV[2]	2.76	—	—	–5.35[3]	–1.10	2.76	—	—	–18.31[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40 and Class 1 — 1.20%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class B — 4.17%, Class C — 3.67% and Class 1 — 1.22%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 1.23% and Class NAV — 1.15%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV shares prospectuses.

3 From 12-27-06.

6	International Growth Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B	6-12-06	$9,428	$9,257	$9,707	$9,324

Class C2	6-12-06	9,417	9,417	9,707	9,324

Class I3	6-12-06	9,917	9,917	9,707	9,324

Class 1[3]	6-12-06	9,922	9,922	9,707	9,324

Class NAV[3]	12-27-06	8,169	8,169	8,262	7,795

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV shares prospectuses.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$986.80	$7.96

Class B	1,000.00	982.70	11.99

Class C	1,000.00	982.70	11.99

Class I	1,000.00	989.10	5.72

Class 1	1,000.00	989.10	5.67

Class NAV	1,000.00	989.00	5.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,017.20	$8.08

Class B	1,000.00	1,013.10	12.18

Class C	1,000.00	1,013.10	12.18

Class I	1,000.00	1,019.50	5.80

Class 1	1,000.00	1,019.50	5.75

Class NAV	1,000.00	1,019.80	5.50

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.59%, 2.40%, 2.40%, 1.14%, 1.13% and 1.08% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 Holdings[1]

GlaxoSmithKline PLC	4.3%	Rio Tinto PLC	2.4%

Nestle SA	3.5%	Koninklijke Philips Electronics NV	1.6%

Novo Nordisk A/S	2.8%	British American Tobacco PLC	1.5%

Roche Holdings AG	2.6%	SAP AG	1.4%

Novartis AG	2.6%	Hennes & Mauritz AB, B Shares	1.2%

Sector Composition[2,3]

Health Care	19%	Financials	5%

Industrials	14%	Telecommunication Services	5%

Consumer Staples	14%	Energy	4%

Consumer Discretionary	12%	Utilities	1%

Materials	11%	Short-Term Investments & Other	7%

Information Technology	8%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 International investing invovles special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	International Growth Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value

Common Stocks 93.51%		$179,771,586

(Cost $177,372,077)

Australia 4.50%		8,644,236

BHP Billiton, Ltd.	26,619	884,432

Cochlear, Ltd.	3,748	231,057

Commonwealth Bank of Australia	40,391	1,813,220

CSL, Ltd.	5,813	170,759

JB Hi-Fi, Ltd.	7,072	131,312

Newcrest Mining, Ltd.	8,118	269,373

Rio Tinto, Ltd.	33,439	2,093,412

Telstra Corp., Ltd.	193,663	474,778

Westpac Banking Corp.	4,564	88,444

Woodside Petroleum, Ltd.	16,953	633,269

Woolworths, Ltd.	75,132	1,854,180

Austria 0.23%		433,850

Andritz AG	2,881	174,775

Immofinanz AG (I)(L)	39,303	128,498

Immofinanz AG - Escrow Shares (I)	49,581	0

Raiffeisen International Bank Holding AG	1,557	63,631

Voestalpine AG	2,267	66,946

Belgium 1.26%		2,419,114

Anheuser-Busch InBev NV	5,495	285,464

Bekaert SA	882	178,265

Belgacom SA	11,130	395,683

Colruyt SA	1,857	459,217

Delhaize Group SA	2,611	174,950

Groupe Bruxelles Lambert SA	1,029	75,681

Mobistar SA (L)	3,863	216,277

Nyrstar	14,829	158,489

Telenet Group Holding NV	5,111	152,325

Umicore	9,323	322,763

Bermuda 0.39%		749,675

Alliance Oil Company, Ltd., SADR (I)	12,075	139,843

Frontline, Ltd.	3,858	102,178

Golden Ocean Group, Ltd. (L)	63,400	81,182

Seadrill, Ltd.	18,373	426,472

See notes to financial statements	Semiannual report | International Growth Fund	11

	Shares	Value

Canada 2.63%		$5,061,418

Barrick Gold Corp.	4,700	220,158

Canadian National Railway Company	19,100	1,165,506

Imperial Oil, Ltd.	3,900	143,806

Pacific Rubiales Energy Corp. (I)	11,400	268,870

Petrobank Energy & Resources, Ltd.	2,900	100,569

Red Back Mining, Inc. (I)	10,300	307,450

Research In Motion, Ltd. (I)	12,700	544,277

Rogers Communications, Inc., Class B	10,100	350,543

Royal Bank of Canada	7,600	363,483

Shaw Communications, Inc., Class B	6,000	123,055

Shoppers Drug Mart Corp.	8,700	296,241

Teck Resources, Ltd., Class B	35,200	1,177,460

Denmark 3.24%		6,232,632

A P Moller Maersk A/S, Series A	21	157,643

Danske Bank A/S (I)	6,749	149,642

FLS Industries A/S, B Shares	2,244	132,092

Novo Nordisk A/S	63,639	5,453,941

Novozymes A/S, B Shares	2,896	339,314

Finland 0.44%		853,190

Kone Oyj	3,575	164,060

Metso Oyj	9,734	353,788

Nokia AB Oyj	20,710	177,068

UPM-Kymmene Oyj	11,576	158,274

France 4.36%		8,387,706

Air Liquide SA	2,323	240,713

BNP Paribas	9,207	572,703

Bureau Veritas SA	2,025	122,868

Cie Generale de Geophysique-Veritas (I)	4,420	74,392

Danone SA	9,579	513,488

Dassault Systemes SA	3,681	221,500

Essilor International SA	4,567	276,771

Eutelsat Communications	3,328	119,403

Hermes International SA	4,618	835,299

L’Oreal SA	7,961	789,826

Legrand SA, ADR	5,581	169,130

LVMH Moet Hennessy Louis Vuitton SA	8,572	992,262

Neopost SA	2,001	141,193

Renault SA (I)	5,752	232,602

Safran SA	4,549	111,464

Sanofi-Aventis SA	20,030	1,145,107

Schneider Electric SA	3,596	379,708

Societe Generale	5,037	254,724

Technip SA	5,559	362,469

Total SA	11,654	542,664

Vallourec SA	1,832	156,651

Zodiac SA	2,216	132,769

12	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value

Germany 4.15%		$7,976,302

Aixtron AG (L)	11,754	290,519

BASF SE	14,406	754,143

Bayerische Motoren Werke (BMW) AG	14,329	750,934

Beiersdorf AG	4,055	215,857

Daimler AG (I)	22,505	1,090,765

HeidelbergCement AG	4,572	182,830

Henkel AG & Company, KGaA	3,535	141,896

Infineon Technologies AG (I)	114,324	630,818

Lanxess AG	11,207	489,278

MAN AG	2,209	189,653

SAP AG	60,156	2,617,037

Software AG	1,774	184,876

Stada Arzneimittel AG	7,447	226,818

Suedzucker AG	3,083	56,011

Symrise AG	6,284	154,867

Greece 0.43%		827,561

Alpha Bank A.E. (I)	26,068	167,911

EFG Eurobank Ergasias SA (I)	14,671	95,196

National Bank of Greece SA (I)	19,017	241,254

OPAP SA	21,369	323,200

Hong Kong 1.73%		3,326,660

BOC Hong Kong Holdings, Ltd.	43,500	114,768

CLP Holdings, Ltd.	110,500	843,808

Esprit Holdings, Ltd.	56,563	319,659

Hang Seng Bank, Ltd.	31,700	435,694

Hong Kong & China Gas Company, Ltd.	253,550	612,817

Hong Kong Electric Holdings, Ltd.	85,500	520,374

Hong Kong Exchanges & Clearing, Ltd.	16,000	252,045

Sun Hung Kai Properties, Ltd.	8,000	112,674

Swire Pacific, Ltd., Class A	9,500	114,821

Ireland 0.64%		1,233,653

CRH PLC	5,909	91,309

Experian PLC	12,892	122,973

Shire PLC	47,240	1,019,371

Italy 0.26%		507,180

Eni SpA	6,161	121,763

Saipem SpA	11,068	385,417

Japan 19.38%		37,257,929

Asahi Glass Company, Ltd.	52,000	505,938

Astellas Pharma, Inc.	20,900	721,011

Canon, Inc.	43,100	1,761,257

Central Japan Railway Company, Ltd.	23	185,971

Chugai Pharmaceutical Company, Ltd.	18,300	311,738

CyberAgent, Inc.	82	131,182

Daiichi Sankyo Company, Ltd.	11,100	221,305

Daito Trust Construction Company, Ltd.	9,600	550,621

Dena Company, Ltd.	11,900	355,964

See notes to financial statements	Semiannual report | International Growth Fund	13

	Shares	Value
Japan (continued)

Disco Corp.	2,500	$124,471

Eisai Company, Ltd.	13,000	468,202

Elpida Memory, Inc. (I)(L)	18,900	228,304

FamilyMart Company, Ltd.	3,800	137,349

Fanuc, Ltd.	20,500	2,210,015

Fast Retailing Company, Ltd.	6,100	844,195

Fuji Heavy Industries, Ltd. (I)	44,000	246,548

Fujitsu, Ltd.	24,000	166,185

Gree, Inc. (L)	1,700	125,017

Hirose Electric Company, Ltd.	2,700	261,580

Hisamitsu Pharmaceutical Company, Inc.	7,900	325,964

Hitachi Construction Machinery Company, Ltd.	9,200	183,543

Hitachi, Ltd. (I)	63,000	255,109

Honda Motor Company, Ltd.	44,900	1,480,053

Hoya Corp.	25,900	570,547

Inpex Corp.	42	190,071

Itochu Corp.	29,800	242,620

Japan Tobacco, Inc.	36	111,660

Kao Corp.	46,000	1,067,393

KDDI Corp.	64	308,027

Keyence Corp.	3,200	662,752

Kintetsu Corp. (L)	51,000	170,430

Koito Manufacturing Company, Ltd.	8,000	110,131

Komatsu, Ltd.	40,100	817,214

Kurita Water Industries, Ltd.	5,300	139,558

Lawson, Inc.	6,100	277,882

Makita Corp.	7,500	212,785

Marubeni Corp.	43,000	221,036

Mitsubishi Chemical Holdings Corp.	52,500	248,091

Mitsubishi Corp.	35,100	754,872

Mitsubishi Electric Corp.	74,000	592,533

Mitsui & Company, Ltd.	9,000	117,612

Mitsui O.S.K. Lines, Ltd.	61,000	384,819

Mizuho Financial Group, Inc.	150,200	230,075

Murata Manufacturing Company, Ltd.	10,100	479,370

NHK Spring Company, Ltd.	19,000	157,280

Nidec Corp.	11,900	1,049,904

Nikon Corp.	9,000	150,483

Nintendo Company, Ltd.	4,400	1,220,994

Nippon Electric Glass Company, Ltd.	34,000	379,512

Nippon Yusen Kabushiki Kaisha	39,000	150,009

Nissan Motor Company, Ltd. (I)	82,100	625,422

Nitori Company, Ltd.	5,800	505,293

Nitto Denko Corp.	13,500	434,692

Nomura Research Institute, Ltd.	8,300	160,999

NSK, Ltd.	42,000	251,122

NTT Data Corp.	37	115,441

NTT DoCoMo, Inc.	554	935,165

14	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value

Japan (continued)

Odakyu Electric Railway Company, Ltd.	42,000	$387,523

Olympus Corp.	9,000	214,251

Ono Pharmaceutical Company, Ltd.	2,200	96,564

Oriental Land Company, Ltd.	2,500	221,554

ORIX Corp.	2,390	179,341

Rakuten, Inc.	259	196,297

Resona Holdings, Inc. (L)	12,700	125,535

Ricoh Company, Ltd.	11,000	140,517

SANKYO Company, Ltd.	2,600	131,378

Santen Pharmaceutical Company, Ltd.	6,500	232,750

Secom Company, Ltd.	8,200	357,634

Seven & I Holdings Company, Ltd.	13,600	310,225

Shimamura Company, Ltd.	1,600	145,938

Shin-Etsu Chemical Company, Ltd.	13,300	614,042

Shionogi & Company, Ltd.	12,600	219,436

Shiseido Company, Ltd.	18,000	403,742

SMC Corp.	3,400	418,155

Softbank Corp.	23,900	684,472

Sony Corp.	10,600	296,682

Stanley Electric Company, Ltd.	12,400	190,827

Sumitomo Heavy Industries, Ltd.	22,000	101,535

Sysmex Corp.	3,200	202,690

Taiyo Nippon Sanso Corp.	5,000	39,492

Takeda Pharmaceutical Company, Ltd.	37,200	1,707,165

TDK Corp.	2,100	109,974

Terumo Corp.	18,300	903,784

THK Company, Ltd.	6,700	110,068

Tokyo Electron, Ltd.	5,600	264,005

Toshiba Corp. (I)	134,000	632,471

Toyota Boshoku Corp.	7,900	114,632

Trend Micro, Inc.	7,300	197,496

Tsumura & Company, Ltd.	6,200	193,179

Unicharm Corp.	4,800	584,866

Yahoo! Japan Corp.	1,116	401,132

Yamada Denki Company, Ltd.	4,520	281,261

Luxembourg 0.45%		873,647

Millicom International Cellular SA	3,948	360,817

Oriflame Cosmetics SA	3,026	158,077

SES SA	8,103	185,714

Tenaris SA	10,033	169,039

Netherlands 4.23%		8,124,578

ASML Holding NV	27,792	690,555

Fugro NV	4,794	269,045

Heineken NV (L)	7,027	313,885

Koninklijke (Royal) KPN NV	61,895	895,804

Koninklijke Boskalis Westinster NV	5,049	187,519

Koninklijke Philips Electronics NV	107,085	2,989,054

Koninklijke Vopak NV	4,877	195,328

See notes to financial statements	Semiannual report | International Growth Fund	15

	Shares	Value

Netherlands (continued)

Randstad Holdings NV (I)	6,865	$254,300

Reed Elsevier NV	36,234	433,197

TNT NV	14,235	359,800

Unilever NV (L)	57,495	1,536,091

Norway 1.20%		2,298,999

Aker Solutions ASA	10,400	114,074

Marine Harvest (I)(L)	249,988	189,859

Norsk Hydro ASA (I)	45,200	214,426

Petroleum Geo-Services ASA (I)	23,400	209,234

Schibsted ASA	11,830	269,475

Statoil ASA	5,134	96,109

Telenor ASA	30,314	442,732

TGS Nopec Geophysical Company ASA	16,800	224,952

Yara International ASA	13,450	538,138

Portugal 0.14%		274,113

Jeronimo Martins SGPS SA	9,077	100,125

Portugal Telecom SGPS SA	14,867	173,988

Singapore 2.66%		5,111,249

Ezra Holdings, Ltd.	103,000	132,639

Genting Singapore PLC (I)	405,000	506,404

Golden Agri-Resources, Ltd.	664,000	275,125

Hyflux, Ltd.	55,000	122,314

Keppel Corp., Ltd.	53,000	349,589

Keppel Land, Ltd.	40,000	114,803

Midas Holdings, Ltd.	131,000	83,508

Olam International, Ltd.	62,000	121,993

Oversea-Chinese Banking Corp., Ltd.	17,000	108,639

SembCorp Marine, Ltd.	86,000	242,389

Singapore Airport Terminal Services, Ltd.	36,000	74,181

Singapore Exchange, Ltd.	79,000	439,246

Singapore Post, Ltd.	129,000	108,582

Singapore Press Holdings, Ltd.	176,000	530,598

Singapore Technologies Engineering, Ltd.	218,000	515,763

Singapore Telecommunications, Ltd.	407,000	926,636

SMRT Corp., Ltd.	59,000	89,627

StarHub, Ltd.	58,000	105,183

Wilmar International, Ltd.	57,000	264,030

Spain 1.31%		2,513,973

Banco Santander SA	27,248	318,461

Inditex SA	14,339	954,510

Telefonica SA	56,256	1,241,002

Sweden 5.25%		10,086,376

Alfa Laval AB	24,884	362,122

Assa Abloy AB, Series B	24,111	479,096

Atlas Copco AB, Series A	59,482	900,864

Atlas Copco AB, Series B	31,481	430,416

Boliden AB	33,199	373,536

16	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value

Sweden (continued)

Electrolux AB, Series B	20,554	$395,057

Elekta AB, Series B, Series B	12,312	353,763

Ericsson (LM), Series B	18,103	175,159

Getinge AB, Series B	11,029	221,071

Hennes & Mauritz AB, B Shares	70,899	2,307,636

Hexagon AB	15,807	257,198

Investor AB, B Shares	4,304	74,299

Kinnevik Investment AB	13,798	250,697

Lundin Petroleum AB	22,874	126,681

Modern Times Group AB, B Shares	7,299	418,523

Sandvik AB	36,827	434,751

Scania AB, Series B	41,961	772,247

Skandinaviska Enskilda Banken AB, Series A	13,945	86,491

SKF AB, B Shares	33,974	608,097

Swedish Match AB	19,019	437,509

Tele2 AB, Series B	19,071	342,424

Volvo AB, Series B (I)	24,145	278,739

Switzerland 11.84%		22,767,843

Actelion, Ltd. (I)	5,176	221,697

Clariant AG (I)	23,762	304,500

Compagnie Financiere Richemont SA, BR Shares	33,881	1,312,775

Geberit AG	2,802	450,585

Holcim, Ltd.	3,813	228,464

Kuehne & Nagel International AG	2,062	214,768

Nestle SA	128,895	6,666,117

Nobel Biocare Holding AG	7,730	121,078

Novartis AG	94,404	4,951,653

Roche Holdings AG	36,935	5,017,220

Schindler Holding AG	3,094	307,677

SGS SA	386	557,770

Sika AG	168	294,594

Sonova Holding AG	4,982	636,742

Swisscom AG	674	261,789

Synthes AG	4,504	496,575

The Swatch Group AG, BR Shares	2,258	723,839

United Kingdom 22.79%		43,809,702

Acergy SA	21,800	332,065

Admiral Group PLC	22,904	534,623

Aggreko PLC	33,337	726,161

Anglo American PLC (I)	44,753	1,600,015

ARM Holdings PLC	77,698	432,735

Associated British Foods PLC (I)	15,547	251,706

AstraZeneca PLC	39,880	1,970,702

Babcock International Group PLC	17,470	135,050

Barclays PLC	18,694	85,919

BG Group PLC	32,326	520,766

BHP Billiton PLC	33,351	933,199

British American Tobacco PLC	84,436	2,871,298

See notes to financial statements	Semiannual report | International Growth Fund	17

	Shares	Value

United Kingdom (continued)

British Sky Broadcasting Group PLC	57,360	$621,449

BT Group PLC	61,565	125,386

Bunzl PLC	16,073	174,887

Burberry Group PLC	61,927	805,202

Capita Group PLC	40,873	440,947

Carnival PLC	10,291	333,158

Centrica PLC	45,919	229,252

Cobham PLC	85,258	273,495

Compass Group PLC (I)	16,263	132,765

Croda International PLC	11,136	217,786

Diageo PLC	129,045	2,097,321

Drax Group PLC	13,172	79,918

Eurasian Natural Resources Corp.	32,151	416,470

GlaxoSmithKline PLC	441,760	8,277,462

HSBC Holdings PLC	53,403	526,142

IG Group Holdings PLC	26,411	211,434

Informa PLC	16,888	99,089

Inmarsat PLC	27,790	284,546

Intertek Group PLC	15,146	390,215

ITV PLC (I)	166,557	142,638

Kazakhmys PLC	21,123	371,465

Lloyds Banking Group PLC (I)	153,534	163,942

Man Group PLC	38,615	122,712

Next PLC	14,547	440,508

Petrofac, Ltd.	18,340	392,766

Petropavlovsk PLC	9,294	151,090

Randgold Resources, Ltd.	2,713	251,488

Reckitt Benckiser Group PLC	41,927	2,099,752

Reed Elsevier PLC	71,603	575,826

Rio Tinto PLC	92,991	4,691,517

Rolls-Royce Group PLC (I)	47,868	405,752

Royal Dutch Shell PLC, A Shares	12,777	338,746

Royal Dutch Shell PLC, B Shares	12,244	312,060

SABMiller PLC	46,237	1,318,211

Sage Group PLC	31,053	116,723

Serco Group PLC	24,578	219,509

Smith & Nephew PLC	62,908	523,199

Smiths Group PLC	18,782	330,077

Standard Chartered PLC	51,516	1,374,516

Subsea 7, Inc. (I)	12,600	199,037

Tesco PLC	32,136	200,684

The Weir Group PLC	18,653	343,731

Tullow Oil PLC	10,433	194,274

Unilever PLC	10,481	276,994

Vedanta Resources PLC	10,057	289,838

Vodafone Group PLC	354,167	855,359

Wolseley PLC (I)	3,332	63,991

Xstrata PLC	58,442	912,134

18	International Growth Fund | Semiannual report	See notes to financial statements

			Shares	Value

Preferred Stocks 0.34%				$653,467

(Cost $665,953)

Germany 0.34%				653,467

Henkel AG & Company KGaA (N)			5,684	265,907

ProSiebenSat.1 Media AG (N)			10,663	190,767

Volkswagen AG (N)			1,983	196,793
		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 5.61%				$10,782,826

(Cost $10,778,335)

U.S. Government 1.88%				3,615,765

U.S. Treasury Bills	0.2288%	09-16-10	$3,616,000	3,615,765

			Shares	Value

Short-Term Securities 2.86%				5,504,371

State Street Institutional Investment
Treasury Money Market Fund	0.0344% (Y)		5,504,371	5,504,371

Securities Lending Collateral 0.87%				1,662,690

John Hancock Collateral Investment Trust (W)	0.3330% (Y)		166,101	1,662,690

Total investments (Cost $188,816,365)† 99.46%				$191,207,879

Other assets and liabilities, net 0.54%				$1,030,948

Total net assets 100.00%				$192,238,827

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(N) Variable rate preferred stock.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $189,715,964. Net unrealized appreciation aggregated $1,491,915, of which $11,868,106 related to appreciated investment securities and $10,376,191 related to depreciated investment securities.

See notes to financial statements	Semiannual report | International Growth Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $187,154,310) including
$1,574,702 of securities loaned (Note 2)	$189,545,189
Investments in affiliated issuers, at value (Cost $1,662,055) (Note 2)	1,662,690

Total investments, at value (Cost $188,816,365)	191,207,879
Foreign currency, at value (Cost $157,822)	157,680
Cash held at broker for futures contracts	1,121,640
Receivable for forward foreign currency exchange contracts (Note 3)	219,701
Receivable for fund shares sold	873,183
Dividends and interest receivable	607,386
Receivable for securities lending income	3,134
Receivable for futures variation margin	18,417
Other receivables and prepaid assets	27,553

Total assets	194,236,573

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	164,486
Payable for fund shares repurchased	61,352
Payable upon return of securities loaned (Note 2)	1,664,044
Payable to affiliates
Accounting and legal services fees	3,310
Transfer agent fees	11,191
Trustees’ fees	1,783
Other liabilities and accrued expenses	91,580

Total liabilities	1,997,746

Net assets

Capital paid-in	$200,378,111
Undistributed net investment income	1,521,020
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(12,069,860)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	2,409,556

Net assets	$192,238,827

20	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($27,772,752 ÷ 1,621,362 shares)	$17.13
Class B ($483,669 ÷ 28,358 shares)[1]	$17.06
Class C ($864,715 ÷ 50,754 shares)[1]	$17.04
Class I ($153,555,872 ÷ 8,924,950 shares)	$17.21
Class 1 ($5,428,116 ÷ 315,786 shares)	$17.19
Class NAV ($4,133,703 ÷ 240,988 shares)	$17.15

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,252,272
Securities lending	86,490
Interest	252
Less foreign taxes withheld	(289,945)

Total investment income	3,049,069

Expenses

Investment management fees (Note 5)	830,283
Distribution and service fees (Note 5)	46,787
Accounting and legal services fees (Note 5)	11,440
Transfer agent fees (Note 5)	53,568
Trustees’ fees (Note 5)	7,696
State registration fees (Note 5)	16,104
Printing and postage fees (Note 5)	3,741
Professional fees	35,489
Custodian fees	91,959
Registration and filing fees	10,333
Other	5,857

Total expenses	1,113,257
Less expense reductions (Note 5)	(8,584)

Net expenses	1,104,673

Net investment income	1,944,396

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,196,230)
Investments in affiliated issuers	(2,265)
Futures contracts (Note 3)	316,100
Foreign currency transactions	(42,070)
(924,465)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,530,382)
Investments in affiliated issuers	425
Futures contracts (Note 3)	(54,838)
Translation of assets and liabilities in foreign currencies	2,466
(3,582,329)
Net realized and unrealized loss	(4,506,794)

Decrease in net assets from operations	($2,562,398)

22	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month period	Year
	ended 8-31-10	ended
	(unaudited)	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$1,944,396	$935,458
Net realized loss	(924,465)	(3,844,492)
Change in net unrealized appreciation (depreciation)	(3,582,329)	25,186,082

Increase (decrease) in net assets resulting from operations	(2,562,398)	22,277,048

Distributions to shareholders
From net investment income
Class A	—	(118,341)
Class I	—	(1,187,527)
Class 1	—	(48,594)
Class NAV	—	(45,290)

Total distributions	—	(1,399,752)

From Fund share transactions (Note 6)	27,800,347	103,903,777

Total increase	25,237,949	124,781,073

Net assets

Beginning of period	167,000,878	42,219,805

End of period	$192,238,827	$167,000,878

Undistributed (distributions in excess of) net investment income	$1,521,020	($423,376)

See notes to financial statements	Semiannual report | International Growth Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.36	$12.46	$22.86	$23.94	$20.00
Net investment income (loss)[3]	0.15	0.14	0.31	0.26	(0.01)
Net realized and unrealized gain (loss) on investments	(0.38)	4.86	(10.31)	0.53	4.44
Total from investment operations	(0.23)	5.00	(10.00)	0.79	4.43
Less distributions
From net investment income	—	(0.10)	(0.40)	(0.18)	(0.09)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.10)	(0.40)	(1.87)	(0.49)
Net asset value, end of period	$17.13	$17.36	$12.46	$22.86	$23.94
Total return (%)[4,9]	(1.32)[6]	40.07[5]	(44.00)[5]	2.85[5]	22.18[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$23	$13	$26	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59[7]	1.68[8]	1.94	2.21	2.28[7]
Expenses net of fee waivers	1.59[7]	1.64[8]	1.62	1.56	1.66[7]
Expenses net of fee waivers and credits	1.59[7]	1.63[8]	1.62	1.56	1.66[7]
Net investment income (loss)	1.71[7]	0.86	1.59	1.02	(0.06)[7]
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class A shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Does not reflect the effect of sales charges, if any.

24	International Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.36	$12.48	$22.81	$23.91	$20.00
Net investment income (loss)[3]	0.09	0.05	0.15	(0.01)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.39)	4.83	(10.25)	0.60	4.48
Total from investment operations	(0.30)	4.88	(10.10)	0.59	4.32
Less distributions
From net investment income	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$17.06	$17.36	$12.48	$22.81	$23.91
Total return (%)[4,5,10]	(1.73)[6]	39.10	(44.43)	2.03	21.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.08[8]	4.83[9]	4.68	4.62	10.94[8]
Expenses net of fee waivers	2.40[8]	2.44[9]	2.65	2.41	2.39[8]
Expenses net of fee waivers and credits	2.40[8]	2.40[9]	2.40	2.40	2.39[8]
Net investment income (loss)	1.06[8]	0.29	0.80	(0.03)	(0.94)[8]
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Does not reflect the effect of sales charges, if any.

CLASS C SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$17.34	$12.47	$22.79	$23.90	$20.00
Net investment income (loss)3	0.08	(0.01)	0.20	0.05	(0.16)
Net realized and unrealized gain (loss) on investments	(0.38)	4.88	(10.29)	0.53	4.47
Total from investment operations	(0.30)	4.87	(10.09)	0.58	4.31
Less distributions
From net investment income	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$17.04	$17.34	$12.47	$22.79	$23.90
Total return (%)4,5,9	(1.73)6	39.05	(44.43)	1.99	21.596

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.257	3.958	3.81	3.73	6.717
Expenses net of fee waivers	2.407	2.418	2.42	2.40	2.397
Expenses net of fee waivers and credits	2.407	2.408	2.40	2.40	2.397
Net investment income (loss)	0.967	(0.06)	1.03	0.21	(0.98)7
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Does not reflect the effect of sales charges, if any.

See notes to financial statements	Semiannual report | International Growth Fund	25

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.40	$12.48	$22.90	$23.97	$20.00
Net investment income[3]	0.19	0.14	0.18	0.36	0.07
Net realized and unrealized gain (loss) on investments	(0.38)	4.95	(10.12)	0.54	4.45
Total from investment operations	(0.19)	5.09	(9.94)	0.90	4.52
Less distributions
From net investment income	—	(0.17)	(0.48)	(0.28)	(0.15)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.17)	(0.48)	(1.97)	(0.55)
Net asset value, end of period	$17.21	$17.40	$12.48	$22.90	$23.97
Total return (%)[4]	(1.09)[6]	40.76[5]	(43.74)[5]	3.27[5]	22.60[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$154	$134	$23	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[8]	1.23[9]	1.67	5.07	17.20[8]
Expenses net of fee waivers	1.14[8]	1.21[9]	1.20	1.20	1.19[8]
Expenses net of fee waivers and credits	1.14[8]	1.21[9]	1.20	1.20	1.19[8]
Net investment income	2.20[8]	0.84	1.16	1.43	0.42[8]
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

CLASS 1 SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.38	$12.47	$22.89	$23.97	$20.00
Net investment income[3]	0.19	0.20	0.36	0.29	0.07
Net realized and unrealized gain (loss) on investments	(0.38)	4.89	(10.29)	0.61	4.45
Total from investment operations	(0.19)	5.09	(9.93)	0.90	4.52
Less distributions
From net investment income	—	(0.18)	(0.49)	(0.29)	(0.15)
From net realized gain	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.18)	(0.49)	(1.98)	(0.55)
Net asset value, end of period	$17.19	$17.38	$12.47	$22.89	$23.97
Total return (%)[4]	(1.09)[6]	40.73[5]	(43.72)[5]	3.28[5]	22.63[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[7]	1.24[8]	1.51	1.83	2.00[7]
Expenses net of fee waivers	1.13[7]	1.19[8]	1.15	1.15	1.15[7]
Expenses net of all fee waivers and credits	1.13[7]	1.19[8]	1.15	1.15	1.15[7]
Net investment income	2.20[7]	1.23	1.94	1.14	0.41[7]
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class 1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

26	International Growth Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$17.34	$12.44	$22.84	$23.92	$23.73
Net investment income[3]	0.21	0.22	0.41	0.33	0.01
Net realized and unrealized gain (loss) on investments	(0.40)	4.87	(10.31)	0.59	0.18
Total from investment operations	(0.19)	5.09	(9.90)	0.92	0.19
Less distributions
From net investment income	—	(0.19)	(0.50)	(0.31)	—
From net realized gain	—	—	—	(1.69)	—
Total distributions	—	(0.19)	(0.50)	(2.00)	—
Net asset value, end of period	$17.15	$17.34	$12.44	$22.84	$23.92
Total return (%)[4]	(1.10)[6]	40.81[5]	(43.69)[5]	3.34[5]	0.80[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[7]	1.17[8]	1.41	1.77	2.75[7]
Expenses net of fee waivers	1.08[7]	1.13[8]	1.10	1.10	1.13[7]
Expenses net of fee waivers and credits	1.08[7]	1.13[8]	1.10	1.10	1.13[7]
Net investment income	2.33[7]	1.38	2.11	1.33	0.14[7]
Portfolio turnover (%)	20	37	59	97	41

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class NAV shares is 12-27-06.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Growth Fund	27

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, print and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R1 shares converted to Class A shares on August 21, 2009.

Affiliates of the Fund owned 51% of shares of beneficial interest of Class A and Class NAV on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	International Growth Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$8,644,236	—	$8,644,236	—
Austria	433,850	—	433,850	—
Belgium	2,419,114	—	2,419,114	—
Bermuda	749,675	—	749,675	—
Canada	5,061,418	$5,061,418	—	—
Denmark	6,232,632	—	6,232,632	—
Finland	853,190	—	853,190	—
France	8,387,706	—	8,387,706	—
Germany	7,976,302	—	7,976,302	—
Greece	827,561	—	827,561	—
Hong Kong	3,326,660	—	3,326,660	—
Ireland	1,233,653	—	1,233,653	—
Italy	507,180	—	507,180	—
Japan	37,257,929	—	37,257,929	—
Luxembourg	873,647	—	873,647	—
Netherlands	8,124,578	—	8,124,578	—
Norway	2,298,999	—	2,298,999	—
Portugal	274,113	—	274,113	—
Singapore	5,111,249	—	5,111,249	—
Spain	2,513,973	—	2,513,973	—
Sweden	10,086,376	—	10,086,376	—
Switzerland	22,767,843	—	22,767,843	—
United Kingdom	43,809,702	—	43,809,702	—
Preferred Stocks
Germany	653,467	—	653,467	—
Short-Term Investments	10,782,826	7,167,061	3,615,765	—

Total Investments in
Securities	$191,207,879	$12,228,479	$178,979,400	—
Other Financial
Instruments
Futures	(40,166)	(40,166)	—	—
Forward Foreign Currency
Contracts	55,215	—	55,215	—
Totals	$191,22,928	$12,188,313	$179,034,615	—

During the six months ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock

Semiannual report | International Growth Fund	29

Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized

30	International Growth Fund | Semiannual report

payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,274,841 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $4,155,616 and February 28, 2018 — $6,119,225.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions.

Semiannual report | International Growth Fund	31

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts and forward foreign currency contracts in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2010, the Fund used futures contracts to enhance potential gain, maintain diversification and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at August 31, 2010. The range of futures contracts absolute notional amounts held by the Fund during six months ended August 31, 2010 was $12.3 million to $15.7 million.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

FTSE 100 Index	65	Long	Sept 2010	$4,997,794	$47,596
Futures
DAX Index Futures	10	Long	Sept 2010	1,926,663	(57,335)
OMX 30 Index	9	Long	Sept 2010	128,804	(4,240)
Futures
MSCI EAFE E-Mini	21	Long	Sept 2010	1,523,277	(30,177)
Index Futures
CAC 40 Index Futures	10	Long	Sept 2010	467,539	(18,325)
SGX MSCI Singapore	37	Long	Sept 2010	1,858,764	34,195
Index Futures
ASX SPI 200 Index	14	Short	Sept 2010	1,381,291	57,112
Futures
S&P TSE 60 Index	26	Short	Sept 2010	3,415,652	(68,992)
Futures
Total					($40,166)

32	International Growth Fund | Semiannual report

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended August 31, 2010, the Fund used forward foreign currency contracts to enhance potential gain, manage against anticipated currency exchange rates, maintain diversification and liquidity, and adjust exposure to foreign currencies. The following table summarizes the contracts held at August 31, 2010. The range of forward foreign currency contracts absolute notional amounts held by the Fund during six months ended August 31, 2010 was $24.2 million to $27.2 million.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
EUR	540,433	$694,056	Bank of America N.A.	10-22-10	($9,245)
EUR	945,132	1,215,137	Deutsche Bank AG	10-22-10	(17,510)
EUR	664,614	853,086	Royal Bank of Scotland	10-22-10	(10,918)
			PLC
GBP	881,417	1,381,004	Bank of America N.A.	10-22-10	(29,682)
GBP	672,268	1,052,624	Brown Brothers	10-22-10	(21,953)
			Harriman & Company
GBP	1,553,874	2,429,263	JPMorgan Chase Bank	10-22-10	(46,981)
JPY	322,142,600	3,775,079	Deutsche Bank AG	10-22-10	61,619
JPY	73,531,690	862,067	JPMorgan Chase Bank	10-22-10	13,691
SEK	6,901,911	935,193	Deutsche Bank AG	10-22-10	(2,171)
SEK	8,715,007	1,177,649	JPMorgan Chase Bank	10-22-10	473
Total		$14,375,158			($62,677)

Sells
AUD	563,826	$501,324	Mellon Bank NA	10-22-10	$2,662
AUD	575,439	511,865	Barclays Bank PLC	10-22-10	2,932
CAD	4,246,070	4,057,889	Bank of America N.A.	10-22-10	79,110
CHF	76,771	73,870	Bank of America N.A.	10-22-10	(1,783)
CHF	76,771	74,083	JPMorgan Chase Bank	10-22-10	(1,571)
CHF	153,541	147,877	Barclays Bank PLC	10-22-10	(3,428)
CHF	617,573	595,366	Brown Brothers	10-22-10	(13,215)
			Harriman & Company
HKD	3,116,000	401,097	Mellon Bank NA	10-22-10	360
NOK	3,159,277	511,767	Royal Bank of Scotland	10-22-10	12,200
			PLC
NOK	3,159,277	512,429	Barclays Bank PLC	10-22-10	12,862
NOK	9,556,145	1,544,877	Brown Brothers	10-22-10	33,792
			Harriman & Company
SGD	1,868,078	1,372,124	Brown Brothers	10-22-10	(6,029)
			Harriman & Company
Total		$10,304,568			$117,892

Semiannual report | International Growth Fund	33

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES FAIR
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	VALUE

Equity Contracts	Receivable for	Futures†	$138,903	($179,069)
	futures
Foreign Exchange	Receivable/Payable	Forward foreign	219,701	(164,486)
Contracts	for forward foreign	currency
	currency exchange	contracts
	contracts
Total			$358,604	($343,555)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity Contracts	Net realized gain	$316,100	—	$316,100
	(loss) on
Foreign Exchange	Net realized gain	—	($9,815)	(9,815)
Contracts	(loss on)
Total		$316,100	($9,815)	$306,285

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2010:

34	International Growth Fund | Semiannual report

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity Contracts	Change in	($54,838)	—	($54,838)
	unrealized
	appreciation
	(depreciation) of
Foreign Exchange	Change in	—	($249,238)	(249,238)
Contracts	unrealized
	appreciation
	(depreciation) of
Totals		($54,838)	($249,238)	($304,076)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000; and (f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.91% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.70%, 2.40%, 2.40%, 1.24 and 1.20% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary

Semiannual report | International Growth Fund	35

course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.70%, 2.40%, 2.40%, 1.22%, 1.20% and 1.15% for Class A, Class B, Class C, Class I, Class 1 and Class NAV shares, respectively.

Accordingly, these expense reductions amounted to $4,609 and $3,975 for Class B and Class C shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,556 for the six months ended August 31, 2010. Of this amount, $1,533 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,004 was paid as sales commissions to broker-dealers and $19 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $786 and $2 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class 1 and Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

36	International Growth Fund | Semiannual report

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$38,087	$20,450	$4,120	$1,067
Class B	2,747	1,469	3,914	101
Class C	4,661	1,397	3,914	140
Class I	—	30,252	4,156	2,572
Class 1	1,292	—	—	(139)
Total	$46,787	$53,568	$16,104	$3,741

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	423,940	$7,382,101	368,180	$6,341,223
Exchanged from Class R1	—	—	7,263	121,989
Distributions reinvested	—	—	6,431	116,714
Repurchased	(104,505)	(1,882,827)	(105,391)	(1,656,573)

Net increase	319,435	$5,499,274	276,483	$4,923,353

Class B shares

Sold	6,482	$113,197	11,882	$200,465
Repurchased	(10,685)	(184,955)	(20,091)	(318,226)

Net decrease	(4,203)	($71,758)	(8,209)	($117,761)

Semiannual report | International Growth Fund	37

	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class C shares

Sold	7,429	$131,722	43,030	$684,156
Repurchased	(7,723)	(133,707)	(40,666)	(591,385)

Net increase (decrease)	(294)	($1,985)	2,364	$92,771

Class I shares

Sold	1,930,790	$33,921,938	6,511,940	$108,774,330
Distributions reinvested	—	—	499	9,073
Repurchased	(687,502)	(11,929,118)	(638,236)	(10,431,836)

Net increase	1,243,288	$21,992,820	5,874,203	$98,351,567

Class R1 shares

Sold	—	—	1,969	$26,066
Exchanged from Class A	—	—	(7,270)	(121,989)
Repurchased	—	—	(897)	(12,532)

Net decrease	—	—	(6,198)	($108,455)

Class 1 shares

Sold	88,698	$1,570,059	155,089	$2,534,636
Distributions reinvested	—	—	2,674	48,594
Repurchased	(49,222)	(870,402)	(84,600)	(1,398,184)

Net increase	39,476	$699,657	73,163	$1,185,046

Class NAV shares

Sold	20,697	$363,844	194,492	$2,950,895
Distributions reinvested	—	—	2,499	45,290
Repurchased	(40,066)	(681,505)	(191,058)	(3,418,929)

Net increase (decrease)	(19,369)	($317,661)	5,933	($422,744)

Net increase	1,578,333	$27,800,347	6,217,739	$103,903,777

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $61,471,520 and $34,002,287, respectively, for the six months ended August 31, 2010.

38	International Growth Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

Semiannual report | International Growth Fund	39

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by

40	International Growth Fund | Semiannual report

third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund underperformed its Peer Group median, Category median and the MSCI EAFE Growth Index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Growth Fund	21.08%	–5.40%	N/A	N/A
MSCI EAFE Growth Index	29.36%	–4.78%	N/A	N/A
Foreign Large Blend Category Median	30.85%	–5.61%	N/A	N/A
Morningstar 15(c) Peer Group Median	35.72%	–5.61%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered a presentation on the investment management style of the Subadviser and noted that the Subadviser manages with a quantitative bias towards quality stocks and a momentum style of investing. The Board noted that the Subadviser had historically managed these quantitative factors separately. The Board noted that these investment styles have struggled recently, and that the Subadviser has a history of staying consistent in its management style regardless of the market environment, and that such consistency can be rewarded in the right environment.

The Board noted that the Adviser and the Subadviser anticipated an improvement in performance once the markets begin to favor these investment styles again, and that the Subadviser has revised its process to consider its quantitative investment characteristics as a single discipline. It was finally noted that the Adviser will be closely monitoring the Subadviser’s performance. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Semiannual report | International Growth Fund	41

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.70% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 1.87% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was slightly higher than the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

42	International Growth Fund | Semiannual report

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | International Growth Fund	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	International Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	870SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Semiannual Report
8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

	1-year	5-year	10-year	inception Since 1	6-months	1-year	5-year	10-year	inception Since 1

Class A	–2.60	—	—	–7.76	–5.85	–2.60	—	—	–25.67

Class B	–3.24	—	—	–7.79	–6.25	–3.24	—	—	–25.76

Class C	0.76	—	—	–7.11	–2.30	0.76	—	—	–23.74

Class I2	2.94	—	—	–6.05	–0.73	2.94	—	—	–20.48

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.68%, Class B — 2.38%, Class C — 2.38% and Class I — 1.22%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.16%, Class B — 3.78%, Class C — 3.06% and Class I — 5.32%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

6	International Allocation Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock International Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	12-29-06	$7,626	$7,424	$7,782

Class C2	12-29-06	7,626	7,626	7,782

Class I3	12-29-06	7,952	7,952	7,782

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C and Class I shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

Semiannual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other portfolio expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your portfolio’s actual ongoing operating expenses, and is based on your portfolio’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1,2]

Class A	$1,000.00	$991.20	$3.31

Class B	1,000.00	986.80	6.81

Class C	1,000.00	986.80	6.81

Class I	1,000.00	992.70	0.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your portfolio’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1,2]

Class A	$1,000.00	$1,021.90	$3.36

Class B	1,000.00	1,018.30	6.92

Class C	1,000.00	1,018.30	6.92

Class I	1,000.00	1,024.20	0.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, 1.36%, 1.36% and 0.19% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.93% to 1.12%.

Semiannual report | International Allocation Portfolio	9

Portfolio summary

1 As a percentage of net assets on 8-31-10.

10	International Allocation Portfolio | Semiannual report

Portfolio’s investments

Investment companies
Underlying Funds’ Investment Manager

Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, LLC	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.A.) Limited	(MFC Global U.S.A.)

As of 8-31-10 (unaudited)
	Shares	Value
Affiliated Funds 100.12%		$16,586,991

(Cost $16,144,983)
EQUITY (G) 100.12%		16,586,991
International Large Cap 74.63%

John Hancock Funds III
International Growth, Class NAV (GMO)	240,988	4,132,945

John Hancock Funds II
International Opportunities, Class NAV (Marsico)	344,624	4,121,708

International Value, Class NAV (Templeton)	326,435	4,109,811
Emerging Markets 12.99%

John Hancock Funds II
Emerging Markets Value, Class NAV (DFA)	198,866	2,151,734
International Small Cap 7.50%

John Hancock Funds II
International Small Company, Class NAV (DFA)	175,594	1,243,203
Other 5.00%

John Hancock Investment Trust III
Greater China Opportunities, Class NAV (MFC Global U.S.A.) (A)	46,338	827,590

Total investments (Cost $16,144,983)† 100.12%		$16,586,991

Other assets and liabilities, net (0.12%)		($20,156)

Total net assets 100.00%		$16,566,835

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $19,339,276. Net unrealized depreciation aggregated $2,752,285, of which $699,785 related to appreciated investment securities and $3,452,070 related to depreciated investment securities.

See notes to financial statements	Semiannual report | International Allocation Portfolio	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in affiliated funds, at value	$16,586,991

Total investments, at value (Cost $16,144,983)	16,586,991
Cash	25,148
Receivable for fund shares sold	25,297
Receivable due from adviser	1,142
Other receivables and prepaid assets	22,850

Total assets	16,661,428

Liabilities

Payable for investments purchased	14,337
Payable for fund shares repurchased	36,970
Payable to affiliates
Accounting and legal services fees	88
Transfer agent fees	3,068
Trustees’ fees	815
Other liabilities and accrued expenses	39,315

Total liabilities	94,593

Net assets

Capital paid-in	$33,008,786
Accumulated net investment loss	(81,096)
Accumulated net realized loss on investments	(16,802,863)
Net unrealized appreciation on investments	442,008

Net assets	$16,566,835

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value
Class A ($9,579,688 ÷ 1,417,480 shares)	$6.76
Class B ($1,660,329 ÷ 246,130 shares)[1]	$6.75
Class C ($5,069,417 ÷ 750,950 shares)[1]	$6.75
Class I ($257,401 ÷ 38,013 shares)	$6.77

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.12

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

12	International Allocation Portfolio | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Total investment income	—

Expenses

Investment management fees (Note 4)	$6,320
Distribution and service fees (Note 4)	49,292
Accounting and legal services fees (Note 4)	1,405
Transfer agent fees (Note 4)	23,108
Trustees’ fees (Note 4)	1,028
State registration fees (Note 4)	5,892
Printing and postage fees (Note 4)	5,936
Professional fees	21,625
Custodian fees	6,217
Registration and filing fees	5,294
Other	2,957

Total expenses	129,074
Less expense reductions (Note 4)	(48,386)

Net expenses	80,688

Net investment loss	(80,688)

Realized and unrealized gain (loss)

Net realized loss on
Investments in affiliated underlying funds	(1,125,203)
(1,125,203)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	1,000,717
1,000,717
Net realized and unrealized loss	(124,486)
Decrease in net assets from operations	($205,174)

See notes to financial statements	Semiannual report | International Allocation Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	For the
	six-month period	Year
	ended 8-31-10	ended
	(unaudited)	2-28-10

Increase (decrease) in net assets

From operations
Net investment income (loss)	($80,688)	$75,504
Net realized loss	(1,125,203)	(10,066,907)
Change in net unrealized appreciation (depreciation)	1,000,717	20,230,923

Increase (decrease) in net assets resulting from operations	(205,174)	10,239,520

Distributions to shareholders
From net investment income
Class A	—	(83,517)
Class B	—	(2,809)
Class C	—	(12,136)
Class I	—	(3,728)
From net realized gain
Class A	—	(2,419)
Class B	—	(300)
Class C	—	(1,298)
Class I	—	(72)

Total distributions	—	(106,279)

From Portfolio share transactions (Note 5)	(310,653)	(10,301,661)

Total decrease	(515,827)	(168,420)

Net assets

Beginning of period	17,082,662	17,251,082

End of period	$16,566,835	$17,082,662

Accumulated net investment loss	($81,096)	($408)

14	International Allocation Portfolio | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$6.82	$4.31	$9.48	$9.96	$10.00
Net investment income (loss)[3,4]	(0.02)	0.02	0.12	0.13	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.04)	2.55	(4.86)	(0.03)	(0.03)
Total from investment operations	(0.06)	2.57	(4.74)	0.10	(0.04)
Less distributions
From net investment income	—	(0.06)	(0.14)	(0.13)	—
From net realized gain	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	(0.06)	(0.43)	(0.58)	—
Net asset value, end of period	$6.76	$6.82	$4.31	$9.48	$9.96
Total return (%)[6,7,8]	(0.88)[9]	59.59	(50.67)	0.70	(0.40)[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$10	$13	$30	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[10,11]	1.06[11,12]	0.92[11]	1.11[11]	8.53[10]
Expenses net of fee waivers	0.66[10,11]	0.67[11,12]	0.61[11]	0.58[11]	0.60[10]
Expenses net of fee waivers and credits	0.66[10,11]	0.66[11,12]	0.61[11]	0.58[11]	0.60[10]
Net investment income (loss)[4]	(0.66)[9]	0.29	1.56	1.21	(0.60)[10]
Portfolio turnover (%)	16	41	23	23	3

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class A shares is 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than ($0.005) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Does not reflect the effect of sales charges, if any.

9 Not annualized.

10 Annualized.

11 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.93% to 1.12%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-10 and the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Portfolio.

12 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	15

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.05)	0.03	0.06	0.07	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.04)	2.51	(4.83)	(0.06)	(0.03)
Total from investment operations	(0.09)	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of period	$6.75	$6.84	$4.32	$9.46	$9.95
Total return (%)[6,7,8]	(1.32)[9]	58.73	(51.01)	(0.13)	(0.50)[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$2	—[10]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.09[11,12]	3.06[12,13]	3.03[12]	4.02[12]	28.58[11]
Expenses net of fee waivers	1.36[11,12]	1.44[12,13]	1.53[12]	1.34[12]	1.26[11]
Expenses net of fee waivers and credits	1.36[11,12]	1.37[12,13]	1.31[12]	1.33[12]	1.26[11]
Net investment income (loss)[4]	(1.36)[11]	0.48	0.80	0.70	(1.26)[11]
Portfolio turnover (%)	16	41	23	23	3

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class B shares is 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than ($0.005) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Does not reflect the effect of sales charges, if any.

9 Not annualized.

10 Less than $500,000.

11 Annualized.

12 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.93% to 1.12%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-10 and the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Portfolio.

13 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

16	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.05)	0.03	0.06	0.08	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.04)	2.51	(4.83)	(0.07)	(0.03)
Total from investment operations	(0.09)	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of period	$6.75	$6.84	$4.32	$9.46	$9.95
Total return (%)[6,7,8]	(1.32)[9]	58.73	(51.01)	(0.13)	(0.50)[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$3	$8	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[10,11]	2.11[11,12]	1.92[11]	2.31[11]	18.62[10]
Expenses net of fee waivers	1.36[10,11]	1.40[11,12]	1.31[11]	1.33[11]	1.27[10]
Expenses net of fee waivers and credits[10]	1.36[10,11]	1.37[11,12]	1.31[11]	1.33[11]	1.27[10]
Net investment income (loss)[4]	(1.36)[10]	0.44	0.76	0.79	(1.27)[10]
Portfolio turnover (%)	16	41	23	23	3

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class C shares is 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than ($0.005) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Does not reflect the effect of sales charges, if any.

9 Not annualized.

10 Annualized.

11 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.93% to 1.12%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-10 and the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Portfolio.

12 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	17

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$6.82	$4.30	$9.49	$9.97	$10.00
Net investment income[3,4]	(0.01)	0.09	0.11	0.16	—[5]
Net realized and unrealized gain (loss)
on investments	(0.04)	2.52	(4.84)	(0.03)	(0.03)
Total from investment operations	(0.05)	2.61	(4.73)	0.13	(0.03)
Less distributions
From net investment income	—	(0.09)	(0.17)	(0.16)	—
From net realized gain	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	(0.09)	(0.46)	(0.61)	—
Net asset value, end of period	$6.77	$6.82	$4.30	$9.49	$9.97
Total return (%)[6,7]	(0.73)[8]	60.62	(50.48)	1.02	(0.30)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	—[9]	—[9]	—[9]	$1	—[9]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[10,11]	4.68[11,12]	1.35[11]	7.17[11]	25.01[10]
Expenses net of fee waivers	0.19[10,11]	0.19[11,12]	0.16[11]	0.18[11]	0.17[10]
Expenses net of fee waivers and credits	0.19[10,11]	0.19[11,12]	0.16[11]	0.18[11]	0.17[10]
Net investment income (loss)[4]	(0.19)[10]	1.46	1.44	1.55	(0.17)[10]
Portfolio turnover (%)	16	41	23	23	3

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.

2 The inception date for Class I shares is 12-29-06.

3 Based on the average daily shares outstanding.

4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

5 Less than ($0.005) per share.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment (if applicable).

8 Not annualized.

9 Less than $500,000.

10 Annualized.

11 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.93% to 1.12%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-10 and the years ended 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds by the Portfolio.

12 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and other permitted investments.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Portfolio are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Portfolio uses the following valuation techniques. Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter

Semiannual report | International Allocation Portfolio	19

market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Portfolio had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolio had a capital loss carryforward of $8,833,465 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $1,965,278 and February 28, 2018 — $6,868,187.

As of February 28, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, at least annually.

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Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Portfolio’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management contract with the Adviser under which the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in investments other than JHF II and JHF III (Other Assets). The Portfolio pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited. The Portfolio is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.073% of the Portfolio’s average daily net assets, which includes a voluntary waiver by the Adviser of 0.035% of the Portfolio’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements were such that these

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expenses will not exceed 0.68%, 1.38%, 1.38% and 0.20% for Class A, Class B, Class C and Class I shares, respectively.

Effective May 1, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.16% of average daily net assets.

Accordingly, these expense reductions, described above, amounted to $26,706, $5,504, $13,465 and $2,711 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.02% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. The Portfolio may pay up to the following contractual rates of distribution under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

DISTRIBUTION FEE
CLASS	(12b–1)

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,464 for the six months ended August 31, 2010. Of this amount, $1,052 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,974 was paid as sales commissions to broker-dealers and $438 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $1,313 and $245 for Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

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• The Portfolio paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Portfolio paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$15,574	$13,317	$1,551	$3,982

Class B	7,571	2,595	1,386	362

Class C	26,147	6,766	1,386	1,350

Class I	—	430	1,569	242
Total	$49,292	$23,108	$5,892	$5,936

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	152,128	$1,063,373	522,788	$3,506,036
Distributions reinvested	—	—	10,629	75,571
Repurchased	(240,615)	(1,646,733)	(2,065,514)	(14,287,346)
Net decrease	(88,487)	($583,360)	(1,532,097)	($10,705,739)

Class B shares

Sold	83,235	$581,479	82,988	$561,962
Distributions reinvested	—	—	385	2,746
Repurchased	(26,142)	(183,784)	(49,422)	(311,321)
Net increase	57,093	$397,695	33,951	$253,387

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	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class C shares

Sold	127,514	$848,127	232,661	$1,591,552
Distributions reinvested	—	—	1,523	10,860
Repurchased	(138,233)	(934,689)	(225,150)	(1,384,944)
Net increase (decrease)	(10,719)	($86,562)	9,034	$217,468

Class I shares

Sold	8,919	$63,965	23,320	$141,232
Distributions reinvested	—	—	355	2,524
Repurchased	(15,219)	(102,391)	(33,711)	(210,533)
Net decrease	(6,300)	($38,426)	(10,036)	($66,777)

Net decrease	(48,413)	($310,653)	(1,499,148)	($10,301,661)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,692,129 and $3,112,807, respectively, for the six months ended August 31, 2010.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Allocation Portfolio (the Portfolio), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Portfolio’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Portfolio’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and MFC Global Investment Management (U.S.A.), Limited (the Subadviser) on behalf of the Portfolio. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Portfolio, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Portfolio and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Portfolio. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Portfolio receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Portfolio and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included (information independently compiled and prepared by Morningstar, Inc. (Morningstar) on fund fees and expenses, and the investment performance of the Portfolio. This Portfolio information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Portfolio review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Portfolio; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients;

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(c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Portfolio to the Adviser; and (e) sales and redemption data regarding the Portfolio’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Portfolio and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Portfolio and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Portfolio shares and other services. The Board reviewed services related to the valuation and pricing of portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Portfolio. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Portfolio. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Portfolio, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Portfolio. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Portfolio’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

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In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Portfolio, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Portfolio and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Portfolio performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Portfolio. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Portfolio as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Portfolio outperformed the Category and Peer Group median as well as its benchmark index for the recent one year period. Its three year performance continues to lag its comparison groups for a three year period (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Portfolio throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Allocation Portfolio	37.62%	–6.13%	N/A	N/A

MSCI EAFE Index (gross of dividends)	32.46%	–5.57%	N/A	N/A

Foreign Large Blend Category Median	35.46%	–3.47%	N/A	N/A

Morningstar 15(c) Peer Group Median	34.58%	–5.61%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board concluded that the Portfolio’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Portfolio’s contractual advisory fee rate payable by the Portfolio to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable

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by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Portfolio by the Adviser. The Board received and considered expense information regarding the Portfolio’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Portfolio’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Portfolio to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Portfolio. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and lower than the Peer Group median. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Portfolio’s Net Expense Ratio at 0.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, acquired fees of underlying funds, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Portfolio’s Gross Expense Ratio of 1.11% for the Portfolio’s Class A shares. The Board noted that the Portfolio’s Gross Expense Ratio was lower than the Peer Group median and higher than the Category medians. The Board also noted that the Portfolio’s Net Expense Ratio was lower than the Peer Group median and higher than the Category median. The Board favorably considered the impact of fee waivers towards ultimately lowering the Portfolio’s Gross Expense Ratio. The Board also received and considered information relating to the Portfolio’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Portfolio. The Board reviewed the Adviser’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Portfolio and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

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The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Portfolio as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Portfolio, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Portfolio for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | International Allocation Portfolio	29

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	MFC Global Investment
Stanley Martin*	Management (U.S.A.) Limited
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	International Allocation Portfolio | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	318SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Semiannual Report
8.31.10

A look at performance

For the period ended August 31, 2010

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	8-31-10	8-31-10

Class A	3.03	—	—	–4.36[2]	–3.48	3.03	—	—	–14.47[2]	3.05	3.05

Class B	2.61	—	—	–4.41[2]	–3.85	2.61	—	—	–14.61[2]	2.55	2.28

Class C	6.61	—	—	–3.64[2]	0.14	6.61	—	—	–12.18[2]	2.55	2.44

Class I3	8.97	—	—	–2.48[2]	1.73	8.97	—	—	–8.43[2]	3.69	3.69

Class NAV[3]	9.04	—	—	–3.97[4]	1.77	9.04	—	—	–9.05[4]	3.77	3.77

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25% and Class I — 1.09%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.66%, Class B — 3.33%, Class C — 2.56% and Class I — 1.12%. For Class NAV the net expenses equal the gross expenses and are as follows: Class NAV — 0.99%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

4 From 4-28-08.

6	Global Shareholder Yield Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	3-1-07	$8,782	$8,539	$7,996

Class C2	3-1-07	8,782	8,782	7,996

Class I3	3-1-07	9,157	9,157	7,996

Class NAV[3]	4-28-08	9,095	9,095	7,620

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The total return for this index is calculated reinvesting net dividends.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,016.50	$7.73

Class B	1,000.00	1,011.40	11.41

Class C	1,000.00	1,011.40	11.41

Class I	1,000.00	1,017.30	5.44

Class NAV	1,000.00	1,017.70	5.03

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-10	on 8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,017.50	$7.73

Class B	1,000.00	1,013.90	11.42

Class C	1,000.00	1,013.90	11.42

Class I	1,000.00	1,019.80	5.45

Class NAV	1,000.00	1,020.20	5.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.52%, 2.25%, 2.25%, 1.07% and 0.99% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 Holdings[1]

Nestle SA	2.0%	Diageo PLC	1.7%

Altria Group, Inc.	2.0%	CenturyLink, Inc.	1.7%

Anheuser-Busch InBev NV	1.9%	Imperial Tobacco Group PLC	1.6%

Philip Morris International, Inc.	1.9%	Lorillard, Inc.	1.6%

BCE, Inc.	1.9%	NiSource, Inc.	1.6%

Sector Composition[2,3]

Consumer Staples	18%	Energy	8%

Utilities	17%	Financials	7%

Telecommunication Services	15%	Health Care	7%

Consumer Discretionary	9%	Information Technology	6%

Industrials	9%	Materials	4%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value
Common Stocks 97.89%		$246,207,572

(Cost $230,782,927)

Australia 1.09%		2,733,754

BHP Billiton, Ltd., SADR	20,800	1,383,824

Westpac Banking Corp.	69,661	1,349,930

Belgium 2.55%		6,414,553

Anheuser-Busch InBev NV	92,020	4,780,411

Mobistar SA	29,188	1,634,142

Brazil 0.99%		2,491,300

CPFL Energia SA	107,900	2,491,300

Canada 4.37%		10,980,955

BCE, Inc.	151,700	4,747,249

Canadian Oil Sands Trust	52,900	1,244,181

Rogers Communications, Inc., Class B	70,900	2,460,739

Shaw Communications, Inc., Class B	123,300	2,528,786

Finland 0.51%		1,281,816

Fortum OYJ	55,800	1,281,816

France 5.77%		14,503,525

Air Liquide SA	12,940	1,340,862

France Telecom SA	138,100	2,799,785

SCOR SE	90,600	1,966,973

Total SA	39,000	1,816,020

Vinci SA	70,700	3,088,539

Vivendi SA	150,200	3,491,346

Germany 2.30%		5,788,908

BASF SE	39,900	2,088,734

E.ON AG	68,600	1,920,895

Muenchener Rueckversicherungs — Gesellschaft AG	14,000	1,779,279

Hong Kong 0.50%		1,267,604

China Mobile, Ltd., SADR	24,700	1,267,604

Italy 0.52%		1,319,242

Terna Rete Elettrica Nazionale SpA	328,600	1,319,242

Netherlands 1.11%		2,779,820

Royal Dutch Shell PLC, ADR	52,400	2,779,820

Norway 1.05%		2,648,601

Orkla ASA	165,700	1,381,777

StatoilHydro ASA, SADR	67,600	1,266,824

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	11

	Shares	Value
Philippines 0.52%		$1,296,830

Philippine Long Distance Telephone Company, SADR	24,051	1,296,830

Spain 1.20%		3,004,558

Telefonica SA	136,200	3,004,558

Sweden 0.84%		2,114,212

Assa Abloy AB, Series B	106,400	2,114,212

Switzerland 4.32%		10,871,070

Nestle SA	96,000	4,964,872

Roche Holdings AG	14,600	1,983,252

Swisscom AG	10,100	3,922,946

Taiwan 2.11%		5,303,191

High Tech Computer Corp.	135,650	2,480,841

Quanta Computer, Inc.	1,020,000	1,549,177

Taiwan Semiconductor Manufacturing Company, Ltd., SADR	135,300	1,273,173

United Kingdom 16.44%		41,360,777

AstraZeneca PLC, SADR	77,300	3,820,939

BAE Systems PLC	424,400	1,919,367

British American Tobacco PLC	37,200	1,265,009

Compass Group PLC	229,500	1,873,550

Diageo PLC, SADR	67,200	4,401,600

FirstGroup PLC	565,472	3,009,020

Imperial Tobacco Group PLC	149,800	4,137,147

Meggitt PLC	614,900	2,501,423

National Grid PLC	429,860	3,615,973

Next PLC	62,029	1,878,342

Pearson PLC	255,600	3,803,343

Scottish & Southern Energy PLC	131,100	2,303,424

United Utilities Group PLC	333,363	2,918,163

Vodafone Group PLC	1,620,400	3,913,477

United States 51.70%		130,046,856

Abbott Laboratories	34,300	1,692,362

Altria Group, Inc.	219,900	4,908,168

Arthur J. Gallagher & Company	156,400	3,886,540

AT&T, Inc.	117,500	3,176,025

Automatic Data Processing, Inc.	35,300	1,362,933

Bemis Company, Inc.	45,400	1,310,698

Bristol-Myers Squibb Company	126,600	3,301,728

CenturyLink, Inc.	120,000	4,339,200

Chevron Corp.	23,200	1,720,512

CMS Energy Corp.	112,200	1,963,500

Coca-Cola Enterprises, Inc.	62,700	1,784,442

Comcast Corp., Special Class A	152,700	2,453,889

ConocoPhillips	24,400	1,279,292

Diamond Offshore Drilling, Inc.	38,800	2,257,384

Duke Energy Corp.	163,000	2,801,970

12	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value
United States (continued)

E.I. Du Pont de Nemours & Company	82,200	$3,351,294

Emerson Electric Company	28,100	1,310,865

Entergy Corp.	16,500	1,300,860

Exxon Mobil Corp.	30,400	1,798,464

First Niagara Financial Group, Inc.	116,700	1,317,543

Genuine Parts Company	44,400	1,861,692

H.J. Heinz Company	27,300	1,262,352

Honeywell International, Inc.	49,700	1,942,773

Hudson City Bancorp, Inc.	119,200	1,373,780

Johnson & Johnson	64,700	3,689,194

Kellogg Company	35,800	1,778,544

Kimberly-Clark Corp.	51,800	3,335,920

Kinder Morgan Energy Partners LP	43,800	2,935,038

Lorillard, Inc.	53,000	4,028,530

McDonald’s Corp.	21,000	1,534,260

Merck & Company, Inc.	86,500	3,041,340

MetLife, Inc.	34,900	1,312,240

Microchip Technology, Inc.	115,500	3,198,195

Microsoft Corp.	132,300	3,106,404

Nicor, Inc.	44,600	1,886,134

NiSource, Inc.	230,200	3,991,668

NSTAR	37,800	1,437,533

NYSE Euronext	46,200	1,281,588

OGE Energy Corp.	32,700	1,276,935

Oracle Corp.	105,200	2,301,776

PepsiCo, Inc.	19,900	1,277,182

Philip Morris International, Inc.	92,500	4,758,200

Pitney Bowes, Inc.	132,100	2,541,604

Progress Energy, Inc.	31,200	1,338,792

Reynolds American, Inc.	27,300	1,488,942

SCANA Corp.	32,900	1,284,087

Southern Company	74,000	2,715,060

Spectra Energy Corp.	123,300	2,507,922

TECO Energy, Inc.	190,500	3,215,640

The Coca-Cola Company	23,200	1,297,344

The Travelers Companies, Inc.	26,000	1,273,480

Tupperware Brands Corp.	61,400	2,415,476

Vectren Corp.	79,500	1,950,930

Verizon Communications, Inc.	107,100	3,160,521

Waste Management, Inc.	55,900	1,849,731

WGL Holdings, Inc.	48,100	1,696,487

Windstream Corp.	119,800	1,381,893

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	13

	Shares	Value
Preferred Stocks 0.81%		$2,036,104

(Cost $1,913,653)

United States 0.81%		2,036,104

MetLife, Inc., Series B, 6.500%	82,400	2,036,104

Total investments (Cost $232,696,580)† 98.70%		$248,243,676

Other assets and liabilities, net 1.30%		$3,281,057

Total net assets 100.00%		$251,524,733

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $234,172,180. Net unrealized appreciation aggregated $14,071,496, of which $23,832,428 related to appreciated investment securities and $9,760,932 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 8-31-10:

Consumer Staples	18%
Utilities	17%
Telecommunication Services	15%
Consumer Discretionary	9%
Industrials	9%
Energy	8%
Financials	7%
Health Care	7%
Information Technology	6%
Materials	4%

14	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $232,696,580)	$248,243,676
Foreign currency, at value (Cost $260,948)	260,352
Receivable for investments sold	20,901,098
Receivable for fund shares sold	352,159
Dividends and interest receivable	1,277,845
Receivable due from adviser	678
Other receivables and prepaid assets	31,644

Total assets	271,067,452

Liabilities

Due to custodian	17,339,008
Payable for investments purchased	583,554
Payable for fund shares repurchased	1,515,596
Payable to affiliates
Accounting and legal services fees	1,171
Transfer agent fees	8,976
Trustees’ fees	3,737
Other liabilities and accrued expenses	90,677

Total liabilities	19,542,719

Net assets

Capital paid-in	$276,236,576
Undistributed net investment income	1,778,026
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(42,043,581)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	15,553,712

Net assets	$251,524,733

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($22,925,762 ÷ 2,831,821 shares)	$8.10
Class B ($1,298,558 ÷ 160,458 shares)[1]	$8.09
Class C ($3,875,441 ÷ 478,796 shares)[1]	$8.09
Class I ($80,254,752 ÷ 9,882,654 shares)	$8.12
Class NAV ($143,170,220 ÷ 17,633,539 shares)	$8.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.53

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,717,685
Interest	359
Less foreign taxes withheld	(517,319)

Total investment income	7,200,725

Expenses

Investment management fees (Note 4)	1,135,785
Distribution and service fees (Note 4)	61,444
Accounting and legal services fees (Note 4)	17,190
Transfer agent fees (Note 4)	53,745
Trustees’ fees (Note 4)	11,221
State registration fees (Note 4)	6,576
Printing and postage fees (Note 4)	17,796
Professional fees	39,286
Custodian fees	64,272
Registration and filing fees	7,662
Other	6,357

Total expenses	1,421,334
Less expense reductions (Note 4)	(4,109)

Net expenses	1,417,225

Net investment income	5,783,500

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,243,443
Foreign currency transactions	(155,172)
1,088,271
Change in net unrealized appreciation (depreciation) of
Investments	(2,496,835)
Translation of assets and liabilities in foreign currencies	12,620
(2,484,215)
Net realized and unrealized loss	(1,395,944)

Increase in net assets from operations	$4,387,556

16	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	8-31-10	ended
	(unaudited)	2-28-10
Increase (decrease) in net assets

From operations
Net investment income	$5,783,500	$7,764,203
Net realized gain (loss)	1,088,271	(16,931,286)
Change in net unrealized appreciation (depreciation)	(2,484,215)	69,100,321

Increase in net assets resulting from operations	4,387,556	59,933,238

Distributions to shareholders
From net investment income
Class A	(367,257)	(492,495)
Class B	(16,551)	(22,183)
Class C	(49,278)	(78,356)
Class I	(1,697,190)	(2,859,421)
Class R1	—	(1,490)
Class NAV	(2,584,692)	(3,900,810)

Total distributions	(4,714,968)	(7,354,755)

From Fund share transactions (Note 5)	9,609,990	51,057,676

Total increase	9,282,578	103,636,159

Net assets

Beginning of period	242,242,155	138,605,996

End of period	$251,524,733	$242,242,155

Undistributed net investment income	$1,778,026	$709,494

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$8.10	$6.10	$9.52	$10.00
Net investment income[3]	0.17	0.25	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.04)	1.99	(3.57)	(0.51)
Total from investment operations	0.13	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.13)	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.13)	(0.24)	(0.21)	(0.32)
Net asset value, end of period	$8.10	$8.10	$6.10	$9.52
Total return (%)[4,5]	1.65[6]	37.19[7]	(34.21)[7]	(1.84)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52[8]	1.66[9]	1.72	1.79
Expenses net of fee waivers	1.52[8]	1.56[9]	1.56	1.45
Expenses net of fee waivers and credits	1.52[8]	1.55[9]	1.55	1.45
Net investment income	4.06[8]	3.34	4.28	3.31
Portfolio turnover (%)	26	53	54	24

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class A shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$8.10	$6.09	$9.51	$10.00
Net investment income[3]	0.14	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.05)	2.00	(3.56)	(0.45)
Total from investment operations	0.09	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.10)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.10)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$8.09	$8.10	$6.09	$9.51
Total return (%)[4,5,6]	1.14[7]	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.55[8]	3.54[9]	3.94	3.89
Expenses net of fee waivers	2.25[8]	2.29[9]	2.43	2.23
Expenses net of fee waivers and credits	2.25[8]	2.25[9]	2.25	2.23
Net investment income	3.32[8]	2.68	3.50	2.11
Portfolio turnover (%)	26	53	54	24

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-082

Per share operating performance

Net asset value, beginning of period	$8.10	$6.10	$9.51	$10.00
Net investment income3	0.14	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.05)	1.99	(3.55)	(0.45)
Total from investment operations	0.09	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.10)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.10)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$8.09	$8.10	$6.10	$9.51
Total return (%)4,5,6	1.147	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.358	2.639	2.72	3.00
Expenses net of fee waivers	2.258	2.279	2.28	2.23
Expenses net of fee waivers and credits	2.258	2.259	2.25	2.22
Net investment income	3.338	2.66	3.50	2.08
Portfolio turnover (%)	26	53	54	24

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	19

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$8.13	$6.11	$9.53	$10.00
Net investment income[3]	0.18	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	(0.04)	2.00	(3.46)	(0.44)
Total from investment operations	0.14	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.15)	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	—	(0.03)
Total distributions	(0.15)	(0.28)	(0.25)	(0.36)
Net asset value, end of period	$8.12	$8.13	$6.11	$9.53
Total return (%)[4,5]	1.73[6]	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$80	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[8]	1.19[7]	1.21	2.16
Expenses net of fee waivers	1.07[8]	1.08[7]	1.10	1.09
Expenses net of fee waivers and credits	1.07[8]	1.08[7]	1.10	1.09
Net investment income	4.46[8]	3.96	3.78	3.14
Portfolio turnover (%)	26	53	54	24

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

CLASS NAV SHARES Period ended	8-31-10[1]	2-28-10	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$8.13	$6.11	$9.71
Net investment income[3]	0.19	0.29	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	2.01	(3.67)
Total from investment operations	0.14	2.30	(3.38)
Less distributions
From net investment income	(0.15)	(0.28)	(0.22)
Total distributions	(0.15)	(0.28)	(0.22)
Net asset value, end of period	$8.12	$8.13	$6.11
Total return (%)[4]	1.77[6]	38.16[5]	(35.32)[5,6]

Ratios and supplemental data

Net asset value, end of period (in millions)	$143	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[7]	1.05[8]	1.09[7]
Expenses net of fee waivers	0.99[7]	1.00[8]	1.05[7]
Expenses net of fee waivers and credits	0.99[7]	1.00[8]	1.05[7]
Net investment income	4.56[7]	3.84	4.27[7]
Portfolio turnover (%)	26	53	54

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Global Shareholder Yield Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$2,733,754	$1,383,824	$1,349,930	—
Belgium	6,414,553	—	6,414,553	—
Brazil	2,491,300	2,491,300	—	—
Canada	10,980,955	10,980,955	—	—
Finland	1,281,816	—	1,281,816	—
France	14,503,525	—	14,503,525	—
Germany	5,788,908	—	5,788,908	—
Hong Kong	1,267,604	1,267,604	—	—
Italy	1,319,242	—	1,319,242	—
Netherlands	2,779,820	2,779,820	—	—
Norway	2,648,601	1,266,824	1,381,777	—
Philippines	1,296,830	1,296,830	—	—
Spain	3,004,558	—	3,004,558	—
Sweden	2,114,212	—	2,114,212	—
Switzerland	10,871,070	—	10,871,070	—
Taiwan	5,303,191	1,273,173	4,030,018	—
United Kingdom	41,360,777	8,222,539	33,138,238	—
United States	130,046,856	130,046,856	—	—

Preferred Stocks
United States	2,036,104	2,036,104	—	—

Total Investments in
Securities	$248,243,676	$163,045,829	$85,197,847	—

During the six months ended August 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

22	Global Shareholder Yield Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

The fund may be subject to foreign earnings and repatriation takes which are accrued based upon net investment income, net realized gains, or net unrealized appreciation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the year to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Global Shareholder Yield Fund	23

For federal income tax purposes, the Fund has a capital loss carryforward of $39,855,644 available to offset future net realized capital gains. The loss carryforward expires as follows: February 28, 2017 — $10,606,127 and February 28, 2018 — $29,249,517.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.875% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses

24	Global Shareholder Yield Fund | Semiannual report

will not exceed 1.55%, 2.25%, 2.25% and 1.09% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.55%, 2.25%, 2.25%, 1.07% and 1.00% for Class A, Class B, Class C, Class I and Class NAV shares, respectively.

Accordingly, these expense reductions amounted to $1,943, $1,945 and $221 for Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,318 for the six months ended August 31, 2010. Of this amount, $2,839 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,385 was paid as sales commissions to broker-dealers and $94 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $2,191 and $3,004 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

Semiannual report | Global Shareholder Yield Fund	25

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B, and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$34,575	$22,751	$1,882	$2,370
Class B	6,585	1,954	1,488	232
Class C	20,284	5,290	1,489	524
Class I	—	23,750	1,717	14,670
Total	$61,444	$53,745	$6,576	$17,796

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	For the six-month period
		ended 8-31-10	Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	633,370	$5,211,161	1,434,058	$10,960,022
Exchanged from Class R1	—	—	13,111	101,374
Distributions reinvested	38,509	313,078	52,831	394,297
Repurchased	(538,599)	(4,351,738)	(554,163)	(4,116,860)

Net increase	133,280	$1,172,501	945,837	$7,338,833

26	Global Shareholder Yield Fund | Semiannual report

	For the six-month period
		ended 8-31-10	Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class B shares

Sold	26,411	$218,631	77,695	$606,655
Distributions reinvested	1,896	15,381	2,748	20,403
Repurchased	(20,242)	(166,280)	(30,723)	(240,120)

Net increase	8,065	$67,732	49,720	$386,938

Class C shares

Sold	53,555	$442,943	226,872	$1,757,846
Distributions reinvested	3,937	31,946	6,336	47,012
Repurchased	(89,708)	(723,854)	(136,551)	(975,972)

Net increase (decrease)	(32,216)	($248,965)	96,657	$828,886

Class I shares

Sold	4,858,368	$39,888,335	7,646,302	$56,063,766
Distributions reinvested	201,223	1,641,569	360,676	2,669,843
Repurchased	(5,792,261)	(47,140,549)	(6,757,683)	(50,648,524)

Net increase (decrease)	(732,670)	($5,610,645)	1,249,295	$8,085,085

Class R1 shares

Sold	—	—	2,272	$14,473
Exchanged for Class A	—	—	(13,113)	(101,374)
Distributions reinvested	—	—	215	1,490

Net decrease	—	—	(10,626)	($85,411)

Class NAV shares

Sold	1,662,120	$13,208,109	4,816,056	$34,847,758
Distributions reinvested	316,771	2,584,692	521,545	3,900,810
Repurchased	(190,255)	(1,563,434)	(534,873)	(4,245,223)

Net increase	1,788,636	$14,229,367	4,802,728	$34,503,345

Net increase	1,165,095	$9,609,990	7,133,611	$51,057,676

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $79,693,354 and $62,599,965, respectively, for the six months ended August 31, 2010.

Semiannual report | Global Shareholder Yield Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Global Shareholder Yield Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Epoch Investment Partners, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

28	Global Shareholder Yield Fund | Semiannual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Global Shareholder Yield Fund	29

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.

The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Global Shareholder Yield Fund	22.98%	N/A	N/A	N/A
MSCI World Index	29.99%	N/A	N/A	N/A
World Stock Category Median	33.39%	N/A	N/A	N/A
Morningstar 15(c) Peer Group Median	30.57%	N/A	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Fund materially underperformed its benchmark index as well as the Category and Peer Group median for the one year period. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the

30	Global Shareholder Yield Fund | Semiannual report

services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.55% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 1.72% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory

Semiannual report | Global Shareholder Yield Fund	31

Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	Global Shareholder Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Epoch Investment Partners, Inc.
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Shareholder Yield Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	320SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

John Hancock
MUTUAL FUNDS

John Hancock

Classic Value Mega Cap Fund

Semiannual Report

8.31.10

A look at performance

For the period ended August 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	–7.08	—	—	–14.56	–11.75	–7.08	—	—	–42.38

Class B	–7.95	—	—	–14.65	–12.09	–7.95	—	—	–42.60

Class C	–3.91	—	—	–13.89	–8.38	–3.91	—	—	–40.78

Class I2	–1.83	—	—	–12.92	–6.99	–1.83	—	—	–38.42

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-11. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12% and Class I — 0.96%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 3.74%, Class B — 10.90%, Class C — 7.05% and Class I — 8.29%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 From 3-1-07.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Classic Value Mega Cap Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without sales	With maximum
	beginning	charge	sales charge	Index 1	Index 2

Class B	3-1-07	$5,911	$5,740	$7,339	$7,101

Class C2	3-1-07	5,922	5,922	7,339	7,101

Class I3	3-1-07	6,158	6,158	7,339	7,101

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of 8-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 — is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 The contingent deferred sales charge, if any, is not applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Classic Value Mega Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2010 with the same investment held until August 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 3-1-10	8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$928.50	$6.66

Class B	1,000.00	925.30	10.29

Class C	1,000.00	925.40	10.29

Class I	1,000.00	930.10	4.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:|

8	Classic Value Mega Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2010, with the same investment held until August 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 3-1-10	8-31-10	period ended 8-31-10[1]

Class A	$1,000.00	$1,018.30	$6.97

Class B	1,000.00	1,014.50	10.76

Class C	1,000.00	1,014.50	10.76

Class I	1,000.00	1,020.40	4.84

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.12%, 2.12% and 0.95% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Classic Value Mega Cap Fund	9

Portfolio summary

Top 10 Holdings[1]

Exxon Mobil Corp.	4.6%	Omnicom Group, Inc.	3.5%

Hewlett-Packard Company	4.5%	L-3 Communications Holdings, Inc.	3.5%

CA, Inc.	4.1%	Tyco Electronics, Ltd.	3.5%

The Allstate Corp.	4.1%	UBS AG	3.2%

Northrop Grumman Corp.	4.1%	ACE, Ltd.	3.2%

Sector Composition[2,3]

Financials	34%	Consumer Discretionary	8%

Information Technology	19%	Materials	3%

Health Care	10%	Utilities	2%

Energy	10%	Consumer Staples	2%

Industrials	10%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 8-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 8-31-10.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Classic Value Mega Cap Fund | Semiannual report

Fund’s investments

As of 8-31-10 (unaudited)

	Shares	Value

Common Stocks 98.10%		$4,383,047

(Cost $4,491,119)

Consumer Discretionary 8.15%		364,233

Media 5.58%

Omnicom Group, Inc.	4,525	158,420

Viacom, Inc., Class B	2,900	91,118

Specialty Retail 2.57%

Lowe’s Companies, Inc.	5,650	114,695

Consumer Staples 2.00%		89,483

Personal Products 2.00%

Avon Products, Inc.	3,075	89,483

Energy 9.61%		429,378

Oil, Gas & Consumable Fuels 9.61%

Apache Corp.	400	35,940

BP PLC, SADR (L)	3,025	105,361

Exxon Mobil Corp.	3,450	204,102

Valero Energy Corp.	5,325	83,975

Financials 34.30%		1,532,354

Capital Markets 10.06%

Morgan Stanley	4,425	109,253

State Street Corp.	3,025	106,117

The Goldman Sachs Group, Inc.	675	92,434

UBS AG (I)	8,425	141,794

Commercial Banks 4.40%

PNC Financial Services Group, Inc.	2,125	108,290

Wells Fargo & Company	3,750	88,313

Consumer Finance 1.55%

Capital One Financial Corp.	1,825	69,095

Diversified Financial Services 8.15%

Bank of America Corp.	8,950	111,427

Citigroup, Inc. (I)	31,056	115,528

JPMorgan Chase & Company	3,775	137,259

Insurance 10.14%

ACE, Ltd.	2,650	141,696

Hartford Financial Services Group, Inc.	1,925	38,808

MetLife, Inc.	2,325	87,420

The Allstate Corp.	6,700	184,920

See notes to financial statements	Semiannual report | Classic Value Mega Cap Fund	11

		Shares	Value
Health Care 10.40%			$464,707

Health Care Equipment & Supplies 4.41%

Boston Scientific Corp. (I)		12,775	66,302

Zimmer Holdings, Inc. (I)		2,775	130,897

Health Care Providers & Services 3.02%

Aetna, Inc.		5,050	134,936

Pharmaceuticals 2.97%

Johnson & Johnson		2,325	132,572

Industrials 9.51%			424,785

Aerospace & Defense 9.51%

L-3 Communications Holdings, Inc.		2,325	154,845

Northrop Grumman Corp.		3,350	181,302

The Boeing Company		1,450	88,638

Information Technology 18.52%			827,605

Communications Equipment 1.90%

Alcatel-Lucent, SADR		33,050	84,939

Computers & Peripherals 7.05%

Dell, Inc. (I)		9,775	115,052

Hewlett-Packard Company		5,200	200,096

Electronic Equipment, Instruments & Components 3.45%

Tyco Electronics, Ltd.		6,287	154,157

Software 6.12%

CA, Inc.		10,275	185,053

Microsoft Corp.		3,761	88,308

Materials 3.06%			136,596

Chemicals 3.06%

PPG Industries, Inc.		2,075	136,596

Utilities 2.55%			113,906

Electric Utilities 2.55%

Edison International		3,375	113,906

Short-Term Investments 2.37%			$106,018

(Cost $106,021)

Securities Lending Collateral 2.37%			106,018
John Hancock Collateral Investment Trust (W)	0.3330% (Y)	10,591	106,018

Total investments (Cost $4,597,140)† 100.47%			$4,489,065

Other assets and liabilities, net (0.47%)			($20,967)

Total net assets 100.00%			$4,468,098

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

12	Classic Value Mega Cap Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $5,562,767. Net unrealized depreciation aggregated $1,073,702, of which $259,047 related to appreciated investment securities and $1,332,749 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 8-31-10:

United States	87%
Switzerland	7%
France	2%
United Kingdom	2%
Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | Classic Value Mega Cap Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $4,491,119) including
$102,574 of securities loaned (Note 2)	$4,383,047
Investments in affiliated issuers, at value (Cost $106,021) (Note 2)	106,018

Total investments, at value (Cost $4,597,140)	4,489,065
Cash	30,618
Receivable for investments sold	59,856
Receivable for fund shares sold	10,515
Dividends and interest receivable	11,116
Receivable for securities lending income	17
Receivable due from adviser	8,599
Other receivables and prepaid assets	25,402

Total assets	4,635,188

Liabilities

Payable for fund shares repurchased	26,307
Payable upon return of securities loaned (Note 2)	106,021
Payable to affiliates
Accounting and legal services fees	66
Transfer agent fees	804
Trustees’ fees	121
Other liabilities and accrued expenses	33,771

Total liabilities	167,090

Net assets

Capital paid-in	$9,649,175
Undistributed net investment income	2,932
Accumulated net realized loss on investments	(5,075,934)
Net unrealized depreciation on investments	(108,075)

Net assets	$4,468,098

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($3,504,795 ÷ 613,705 shares)	$5.71
Class B ($188,218 ÷ 32,993 shares)[1]	$5.70
Class C ($444,459 ÷ 77,879 shares)[1]	$5.71
Class I ($330,626 ÷ 57,764 shares)	$5.72

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$6.01

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Classic Value Mega Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$36,529
Securities lending	115
Interest	2

Total investment income	36,646

Expenses

Investment management fees (Note 4)	18,417
Distribution and service fees (Note 4)	7,853
Accounting and legal services fees (Note 4)	404
Transfer agent fees (Note 4)	3,912
Trustees’ fees (Note 4)	333
State registration fees (Note 4)	6,295
Printing and postage fees (Note 4)	3,779
Professional fees	21,103
Custodian fees	6,228
Registration and filing fees	6,050
Other	3,879

Total expenses	78,253
Less expense reductions (Note 4)	(44,612)

Net expenses	33,641

Net investment income	3,005

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	155,340
Investments in affiliated issuers	9
155,349
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(532,212)
Investments in affiliated issuers	(6)
(532,218)
Net realized and unrealized loss	(376,869)
Decrease in net assets from operations	($373,864)

See notes to financial statements	Semiannual report | Classic Value Mega Cap Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period
	ended	Year
	8-31-10	ended
	(unaudited)	2-28-10

Increase (decrease) in net assets

From operations
Net investment income	$3,005	$19,525
Net realized gain (loss)	155,349	(173,212)
Change in net unrealized appreciation (depreciation)	(532,218)	2,161,309

Increase (decrease) in net assets resulting from operations	(373,864)	2,007,622

Distributions to shareholders
From net investment income
Class A	—	(29,972)
Class B	—	(192)
Class C	—	(460)
Class I	—	(3,794)

Total distributions	—	(34,418)

From Fund share transactions (Note 5)	708,930	(443,268)

Total increase	335,066	1,529,936

Net assets

Beginning of period	4,133,032	2,603,096

End of period	$4,468,098	$4,133,032

Undistributed net investment (accumulated distributions in excess
of) income	$2,932	($73)

16	Classic Value Mega Cap Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.15	$3.45	$7.60	$10.00
Net investment income[3]	—[4]	0.03	0.09	0.13
Net realized and unrealized gain (loss) on investments	(0.44)	2.72	(4.16)	(2.23)
Total from investment operations	(0.44)	2.75	(4.07)	(2.10)
Less distributions
From net investment income	—	(0.05)	(0.08)	(0.11)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.05)	(0.08)	(0.30)
Net asset value, end of period	$5.71	$6.15	$3.45	$7.60
Total return (%)[5,6,7]	(7.15)[8]	79.57	(53.77)	(21.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$2	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	3.08[9]	3.70[10]	2.82	2.52
Expenses net of fee waivers	1.37[9]	1.39[10]	1.37	1.37
Expenses net of fee waivers and credits	1.37[9]	1.39[10]	1.37	1.37
Net investment income	0.20[9]	0.59	1.49	1.34
Portfolio turnover (%)	28	76	114	38

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class A shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Assumes dividend reinvestment (if applicable).
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Does not reflect the effect of sales charges, if any.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Mega Cap Fund	17

CLASS B SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.16	$3.47	$7.60	$10.00
Net investment income (loss)[3]	(0.02)	(0.01)	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.44)	2.71	(4.15)	(2.21)
Total from investment operations	(0.46)	2.70	(4.10)	(2.16)
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.01)	(0.03)	(0.24)
Net asset value, end of period	$5.70	$6.16	$3.47	$7.60
Total return (%)[4,5,6]	(7.47)[7]	77.74	(54.01)	(21.85)

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.89[9]	12.01[10]	14.22	11.98
Expenses net of fee waivers	2.12[9]	2.15[10]	2.70	2.12
Expenses net of fee waivers and credits	2.12[9]	2.13[10]	2.12	2.12
Net investment income (loss)	(0.55)[9]	(0.24)	0.80	0.58
Portfolio turnover (%)	28	76	114	38

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class B shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	8-31-101	2-28-10	2-28-09	2-29-082

Per share operating performance

Net asset value, beginning of period	$6.17	$3.47	$7.61	$10.00
Net investment income (loss)3	(0.02)	(0.01)	0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.44)	2.72	(4.16)	(2.21)
Total from investment operations	(0.46)	2.71	(4.11)	(2.15)
Less distributions
From net investment income	—	(0.01)	(0.03)	(0.05)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.01)	(0.03)	(0.24)
Net asset value, end of period	$5.71	$6.17	$3.47	$7.61
Total return (%)4,5,6	(7.46)7	78.03	(54.07)	(21.75)

Ratios and supplemental data

Net assets, end of period (in millions)	—8	—8	—8	—8
Ratios (as a percentage of average net assets):
Expenses before reductions	4.559	7.4510	7.51	6.38
Expenses net of fee waivers	2.129	2.1410	2.29	2.12
Expenses net of fee waivers and credits	2.129	2.1310	2.12	2.12
Net investment income (loss)	(0.53)9	(0.19)	0.78	0.68
Portfolio turnover (%)	28	76	114	38

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class C shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Classic Value Mega Cap Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-10[1]	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$6.15	$3.45	$7.61	$10.00
Net investment income[3]	0.02	0.05	0.12	0.17
Net realized and unrealized gain (loss) on investments	(0.45)	2.72	(4.17)	(2.23)
Total from investment operations	(0.43)	2.77	(4.05)	(2.06)
Less distributions
From net investment income	—	(0.07)	(0.11)	(0.14)
From net realized gain	—	—	—	(0.19)
Total distributions	—	(0.07)	(0.11)	(0.33)
Net asset value, end of period	$5.72	$6.15	$3.45	$7.61
Total return (%)[4,5]	(6.99)[6]	80.19	(53.56)	(20.87)

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.69[8]	8.73[9]	17.79	13.02
Expenses net of fee waivers	0.95[8]	0.95[9]	0.97	0.97
Expenses net of fee waivers and credits	0.95[8]	0.95[9]	0.97	0.97
Net investment income	0.64[8]	0.80	1.96	1.80
Portfolio turnover (%)	28	76	114	38

1 Semiannual period from 3-1-10 to 8-31-10. Unaudited.
2 The inception date for Class I shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Assumes dividend reinvestment (if applicable).
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Mega Cap Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a non-diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, printing and postage, registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Affiliates of the Fund owned 55% and 31% of shares of beneficial interest of Class A and Class B shares, respectively, on August 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the six months ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at

20	Classic Value Mega Cap Fund | Semiannual report

the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended August 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Classic Value Mega Cap Fund	21

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $4,202,970 available to offset future net realized capital gains as of February 28, 2010. The loss carryforward expires as follows: February 28, 2017 — $1,275,193 and February 28, 2018 — $2,927,777.

As of February 28, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78%

22	Classic Value Mega Cap Fund | Semiannual report

of the next $2,500,000,000; and (c) 0.77% of the Fund’s average daily net asset in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2010 were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.37%, 2.12%, 2.12% and 0.96% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2011.

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.37%, 2.12%, 2.12% and 0.94% for Class A, Class B, Class C and Class I shares, respectively.

Effective May 1, 2010, the Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.16% of average daily net assets.

Accordingly, these expense reductions, described above, amounted to $31,078, $2,986, $5,447 and $5,101 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2010.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended August 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Currently only 0.25% is charged to Class A for distribution fees.

Semiannual report | Classic Value Mega Cap Fund	23

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,881 for the six months ended August 31, 2010. Of this amount, $1,185 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,511 was paid as sales commissions to broker-dealers and $185 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2010, CDSCs received by the Distributor amounted to $558 and $0 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$4,534	$2,884	$1,634	$2,923
Class B	1,079	(36)	1,472	171
Class C	2,240	653	1,472	383
Class I	—	411	1,717	302
Total	$7,853	$3,912	$6,295	$3,779

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance

24	Classic Value Mega Cap Fund | Semiannual report

with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2010 and for the year ended February 28, 2010 were as follows:

	Six months ended 8-31-10		Year ended 2-28-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	147,673	$922,540	109,696	$629,324
Exchanged from Class R1	—	—	10,510	61,586
Distributions reinvested	—	—	4,769	29,332
Repurchased	(48,338)	(289,192)	(256,886)	(1,470,756)

Net increase (decrease)	99,335	$633,348	(131,911)	($750,514)

Class B shares

Sold	4,530	$28,295	13,088	$77,435
Distributions reinvested	—	—	31	192
Repurchased	(5,107)	(31,072)	(771)	(3,451)

Net increase (decrease)	(577)	($2,777)	12,348	$74,176

Class C shares

Sold	24,022	$154,023	28,288	$160,131
Distributions reinvested	—	—	57	349
Repurchased	(6,359)	(39,074)	(31,198)	(162,017)

Net increase (decrease)	17,663	$114,949	(2,853)	($1,537)

Class I shares

Sold	20,754	$132,683	58,081	$340,017
Distributions reinvested	—	—	130	800
Repurchased	(26,920)	(169,273)	(6,705)	(42,023)

Net increase (decrease)	(6,166)	($36,590)	51,506	$298,794

Class R1 shares

Exchanged for Class A	—	—	(10,524)	($61,586)
Repurchased	—	—	(512)	(2,601)

Net decrease	—	—	(11,036)	($64,187)

Net increase (decrease)	110,255	$708,930	(81,946)	($443,268)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,876,978 and $1,250,944, respectively, for the six months ended August 31, 2010.

Semiannual report | Classic Value Mega Cap Fund	25

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Classic Value Mega Cap Fund (the Fund), a series of John Hancock Funds III, met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Pzena Investment Management, LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of

26	Classic Value Mega Cap Fund | Semiannual report

economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Classic Value Mega Cap Fund	27

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.

The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that the Fund outperformed its benchmark index and its Category and Peer Group medians (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Classic Value Mega Cap Fund	35.56%	N/A	N/A	N/A
Russell 1000 Value Index	19.69%	N/A	N/A	N/A
Large Value Category Median	23.70%	N/A	N/A	N/A
Morningstar 15(c) Peer Group Median	25.45%	N/A	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

28	Classic Value Mega Cap Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its Advisory Agreement rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.37% for Class A, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2011.

The Board reviewed the Fund’s Gross Expense Ratio of 4.25% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was higher than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was slightly higher than the Peer Group median and higher than the Category median. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis and that

Semiannual report | Classic Value Mega Cap Fund	29

the Subadviser’s separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the Subadvisory Agreement.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

30	Classic Value Mega Cap Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson*	Subadviser
Charles L. Ladner	Pzena Investment Management, LLC
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis V. Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Classic Value Mega Cap Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.	322SA 8/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 27, 2010

By: /s/ Charles A. Rizzo
------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 27, 2010